Oppenheimer Principal Protected Main Street Fund(R)

6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL OPP (225.5677)

 Statement  of  Additional  Information  dated  October  25,  2004,  revised
December 6, 2005

     This Statement of Additional Information is not a prospectus. This document contains  additional  information about the Fund and supplements  information in the  Prospectus  dated  October 25, 2004.  It should be read  together  with the
Prospectus,  which may be  obtained  by writing to the  Fund's  Transfer  Agent,
OppenheimerFunds  Services,  at P.O. Box 5270,  Denver,  Colorado  80217,  or by
calling  the  Transfer  Agent  at  the  toll-free  number  shown  above,  or  by
downloading    it   from    the    OppenheimerFunds    Internet    website    at
www.oppenheimerfunds.com.

Contents
                                                                        Page
About the Fund

About Your Account

Financial Information About the Fund

About the Fund

Additional Information About the Fund's Investment Policies and Risks

     The investment  objective,  the principal  investment policies and the main risks of the Fund are described in the Prospectus.  This Statement of Additional
Information contains supplemental  information about those policies and risks as well  as  information  about  any  non-principal  investment  policies  and  the attendant risks not described in the prospectus and the types of securities that the Fund's investment Manager, OppenheimerFunds,  Inc., can select for the Fund.
Additional  information is also provided about the strategies  that the Fund can use to try to achieve its objective.

     The Fund's Investment Policies. The composition of the Fund's portfolio and the  techniques  and  strategies  that the Fund's  Manager can use in  selecting portfolio  securities will vary over time. The "Warranty Period" began August 5,
2003  and will end  August  5,  2010 or the  next  following  business  day (the
"Maturity  Date").  The  investment  objective  of the Fund during the  Warranty
Period is to seek capital preservation in order to attempt to make sure that the value of each  shareholder's  account on the Maturity  Date will be no less than the value of that shareholder's  account on the last day of the Offering Period, less sales charges,  extraordinary expenses and other amounts not covered by the
"Warranty  Agreement" (the "Warranty Amount").  The Fund seeks high total return as a secondary  objective.  There can be no assurance that the Fund will achieve its  objective.  The  Fund's  investment  objective  during  the  "Post-Warranty
Period,"  the period  immediately  following  the Maturity  Date,  is high total return.  This section  supplements  the disclosure in the Fund's  Prospectus and
provides   additional   information  on  the  Fund's   investment   policies  or
restrictions  to the extent  permitted under the Financial  Warranty  Agreement, dated May 29, 2003 (the "Warranty  Agreement"),  among the Fund, the Manager and
Merrill Lynch Bank USA.  Restrictions or policies stated as a maximum percentage of the Fund's assets are only applied  immediately after a portfolio  investment to which the policy or restriction is applicable  (other than the limitations on borrowing and illiquid securities).  Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered  in  determining  whether  the  investment  complies  with the Fund's restrictions and policies.

     Under  normal  market  conditions,  during the  Warranty  Period the Fund's assets are allocated  between an equity  component,  consisting  exclusively  of
Class Y shares of the Oppenheimer Main Street Fund (the "Underlying  Fund"), and
a fixed income  component,  normally  consisting  primarily of zero-coupon  U.S.
government securities. However, as explained more fully in the prospectus, under certain  circumstances,  the Fund's  assets may be  invested  primarily  or even exclusively in U.S. government securities.

     Merrill  Lynch  Bank  USA  ("MLBUSA"  or  the  "Warranty  Provider")  is  a
wholly-owned  subsidiary of Merrill  Lynch & Co., Inc.  MLBUSA is licensed as an industrial  bank pursuant to the laws of the State of Utah.  MLBUSA is regulated by certain Federal and state agencies and is examined by those agencies.  MLBUSA
may  hedge  its  risks   under  the   Warranty   Agreement   with  one  or  more
counterparties,  including  with an affiliate  of MLBUSA  (which may include the calculation agent under the Warranty Agreement). MLBUSA is not required to hedge its risk under the  Warranty  Agreement  and may  choose  not to do so.  Whether
MLBUSA attempts to hedge its risk under the Warranty Agreement or not, it is the sole  entity  responsible  for making  payments to the Fund,  if any,  under the
Warranty Agreement.

     The Asset Allocation Process.  In pursuing the Fund's investment  objective during the Warranty Period,  the Manager allocates the Fund's assets between the equity and fixed income components of the portfolio.  The Fund did not employ an asset  allocation model during the Offering Period and will not do so during the
Post-Warranty Period.

     The  prevailing  level of interest  rates and the  volatility of the equity markets  will  significantly  influence  the initial  allocation  of Fund assets between  equity and fixed income  securities.  At the date of this  Statement of
Additional Information, interest rates remain at historically low levels and the equity markets continue to experience above normal volatility, both of which are factors that may result in the mathematical formula allocating a high portion of the Fund's  assets to fixed  income  securities.  The Manager  will  monitor the allocation of the Fund's assets on a daily basis.

     The asset allocation process will also be affected by the Manager's ability to manage the  Underlying  Fund.  If the  market  value of the  Underlying  Fund increases, a smaller portion of the Fund's assets would be allocated to the debt portfolio.  On the  other  hand,  if the  market  value of the  Underlying  Fund decreases,  a higher  portion of the Fund's assets would have to be allocated to the debt portfolio, and the ability of the Fund to participate in any subsequent upward movement in the equity market would be reduced.

     The Warranty Agreement  contains a mathematical  formula which provides the maximum amount of the Fund's assets that may be invested in the equity portfolio on any given day during the Warranty Period.  That percentage  allocation to the equity  portfolio  can be as high as 100% and as low as zero.  Accordingly,  the
Warranty  Agreement could limit the way that the Manager manages the Fund during the Warranty Period in response to changing market conditions.

     In allocating the Fund's assets between equity and fixed income securities, the Manager  will base its  decision  on the  formula set forth in the  Warranty
Agreement.  The formula will help establish  both the initial  allocation of the
Fund's  assets and on a daily  basis will  reevaluate  the Fund's  then  maximum permitted allocation in the equity component. The objective of the formula is to preserve the principal of the Fund,  primarily through  allocations to the fixed income  securities.  The  formula  takes  into  account  a  number  of  factors, including,  but not  limited  to: o The  market  value of the  Fund's  assets as compared to the Warranty  Amount;  o The prevailing  level of interest  rates; o
Equity market volatility;  and o The length of time remaining until the Maturity
Date.

     The model may  allocate  between 0% to 100% of the Fund's  assets to equity securities.  However,  initially a significant portion of the Fund's assets will be allocated to fixed income  securities.  It is also  possible that 100% of the
Fund's  assets  will be  allocated  to the debt  portfolio  during the  Warranty
Period.

     The basic terms of the asset  allocation model were determined prior to the
Fund entering into the Warranty Agreement with MLBUSA. MLBUSA reviewed the asset allocation  model in determining  whether it was prepared to offer the Financial
Warranty to the Fund and negotiated some  modifications  to manage its financial risk.  MLBUSA has no right to require any  modification  to the structure of the asset  allocation  formula  during the Warranty  Period,  but has  discretion in certain  limited  circumstances  to adjust  certain  variables  in the  formula.
Because the model impacts  MLBUSA's  financial  exposure,  MLBUSA has a right to approve  any  changes  that the Fund  wishes  to make to the  model  during  the
Warranty  Period.   MLBUSA  has  informational   rights  regarding  the  model's
allocation and the Fund's portfolio during the Warranty Period, but these rights are intended to enable MLBUSA to monitor its financial exposure. Under the terms of the Warranty Agreement,  the Fund is subject to certain investment parameters during  the  Warranty  Period.  The Fund has also  agreed to be bound by various covenants.  If the  Fund's  assets  are  not  managed  in  accordance  with  the parameters  set forth in the Warranty  Agreement or if the Fund  breaches  these covenants,  the Fund's  assets could be  allocated  entirely to the fixed income portfolio for the remainder of the Warranty Period,  or MLBUSA may terminate the
Warranty Agreement.

     The Financial Warranty.  The prospectus contains a detailed  description of the Warranty  Agreement.  The "Financial  Warranty"  that the Warranty  Provider issued is a  contractual  obligation  to make a payment to the Fund in the event there is a shortfall  between the Warranty Amount and the then-current net asset value of the Fund on the Maturity Date ("Shortfall").  The Financial Warranty is
not a guarantee and therefore the availability of the Financial  Warranty on the
Maturity Date will be conditioned upon the Manager and the Fund satisfying their respective obligations under the Warranty Agreement.  Should the Fund and/or the
Manager  fail  to  satisfy  their  respective  obligations  under  the  Warranty
Agreement,  the  Warranty  Provider is  permitted  to  terminate  the  Financial
Warranty and thus terminate its  obligation,  if any, to make any payment to the
Fund on the  Maturity  Date.  Shareholders  also bear the risk that the Warranty
Provider will become  insolvent or otherwise fail to or become unable to satisfy its payment  obligation to the Fund, if any,  under the Financial  Warranty.  If either event were to occur, shareholders' investment in the Fund would no longer be protected by the  Financial  Warranty,  which means their shares may be worth less than their anticipated  Warranty Amount.  The Fund's Board of Trustees will periodically  review the financial  statements of the Warranty Provider.  In the event that the  financial  condition of the Warranty  Provider has  deteriorated beyond  certain  thresholds,  the Trustees  will  determine  whether  there is a substantial  likelihood that the Warranty Provider will be unable to satisfy its obligations  under the Warranty  Agreement.  Under such  circumstances the Board may, but is not obligated to, replace the Warranty Provider.

     In the event the Manager  acts with  negligence,  recklessness,  bad faith, willful misconduct or fraud and the Fund's net asset value is below a set limit, the Manager will be required to make a payment  under the Warranty  Agreement in an amount  equal to the amount of any  reduction  in the Fund's net asset  value below a set limit that is directly or indirectly  attributable  to the Manager's conduct.  Additionally,  in the event the Manager is  required  to allocate  the
Fund's assets to the debt portfolio and fails to do so and such failure  results in the Fund's net asset value  falling  below a set limit,  the Manager  will be required to pay to the Warranty Provider an amount equal to the shortfall due to the Fund's assets not being so invested.  In the event the Manager fails to make any such  payment,  deliver a notice of  objection,  or pay such  amount into an escrow  account to the Warranty  Provider  within five business  days,  then the
Warranty  Provider may terminate the Financial  Warranty.  The Warranty Provider may also terminate the Financial Warranty for other reasons, as discussed in the
Prospectus and this Statement of Additional Information.

     The Warranty  Agreement imposes certain  conditions and requirements on the
Fund and the Manager.  Failure to satisfy  those  conditions  and  requirements, which are described in detail in the Prospectus, gives the Warranty Provider the ability to (i) reduce the amount of the Fund's assets  invested in shares of the
Underlying  Fund,  (ii) require 100% of the Fund's assets to be invested in U.S.
government securities,  or (iii) terminate the Warranty Agreement,  depending on the  condition  or  requirement.  The Manager will  monitor the  conditions  and requirements of the Warranty  Agreement on a daily basis to ensure that the Fund
and  the  Manager  satisfy  those  conditions  and   requirements.   In  certain
circumstances,  the  Warranty  Agreement  provides  that in the case of  certain deficiencies,  the  Fund  may  have a  specified  period  of time  to  cure  the deficiency.  In the case of other  deficiencies,  the Warranty  Provider has the right, in its sole  discretion,  to either direct the Manager to allocate all of the  Fund's  assets  to the debt  portfolio,  deliver  to the  Fund's  Custodian
pre-signed   instructions   from  the  Manager   instructing  the  Custodian  to
immediately  allocate all of the Fund's  assets to the debt  portfolio or change one of the  variables in the formula  which would have the effect of  increasing the portion of the Fund's assets  allocated to the debt  portfolio or in certain circumstances terminate the Warranty Agreement.  The Warranty Provider will rely on the  Manager  as well as on the  Fund's  Custodian  bank for the  information necessary to monitor the Fund's and/or the Manager's  compliance  with the terms of the Warranty Agreement.  The attendant risks to the Fund and shareholders are if the Manager or the Custodian bank fail to provide the information required by the Warranty Agreement, in which case the Warranty Provider may require the Fund to invest exclusively in U.S. government securities.

     On the Maturity Date, if there is a shortfall  between the Warranty  Amount and the Fund's  then-current  net asset  value,  the Warranty  Provider  will be required  to make a  payment  to the Fund in the  amount of the  shortfall.  The
Shortfall  amount will be  determined  per class of shares and then the specific shortfall amount per class of shares will be allocated to the respective  class.
Once the dollar  amount of Shortfall is  allocated  per class,  that amount will then be divided evenly among the  outstanding  shares of the class to apply on a shareholder  basis.  The Fund will then provide  those  shareholders  who redeem their Fund shares on the Maturity Date with their respective Warranty Amount.

     During the Warranty Period,  the Fund may purchase  securities or engage in investment techniques set forth in the following sections.

     |X|  Investments  in Equity  Securities.  The Fund's  investments in equity securities will consist  exclusively of Class Y shares of the  Oppenheimer  Main
Street Fund (the  "Underlying  Fund").  The  Underlying  Fund does not limit its investments in equity securities to issuers having a market  capitalization of a specified size or range, and therefore can invest in securities of small-,  mid-
and  large-capitalization  issuers.  At times, the Underlying Fund can focus its equity  investments in securities of one or more  capitalization  ranges,  based upon the Manager's  judgment of where the best market  opportunities are to seek the  Underlying  Fund's  objective.  At times,  the market may favor or disfavor securities of issuers of a particular  capitalization range. Securities of small capitalization  issuers may be subject to greater  price  volatility  in general than  securities  of larger  companies.  Therefore,  if the  Underlying  Fund is focusing on or has substantial  investments in smaller capitalization  companies at times of market volatility,  the Underlying Fund's share prices may fluctuate more  than that of funds  focusing  on larger  capitalization  issuers.  Further information about the Underlying Fund is included under  "Information  About the
Underlying Fund" in Appendix C to this Statement of Additional Information.  The
Underlying Fund's Prospectus and Statement of Additional Information describe in detail the Underlying Fund's investment policies, risks, management,  investment restrictions,  strategies  and types of securities  in which it may invest,  and contains other information about the Underlying Fund. The Prospectus,  Statement of Additional  Information and annual and semi-annual  reports of the Underlying
Fund are available without charge upon request by calling 1.800.525.7048.

     |X| Investments in Bonds and Other Debt Securities. The Fund will invest in
U.S. government  securities to seek its investment  objective.  In general, debt securities are subject to two types of risk: credit risk and interest rate risk.

     o Credit  Risk.  Credit  risk  relates to the ability of the issuer to meet interest or  principal  payments or both as they  become due.  The fixed  income component of the Fund's portfolio consists of U.S. government  securities.  U.S.
government  securities,   although  unrated,  are  generally  considered  to  be
equivalent  to  securities in the highest  rating  categories.  Investment-grade bonds are bonds rated at least "Baa" by Moody's Investors  Service,  Inc., or at least "BBB" by Standard & Poor's  Rating  Service or Fitch,  Inc.,  or that have comparable ratings by another nationally-recognized rating organization.

     o Interest  Rate Risk.  Interest  rate risk refers to the  fluctuations  in value of debt securities  resulting from the inverse  relationship between price and yield.  For  example,  an  increase in general  interest  rates will tend to reduce the market  value of  already-issued  debt  securities,  and a decline in general  interest  rates will tend to increase  their value.  In addition,  debt securities having longer maturities tend to offer higher yields, but are subject to potentially greater fluctuations in value from changes in interest rates than obligations having shorter maturities.

     Fluctuations  in the market  value of debt  securities  after the Fund buys them will not affect the interest income payable on those securities (unless the security  pays  interest at a variable  rate pegged to interest  rate  changes).
However,  those price  fluctuations  will be reflected in the  valuations of the securities,  and therefore the Fund's net asset values will be affected by those fluctuations.

     |X| U.S. Government  Securities.  U.S. government  securities the Fund buys will include non-callable general obligations of the U.S. Treasury backed by the full faith and credit of the U.S.  government  or of any of the  following  U.S.
government  agencies,  instrumentalities  or government  sponsored  enterprises:
Federal National Mortgage  Association,  Federal Home Loan Mortgage Corporation,
Federal Home Loan Bank,  Resolution Funding Corporation,  Financing  Corporation
and Tennessee Valley Authority,  provided such securities are rated no less than
"AAA" by  Standard  & Poor's  Rating  Services  or  "Aaa" by  Moody's  Investors
Service, Inc.

     o U.S.  Treasury  Obligations.  These  include  Treasury  bills (which have maturities  of one  year  or less  when  issued),  Treasury  notes  (which  have maturities of more than one year and up to ten years when issued),  and Treasury bonds  (which  have  maturities  of more than ten years when  issued).  Treasury securities  are backed by the full  faith and credit of the United  States as to timely  payments of interest and  repayments of principal.  Other U.S.  Treasury obligations  the Fund can buy include U. S. Treasury  securities  that have been
"stripped"  by a Federal  Reserve Bank,  zero-coupon  U.S.  Treasury  securities described below.

     o  Obligations  Issued  or  Guaranteed  by  U.S.   Government  Agencies  or
Instrumentalities.   These  include  direct  obligations  and   mortgage-related
securities that have different levels of credit support from the government. The
Fund may  invest  in,  Government  National  Mortgage  Association  pass-through mortgage  certificates  (called "Ginnie Maes"),  which are supported by the full faith and credit of the U.S. government .

     |X|   Zero-Coupon   Securities.   The   Fund   can  buy   zero-coupon   and
delayed-interest  securities. The Fund can buy U.S. Treasury notes or bonds that have been stripped of their interest coupons, U.S. Treasury bills issued without
interest   coupons,   and  certificates   representing   interests  in  stripped
securities.

     Zero-coupon  securities do not make periodic interest payments and are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual  appreciation  of the  security,  which is redeemed at face value on a  specified  maturity  date.  This  discount  depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the  security  and the credit  quality of the  issuer.  The  discount  typically decreases as the maturity  date  approaches.  Some  zero-coupon  securities  are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

     Because  zero-coupon  securities  pay no interest  and  typically  compound semi-annually  at the rate fixed at the time of their  issuance,  their value is generally more volatile than the value of other debt securities. Their value may fall  more  dramatically  than the  value of  interest-bearing  securities  when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

     The  Fund's  investment  in  zero-coupon  securities  may cause the Fund to recognize income and make  distributions to shareholders  before it receives any cash payments on the zero-coupon  investment.  To generate cash to satisfy those distribution  requirements,  the Fund may have to sell portfolio securities that it  otherwise  might  have  continued  to hold or to use cash  flows  from other sources such as the sale of Fund shares.

     |X| Money Market  Instruments.  The following is a brief description of the types of the U.S. dollar-denominated money market securities the Fund can invest
in. Money market securities are  high-quality,  short-term debt instruments that may be issued by the U.S.  government,  corporations,  banks or other  entities.
They may have fixed,  variable or floating  interest rates.  During the Offering
Period the Fund invested its assets in:

     o  U.S.  Government   Securities.   These  include  obligations  issued  or
guaranteed by the U.S.  government or any of its agencies or  instrumentalities, described above.

     o Bank Obligations. The Fund can buy time deposits, certificates of deposit and bankers' acceptances. They must be:

     o obligations  issued or guaranteed by a domestic bank (including a foreign branch of a domestic bank) having total assets of at least U.S. $1 billion, or o obligations of a foreign bank with total assets of at least U.S. $1 billion.

     "Banks"  include  commercial  banks,  savings  banks and  savings  and loan associations,  which may or may not be members of the Federal Deposit  Insurance
Corporation.

     o Commercial  Paper. The Fund can invest in commercial paper if it is rated within the top three rating categories of Standard & Poor's and Moody's or other rating organizations.

     If the paper is not rated,  it may be purchased  if the Manager  determines that  it is  comparable  to  rated  commercial  paper  in the top  three  rating categories of national rating organizations.

     The  Fund  can buy  commercial  paper,  including  U.S.  dollar-denominated securities of foreign  branches of U.S.  banks,  issued by other entities if the commercial  paper  is  guaranteed  as  to  principal  and  interest  by a  bank, government or corporation whose  certificates of deposit or commercial paper may otherwise be purchased by the Fund.

     During  the  Warranty  Period,  the  Fund  may  invest  in  bank  deposits, commercial paper and U.S. government  securities (excluding U.S. government zero coupon  securities),  having a remaining  maturity of 90 days or less.  The bank deposits will include demand and time deposits in,  certificates  of deposit of, and bankers'  acceptances  issued by, any U.S.  depository  institution or trust company.  The bank deposits and commercial paper must have a credit rating of at least "P-1" by Moody's Investors Service,  Inc. and at least "A-1" by Standard &
Poor's  Rating  Services,  and the issuer  thereof must have at the time of such investment  a long-term  credit  rating of at least "Aa3" by Moody's or at least
"AA" by S&P.

     |X| Borrowing. The Fund may borrow for temporary or emergency purposes only to the extent necessary to meet redemption requests after using all cash held by the Fund to meet such redemption requests, other than cash necessary to pay Fund fees and  expenses.  Currently,  under the  Investment  Company Act of 1940 (the
"Investment  Company  Act"),  a mutual  fund may borrow  only from banks and the maximum  amount it may borrow is up to one-third of its total assets  (including the amount borrowed less its liabilities, other than borrowings),  except that a fund may borrow up to 5% of its total  assets for  temporary  purposes  from any person. Under the Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid  within 60 days and not extended or renewed.
As a matter of  fundamental  policy,  the Fund is authorized to borrow up to the limits set forth in the  Investment  Company Act.  During periods of substantial borrowings,  the value of the Fund's  assets  would be reduced  due to the added expense of interest on borrowed monies. The Fund is authorized to borrow, and to pledge assets to secure such  borrowings,  up to the maximum extent  permissible under the Investment  Company Act. Any such borrowing will be made only pursuant to the  requirements of the Investment  Company Act and will be made only to the extent that the value of each Fund's  assets  less its  liabilities,  other than borrowings,  is equal to at least 300% of all borrowings  including the proposed borrowing.  If the value of the Fund's assets, so computed,  should fail to meet the 300% asset coverage requirement,  the Fund is required, within three days to reduce its bank debt to the extent  necessary to meet such  requirement  and may have to sell a portion of its investments at a time when independent  investment judgment  would not dictate such sale.  Interest on money borrowed is an expense the  Fund  would  not  otherwise  incur,  so that it may have  little  or no net investment income during periods of substantial borrowings.  Since substantially all of the Fund's assets fluctuate in value, but borrowing obligations are fixed when the Fund has outstanding  borrowings,  the net asset value per share of the
Fund  correspondingly  will tend to increase and  decrease  more when the Fund's assets increase or decrease in value than would otherwise be the case.

     The Fund will pay interest on these loans,  and that interest  expense will raise the  overall  expenses  of the Fund and  reduce  its  returns.  If it does borrow,  its expenses will be greater than  comparable  funds that do not borrow for leverage. Additionally, the Fund's net asset value per share might fluctuate more  than  that of funds  that do not  borrow.  Currently,  the  Fund  does not contemplate using this technique, but if it does so, it will not likely do so to a substantial degree.

     |X| Portfolio  Turnover.  "Portfolio  turnover" describes the rate at which the Fund traded its portfolio  securities  during its previous  fiscal year. For example,  if a fund sold all of its  securities  during the year,  its portfolio turnover  rate would have been 100%.  The Fund's  portfolio  turnover  rate will fluctuate from year to year, and the Fund is likely to have a portfolio turnover rate of 100% or more.  Increased portfolio turnover creates higher brokerage and transaction  costs  for the Fund,  which may  reduce  its  overall  performance.
Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable  long-term capital gains to shareholders, since the Fund will normally  distribute  all of its capital gains realized each year, to avoid excise taxes under the Internal  Revenue Code. As a result of the
Fund's  dynamic asset  allocation  model,  the Fund may have a higher  portfolio turnover rate than other mutual funds.

     |X| Investment in Other Investment Companies. As stated above, the Fund can invest in the Class Y shares of  Oppenheimer  Main Street  Fund,  subject to the limits set forth in the Investment  Company Act or any exemption  therefrom that apply to those types of investments and any percentage limit  established,  from time  to  time,  by the  asset  allocation  formula  described  in the  Warranty
Agreement.  Investing in another  investment  company may involve the payment of substantial  premiums  above the value of such  investment  company's  portfolio securities and is subject to limitations under the Investment  Company Act. As a shareholder  of an investment  company,  the Fund will be subject to its ratable share  of  that  investment  company's  expenses,  including  its  advisory  and administration expenses.

Other Investment Restrictions

     |X|  What  Are  "Fundamental  Policies?"  Fundamental  policies  are  those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's  outstanding  voting  securities.
Under the  Investment  Company Act, a "majority"  vote is defined as the vote of the holders of the lesser of:

     o 67%  or  more  of  the  shares  present  or  represented  by  proxy  at a shareholder  meeting,  if the holders of more than 50% of the outstanding shares are present or represented by proxy, or

      o  more than 50% of the outstanding shares.

     The Fund's  investment  objective is a fundamental  policy.  Other policies described in the  Prospectus  or this  Statement of Additional  Information  are
"fundamental"  only if they are identified as such. The Fund's Board of Trustees can change  non-fundamental  policies  without  shareholder  approval.  However, significant  changes to investment  policies will be described in supplements or updates to the  Prospectus  or this  Statement  of  Additional  Information,  as appropriate.  The Fund's most significant  investment  policies are described in the Prospectus.

     The Underlying Fund's investment  objective is a fundamental policy.  Other policies  described in the  Underlying  Fund's  Prospectus  or its  Statement of
Additional  Information  and in  Appendix  C to  this  Statement  of  Additional
Information  are  "fundamental"  only  if  they  are  identified  as  such.  The
Underlying Fund's Board of Directors can change non-fundamental policies without shareholder approval.  However,  significant changes to investment policies will be described in supplements or updates to the  Underlying  Fund's  Prospectus or
Statement of Additional Information, as appropriate.  The Underlying Fund's most significant  investment  policies are described in its  Prospectus as well as in the Oppenheimer Principal Protected Main Street Fund Prospectus.

      |X| Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund.

     o The Fund cannot concentrate investments.  That means it cannot invest 25%
or more of its total assets in any industry.  However, there is no limitation on investments in affiliated funds and obligations issued or guaranteed by the U.S.
government, its agencies or instrumentalities.

     o The Fund cannot invest in commodities. However, the Fund can buy and sell any of the hedging instruments  permitted by any of its other policies.  It does not  matter  if the  hedging  instrument  is  considered  to be a  commodity  or commodity contract.

     o The Fund cannot  invest in real estate or in  interests  in real  estate.
However,  the Fund can  purchase  securities  of issuers  holding real estate or interests  in  real  estate  (including  securities  of real  estate  investment trusts).

     o The Fund cannot  underwrite  securities of other  companies.  A permitted exception is in case it is deemed to be an underwriter  under the Securities Act of 1933 when reselling any securities held in its own portfolio.

     o The Fund cannot  issue  "senior  securities,"  but this does not prohibit certain  investment  activities  for which assets of the Fund are  designated as segregated,  or margin,  collateral or escrow  arrangements are established,  to cover the related  obligations.  Examples of those activities  include borrowing
money,   reverse  repurchase   agreements,   delayed-delivery   and  when-issued
arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

     o The Fund cannot borrow money,  except to the extent  permitted  under the
Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom that is applicable to the Fund, as such statutes, rules or regulations may be amended or interpreted from time to time.

     o The Fund cannot make loans except (a) through lending of securities,  (b)
through the purchase of debt  instruments or similar  evidences of indebtedness,
(c) through an interfund  lending program with other  affiliated  funds, and (d)
through repurchase agreements

     o The Fund cannot buy securities  issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in  securities of that issuer or it would  then own more than 10% of that  issuer's  voting  securities.  This limit  applies to 75% of the Fund's  total  assets.  The limit does not apply to
securities   issued  by  the  U.S.   Government   or  any  of  its  agencies  or
instrumentalities, or securities of other affiliated investment companies.

     |X| Does the Underlying  Fund Have  Additional  Fundamental  Policies?  The
following  investment  restrictions  are Fundamental  policies of the Underlying
Fund.

     o The Underlying Fund cannot concentrate investments.  That means it cannot invest 25% or more of its total  assets in any  industry.  However,  there is no limitation on investments in U.S. government securities.

     o The Underlying Fund cannot invest in commodities. However, the Underlying
Fund can buy and sell any of the  hedging  instruments  permitted  by any of its other policies. It does not matter if the hedging instrument is considered to be a commodity or commodity contract.

     o The Underlying  Fund cannot invest in real estate or in interests in real estate.  However, the Underlying Fund can purchase securities of issuers holding real estate or interests  in real estate  (including  securities  of real estate investment trusts).

     o The Underlying Fund cannot  underwrite  securities of other companies.  A permitted  exception  is in case it is  deemed  to be an  underwriter  under the
Securities Act of 1933 when reselling any securities held in its own portfolio.

     o The Underlying Fund cannot issue "senior  securities,"  but this does not prohibit  certain  investment  activities  for  which  assets  of the  Fund  are designated  as  segregated,  or margin,  collateral or escrow  arrangements  are established,  to cover the related  obligations.  Examples  of those  activities include borrowing money,  reverse repurchase  agreements,  delayed-delivery  and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

     o The Underlying Fund cannot borrow money in excess of 33 1/3% of the value of its total assets  (including the amount  borrowed).  The Underlying  Fund may borrow only from banks and/or affiliated investment  companies.  With respect to this fundamental  policy,  the Underlying Fund can borrow only if it maintains a
300% ratio of assets to  borrowings  at all times in the manner set forth in the
Investment Company Act.

     o The  Underlying  Fund  cannot make loans  except (a)  through  lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness, and (c) through repurchase agreements

     o The Underlying Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total  assets would be invested in  securities  of that  issuer  or it  would  then  own  more  than  10% of that  issuer's  voting securities. This limit applies to 75% of the Underlying Fund's total assets. The limit does not apply to securities  issued by the U.S.  Government or any of its agencies or instrumentalities, or securities of other investment companies.

     Unless the  Prospectus or this Statement of Additional  Information  states that a percentage  restriction  applies on an ongoing basis,  it applies only at the time an  investment  (except in the case of  borrowing  and  investments  in illiquid  securities) is made.  The Fund and the  Underlying  Fund need not sell securities  to  meet  the  percentage  limits  if the  value  of the  investment increases in proportion to the size of the Fund or Underlying Fund.

     For  purposes of the policy not to  concentrate  investments  as  described above,  the Fund and the Underlying Fund have each adopted as a  non-fundamental policy the industry  classifications set forth in Appendix A to its Statement of
Additional  Information.  The  Fund and the  Underlying  Fund do not  intend  to concentrate its investments in a group of industries.

How the Fund is Managed

     Organization  and  History.  The Fund,  a series of  Oppenheimer  Principal
Protected Trust, is an open-end,  diversified management investment company with an unlimited number of authorized  shares of beneficial  interest.  The Fund was organized as a Massachusetts business trust in January 2003.

     |X| Classes of Shares.  The Trustees are  authorized,  without  shareholder approval,  to create new series and classes of shares,  to  reclassify  unissued shares into additional  series or classes and to divide or combine the shares of a class  into a  greater  or  lesser  number  of  shares  without  changing  the proportionate  beneficial  interest of a shareholder in the Fund.  Shares do not have cumulative voting rights,  preemptive rights or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

     The Fund currently has three classes of shares:  Class A, Class B, Class C, and  Class  N.  All  classes  invest  in the  same  investment  portfolio.  Only retirement plans may purchase Class N shares. Each class of shares:

o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,

o     will generally have a different net asset value,

     o will generally have separate  voting rights on matters in which interests of one class are different from interests of another class, and

o     votes as a class on matters that affect that class alone.

     Shares are freely  transferable,  and each share of each class has one vote at  shareholder  meetings,  with  fractional  shares voting  proportionally,  on matters  submitted to a vote of shareholders.  Each share of the Fund represents an  interest  in the Fund  proportionately  equal to the  interest of each other share of the same class.

     |X| Meetings of Shareholders.  As a Massachusetts  business trust, the Fund is not required to hold, and does not plan to hold,  regular annual  meetings of shareholders,  but may hold shareholder  meetings from time to time on important matters  or  when  required  to do so by the  Investment  Company  Act or  other applicable  law.  Shareholders  have the right,  upon a vote or  declaration  in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

     The Trustees will call a meeting of  shareholders to vote on the removal of a  Trustee  upon  the  written  request  of  the  record  holders  of 10% of its outstanding  shares.  If the  Trustees  receive  a  request  from  at  least  10 shareholders  stating that they wish to communicate  with other  shareholders to request a meeting to remove a Trustee,  the  Trustees  will then either make the
Fund's shareholder list available to the applicants or mail their  communication to all other shareholders at the applicants'  expense.  The shareholders  making the request  must have been  shareholders  for at least six months and must hold shares of the Fund valued at $25,000 or more or  constituting at least 1% of the
Fund's outstanding  shares. The Trustees may also take other action as permitted by the Investment Company Act.

     |X|  Shareholder  and Trustee  Liability.  The Fund's  Declaration of Trust
contains an express  disclaimer  of  shareholder  or Trustee  liability  for the
Fund's  obligations.  It also provides for  indemnification and reimbursement of expenses out of the Fund's property for any shareholder  held personally  liable for its obligations. The Declaration of Trust also states that upon request, the
Fund shall  assume the defense of any claim made against a  shareholder  for any act or  obligation  of the Fund and shall  satisfy  any  judgment on that claim.
Massachusetts  law permits a shareholder  of a business trust (such as the Fund)
to be  held  personally  liable  as a  "partner"  under  certain  circumstances.
However,  the risk that a Fund  shareholder will incur financial loss from being held  liable as a  "partner"  of the Fund is  limited to the  relatively  remote circumstances in which the Fund would be unable to meet its obligations.

     The Fund's  contractual  arrangements  state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of
Trust to look solely to the assets of the Fund for  satisfaction of any claim or demand that may arise out of any  dealings  with the Fund and that the  Trustees shall have no personal  liability to any such person, to the extent permitted by law.

     Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees,  which is responsible  for protecting the interests of shareholders under  Massachusetts law. The Trustees meet periodically  throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

     The Board of Trustees  has an Audit  Committee,  a Review  Committee  and a
Governance Committee. Each committee is comprised solely of Trustees who are not
"interested   persons"  under  the  Investment  Company  Act  (the  "Independent
Trustees"). The members of the Audit Committee are Edward L. Cameron (Chairman),
George C.  Bowen,  Robert J.  Malone  and F.  William  Marshall,  Jr.  The Audit
Committee  held 6 meetings  during the Fund's fiscal year ended August 31, 2004.
The Audit  Committee  furnishes  the Board with  recommendations  regarding  the selection of the Fund's  independent  registered  public  accounting  firm (also referred to as the  "independent  Auditors").  Other main functions of the Audit
Committee, outlined in the Audit Committee Charter, include, but are not limited to:  (i) reviewing  the scope and results of financial  statement audits and the audit fees charged;  (ii) reviewing reports from the Fund's independent Auditors
regarding   the   Fund's   internal   accounting    procedures   and   controls;
(iii) reviewing  reports from the Manager's  Internal  Audit  Department;  (iv)
reviewing  certain  reports  from and meet  periodically  with the Funds'  Chief
Compliance Officer; (v) maintaining a separate line of communication between the
Fund's  independent  Auditors and the Independent  Trustees;  (vi) reviewing the independence of the Fund's independent  Auditors;  and  (vii) pre-approving  the provision of any audit or non-audit services by the Fund's independent Auditors, including tax services,  that are not prohibited by the  Sarbanes-Oxley  Act, to the Fund, the Manager and certain affiliates of the Manager.

     The Review  Committee  is comprised  solely of  Independent  Trustees.  The members of the Review  Committee are Jon S. Fossel  (Chairman),  Robert G. Avis,
Sam  Freedman  and Beverly L.  Hamilton.  The Review  Committee  held 6 meetings during the Fund's fiscal year ended August 31,  2004. Among other duties, as set forth in the Review Committee's  Charter, the Review Committee reports and makes recommendations  to the Board  concerning  the fees paid to the Fund's  transfer agent and the Manager  and the  services  provided  to the Fund by the  transfer agent and the Manager.  The Review Committee also reviews the Fund's  investment performance as well as the policies and procedures adopted by the Fund to comply with the Investment Company Act and other applicable law.

     The Governance Committee is comprised solely of Independent  Trustees.  The members of the Governance  Committee are, Robert J. Malone  (Chairman),  William
Armstrong,  Beverly L.  Hamilton and F.  William  Marshall,  Jr. The  Governance
Committee was  established  in August 2004 and did not hold any meetings  during the Fund's  fiscal year ended  August 31, 2004.  The  Governance  Committee  has adopted a charter  setting  forth its duties and  responsibilities.  Among other duties,  the  Governance  Committee  reviews and oversees the Fund's  governance guidelines,  the  adequacy of the Fund's Codes of Ethics and the  nomination  of
Trustees, including Independent Trustees. The Governance Committee has adopted a process for shareholder submission of nominees for board positions. Shareholders may submit names of individuals,  accompanied by complete and properly supported
resumes,   for  the  Governance   Committee's   consideration  by  mailing  such
information  to the  Governance  Committee in care of the Fund.  The  Governance
Committee  may  consider  such  persons  at such  time as it meets  to  consider possible nominees. The Governance Committee,  however,  reserves sole discretion to determine  which  candidates  for Trustees and  Independent  Trustees it will recommend to the Board and/or  shareholders and it may identify candidates other than those  submitted by  Shareholders.  The Governance  Committee may, but need not, consider the advice and recommendation of the Manager and/or its affiliates in  selecting  nominees.  The full Board  elects new  Trustees  except for those instances when a shareholder vote is required.

     Shareholders  who  desire  to  communicate  with the Board  should  address correspondence  to the Board or an individual  Board member and may submit their correspondence  electronically  at  www.oppenheimerfunds.com  under the  caption
"contact  us" or by  mail to the  Fund  at the  address  below.  The  Governance
Committee  will consider if a different  process  should be  recommended  to the
Board.

     Trustees  and  Officers  of the Fund.  Except for Mr.  Murphy,  each of the
Trustees is an  Independent  Trustee.  All of the Trustees are also  trustees or directors of the following  Oppenheimer/Centennial  funds (referred to as "Board
II Funds"):

                                           Oppenheimer   Principal   Protected
Oppenheimer Cash Reserves                  Trust II
                                           Oppenheimer   Principal   Protected
Oppenheimer Capital Income Fund            Trust III
Oppenheimer Champion Income Fund           Oppenheimer Real Asset Fund
                                           Oppenheimer  Senior  Floating  Rate
Oppenheimer Equity Fund, Inc.              Fund
Oppenheimer High Yield Fund                Oppenheimer Strategic Income Fund
Oppenheimer Integrity Funds                Oppenheimer Variable Account Funds
Oppenheimer International Bond Fund        Panorama Series Fund, Inc.
Oppenheimer Limited-Term Government Fund
                                           Centennial  California  Tax  Exempt
Oppenheimer Main Street Funds, Inc.        Trust
Oppenheimer Main Street Opportunity Fund   Centennial Government Trust
Oppenheimer Main Street Small Cap Fund     Centennial Money Market Trust
                                           Centennial   New  York  Tax  Exempt
Oppenheimer Municipal Fund                 Trust
Oppenheimer Principal Protected Trust      Centennial Tax Exempt Trust

     Present or former  officers,  directors,  trustees and employees (and their immediate  family  members) of the Fund,  the Manager  and its  affiliates,  and retirement  plans  established  by them for their  employees  are  permitted  to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value  without  sales  charge.  The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor.

     Messrs.  Gillespie,   Manioudakis,   Murphy,  Petersen,  Schadt,  Vandehey,
Vottiero,  Wixted and Zack and Mss.  Bloomberg and Ives, who are officers of the
Fund,  hold the same offices with one or more of the other Board II Funds. As of
October 6, 2004 the  Trustees  and  officers of the Fund,  as a group,  owned of record or  beneficially  less  than 1% of any  class of shares of the Fund.  The foregoing  statement  does not reflect  ownership of shares held of record by an employee  benefit  plan for  employees  of the  Manager,  other  than the shares beneficially  owned under that plan by the  officers  of the Board II Funds.  In addition,  none of the Independent  Trustees (nor any of their immediate  family members)  owns  securities  of either the Manager or the  Distributor  or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor of the Board II Funds.

     Biographical  Information.  The Trustees and officers, their positions with the Fund, length of service in such position(s),  and principal  occupations and business  affiliations  during at least the past  five  years are  listed in the
charts  below.  The  charts  also  include   information  about  each  Trustee's
beneficial  share ownership in the Fund and in all of the registered  investment companies  that  the  Trustee  oversees  in  the  Oppenheimer  family  of  funds
("Supervised  Funds"). The address of each Trustee in the chart below is 6803 S.
Tucson  Way,  Centennial,  Colorado  80112-3924.  Each  Trustee  serves  for  an indefinite term, or until his or her resignation, retirement, death or removal.

--------------------------------------------------------------------------------
Independent                                                             Trustees
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Name,  Position(s)  Principal  Occupation(s)  During the Dollar Range  Aggregate
Dollar Range of Shares Past 5 Years; Other of Shares Beneficially with the Fund,
Trusteeships/Directorships  Held;  Beneficially  Owned in All Length of Service,
Number of Portfolios in the Fund Owned in the Supervised  Age Complex  Currently
Overseen                                Fund                               Funds
--------------------------------------------------------------------------------
-------------------------------------------------------------------------------
As               of               December                31,               2004
---------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William L.  Chairman of the  following  private  None Over  $100,000  Armstrong, mortgage banking companies: Cherry Chairman of the Creek Mortgage Company (since
1991),  Board of Trustees  Centennial State Mortgage Company since 2003,  (since
1994),  and The El Paso  Mortgage  Trustee  since  2003  Company  (since  1993);
Chairman  of  the  Age:  68  following  private   companies:   Ambassador  Media
Corporation  (since 1984) and Broadway  Ventures  (since 1984);  Director of the following:  Helmerich & Payne,  Inc. (oil and gas  drilling/production  company)
(since  1992),  Campus  Crusade for Christ  (since 1991) and The Lynde and Harry
Bradley Foundation, Inc. (non-profit organization) (since 2002); former Chairman of the following:  Transland Financial Services,  Inc. (private mortgage banking company)  (1997-2003),  Great Frontier Insurance (insurance agency) (1995-2000),
Frontier Real Estate, Inc.  (residential real estate brokerage)  (1994-2000) and
Frontier Title (title  insurance  agency)  (1995-2000);  former  Director of the following:  UNUMProvident  (insurance company)  (1991-2004),  Storage Technology
Corporation  (computer equipment company)  (1991-2003) and International  Family
Entertainment   (television   channel)   (1992-1997);   U.S.   Senator  (January
1979-January  1991).  Oversees 38  portfolios in the  OppenheimerFunds  complex.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert G. Avis,  Director  and  President  of A.G.  Edwards  None Over  $100,000
Trustee  since 2003 Capital,  Inc.  (General  Partner of Age: 74 private  equity funds) (until February 2001); Chairman, President and Chief Executive Officer of
A.G. Edwards Capital,  Inc. (until March 2000); Director of A.G. Edwards & Sons,
Inc. (brokerage company) (until 2000) and A.G. Edwards Trust Company (investment adviser) (until 2000); Vice Chairman and Director of A.G.  Edwards,  Inc. (until
March 1999);  Vice  Chairman of A.G.  Edwards & Sons,  Inc.  (until March 1999);
Chairman of A.G.  Edwards  Trust  Company  (until  March 1999) and A.G.E.  Asset
Management  (investment  adviser) (until March 1999).  Oversees 38 portfolios in
the                          OppenheimerFunds                           complex.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George C. Bowen,  Assistant Secretary and Director of None Over $100,000 Trustee
since 2003 Centennial Asset Management Age: 69 Corporation  (December 1991-April
1999); President, Treasurer and Director of Centennial Capital Corporation (June
1989-April 1999); Chief Executive Officer and Director of MultiSource  Services,
Inc. (March  1996-April 1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the Manager (September 1987-April
1999).    Oversees   38    portfolios   in   the    OppenheimerFunds    complex.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward L. Cameron,  Member of The Life Guard of Mount None Over $100,000 Trustee
since 2003 Vernon (George Washington historical Age: 67 site) (since June 2000);
Director of Genetic ID, Inc. (biotech company) (March 2001-May 2002); Partner at
PricewaterhouseCoopers  LLP (accounting firm) (July 1974-June 1999); Chairman of
Price Waterhouse LLP Global Investment  Management Industry Services Group (July
1994-June  1998).  Oversees  38  portfolios  in  the  OppenheimerFunds  complex.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jon S. Fossel,  Director of UNUMProvident  (insurance None Over $100,000 Trustee since 2003 company) (since June 2002);  Director Age: 63 of Northwestern  Energy
Corp.  (public utility  corporation)  (since  November  2004);  Director of P.R.
Pharmaceuticals  (October  1999-October  2003);  Director of Rocky  Mountain Elk
Foundation (non-profit organization) (February 1998-February 2003); Chairman and
Director (until October 1996) and President and Chief  Executive  Officer (until
October 1995) of the Manager; President, Chief Executive Officer and Director of
the following:  Oppenheimer Acquisition Corp. ("OAC") (parent holding company of the Manager),  Shareholders  Services,  Inc. and Shareholder Financial Services,
Inc.  (until  October  1995).  Oversees 38  portfolios  in the  OppenheimerFunds complex.
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Sam Freedman,  Director of Colorado Uplift None Over $100,000 Trustee since 2003
(charitable  organization)  (since Age: 65 September  1984).  Mr.  Freedman held several  positions with the Manager and with subsidiary or affiliated  companies
of  the  Manager   (until   October   1994).   Oversees  38  portfolios  in  the
OppenheimerFunds                                                        complex.
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Beverly L.  Trustee  of  Monterey  Institute  for None Over  $100,000  Hamilton,
International  Studies  (educational  Trustee  since 2003  organization)  (since
February  2000);  Age: 59 Director of The  California  Endowment  (philanthropic organization)  (since  April 2002);  Director of Community  Hospital of Monterey
Peninsula  (since February 2002);  Director of American Funds' Emerging  Markets
Growth  Fund,  Inc.  (mutual  fund)  (since  October  1991);  President  of ARCO
Investment   Management  Company  (February  1991-April  2000);  Member  of  the
investment  committees  of The  Rockefeller  Foundation  and The  University  of
Michigan;  Advisor at Credit Suisse First Boston's  Sprout venture  capital unit
(venture capital fund) (1994-January 2005); Trustee of MassMutual  Institutional
Funds (investment  company)  (1996-June 2004);  Trustee of MML Series Investment
Fund  (investment  company)  (April  1989-June  2004);  Member of the investment committee of Hartford Hospital  (2000-2003);  and Advisor to Unilever  (Holland)
pension  fund  (2000-2003).  Oversees  38  portfolios  in  the  OppenheimerFunds complex.
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Robert J. Malone,  Director of Jones  International  None Over $100,000  Trustee
since 2003 University  (educational  organization)  Age: 61 (since August 2005);
Chairman,  Chief  Executive  Officer and  Director of Steele  Street  State Bank
(commercial   banking)   (since  August  2003);   Director  of  Colorado  UpLIFT
(charitable   organization)  (since  1986);  Trustee  of  the  Gallagher  Family
Foundation  (non-profit  organization)  (since  2000);  Former  Chairman of U.S.
Bank-Colorado  (subsidiary of U.S. Bancorp and formerly  Colorado National Bank)
(July  1996-April  1999);  Director of  Commercial  Assets,  Inc.  (real  estate investment  trust)  (1993-2000);  Director of Jones Knowledge,  Inc.  (2001-July
2004);  and  Director  of U.S.  Exploration,  Inc.  (oil  and  gas  exploration)
(1997-February  2004).  Oversees 38 portfolios in the OppenheimerFunds  complex.
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
F. William Trustee of MassMutual Select Funds None Over $100,000 Marshall,  Jr.,
(formerly  MassMutual   Institutional  Trustee  since  2003  Funds)  (investment
company)  (since  Age:  63 1996)  and MML  Series  Investment  Fund  (investment company) (since 1996), the Springfield Library and Museum Association  (museums)
(since 1995) and the Community Music School of Springfield (music school) (since
1996);  Chairman  and  Trustee  (since  2003)  and  Chairman  of the  Investment
Committee (since 1994) of the Worcester Polytech Institute (private university);
President  and  Treasurer  of the SIS Funds  (private  charitable  fund)  (since
January  1999);  Chairman  of SIS & Family  Bank,  F.S.B.  (formerly  SIS  Bank)
(commercial bank) (January 1999-July 1999);  Member of the Investment  Committee
of the Community Foundation of Western Massachusetts (1998-2003);  and Executive
Vice President of Peoples  Heritage  Financial  Group,  Inc.  (commercial  bank)
(January  1999-July  1999).  Oversees  40  portfolios  in  the  OppenheimerFunds complex.*
----------------------------------------------------------------------------------------
* Includes two open-end  investment  companies:  MassMutual Select Funds and MML
Series  Investment  Fund. In accordance with the instructions for Form N-1A, for purposes of this section only, MassMutual Select Funds and MML Series Investment
Fund  are  included  in the  "Fund  Complex."  The  Manager  does  not  consider
MassMutual  Select  Funds  and  MML  Series  Investment  Fund  to be part of the
OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.

The address of Mr. Murphy is Two World Financial Center, 225 Liberty Street, 11th Floor,
New York, New York 10281-1008. Mr. Murphy serves as a Trustee and as an officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Murphy is an
"Interested Trustee" because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. Mr.
Murphy was elected as a Trustee of the Fund with the understanding that in the event he ceases to be the chief executive officer of the Manager, he will resign as a Trustee of the
Fund and the other Board II Funds (defined below) for which he is a director or trustee.

----------------------------------------------------------------------------------------
                            Interested Trustee and Officer
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Name,            Principal Occupation(s) During the Past 5        Dollar     Aggregate
                                                                              Dollar
                                                                             Range Of
                                                                              Shares
                                                                 Range of   Beneficially
Position(s)                                                       Shares     Owned in
Held with the    Years; Other Trusteeships/Directorships Held;  Beneficially    All
Fund, Length of  Number of Portfolios in the Fund Complex        Owned in   Supervised
Service, Age     Currently Overseen                              the Fund      Funds
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
                                                                As of December 31, 2004
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
John V. Murphy,  Chairman, Chief Executive Officer and          None        Over
President and    Director (since June 2001) and President                   $100,000
Trustee since    (since September 2000) of the Manager;
2003             President and director or trustee of other
Age: 56          Oppenheimer funds; President and Director of
                 OAC and of Oppenheimer Partnership Holdings,
                 Inc. (holding company subsidiary of the
                 Manager) (since July 2001); Director of
                 OppenheimerFunds Distributor, Inc.
                 (subsidiary of the Manager) (since November
                 2001); Chairman and Director of Shareholder
                 Services, Inc. and of Shareholder Financial
                 Services, Inc. (transfer agent subsidiaries
                 of the Manager) (since July 2001); President
                 and Director of OppenheimerFunds Legacy
                 Program (charitable trust program established
                 by the Manager) (since July 2001); Director
                 of the following investment advisory
                 subsidiaries of the Manager: OFI
                 Institutional Asset Management, Inc.,
                 Centennial Asset Management Corporation,
                 Trinity Investment Management Corporation and
                 Tremont Capital Management, Inc. (since
                 November 2001), HarbourView Asset Management
                 Corporation and OFI Private Investments, Inc.
                 (since July 2001); President (since November
                 2001) and Director (since July 2001) of
                 Oppenheimer Real Asset Management, Inc.;
                 Executive Vice President of Massachusetts
                 Mutual Life Insurance Company (OAC's parent
                 company) (since February 1997); Director of
                 DLB Acquisition Corporation (holding company
                 parent of Babson Capital Management LLC)
                 (since June 1995); Member of the Investment
                 Company Institute's Board of Governors (since
                 October 3, 2003); Chief Operating Officer of
                 the Manager (September 2000-June 2001);
                 President and Trustee of MML Series
                 Investment Fund and MassMutual Select Funds
                 (open-end investment companies) (November
                 1999-November 2001); Director of C.M. Life
                 Insurance Company (September 1999-August
                 2000); President, Chief Executive Officer and
                 Director of MML Bay State Life Insurance
                 Company (September 1999-August 2000);
                 Director of Emerald Isle Bancorp and Hibernia
                 Savings Bank (wholly-owned subsidiary of
                 Emerald Isle Bancorp) (June 1989-June 1998).
                 Oversees 77 portfolios as an officer and
                 director or trustee and 10 additional
                 portfolios as an officer in the
                 OppenheimerFunds complex.
----------------------------------------------------------------------------------------

     The  addresses  of the  officers  in the chart  below are as  follows:  for
Messrs.  Gillespie,  Manioudakis,  Schadt and Zack and Ms. Bloomberg,  Two World
Financial Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs.
Petersen,  Vandehey,  Vottiero,  and Wixted and Ms.  Ives,  6803 S.  Tucson Way,
Centennial,  Colorado 80112-3924.  Each officer serves for an indefinite term or until his or her resignation, retirement death or removal.

      ----------------------------------------------------------------------------------
                                 Other Officers of the Fund
      ----------------------------------------------------------------------------------
      ----------------------------------------------------------------------------------
      Name, Position(s)     Principal Occupation(s) During Past 5 Years
      Held with the Fund,
      Length of Service,
      Age
      ----------------------------------------------------------------------------------
      ----------------------------------------------------------------------------------
      Angelo Manioudakis,   Senior Vice President of the Manager (since April 2002),
      Vice President and    of HarbourView Asset Management Corporation (since April,
      Portfolio Manager     2002 and of OFI Institutional Asset Management, Inc.
      since 2003            (since June 2002); Executive Director and portfolio
      Age: 39               manager for Miller, Anderson & Sherrerd, a division of
                            Morgan Stanley Investment Management (August 1993-April
                            2002). An officer of 14 portfolios in the OppenheimerFunds complex.
      ----------------------------------------------------------------------------------
      ----------------------------------------------------------------------------------
      Rudi W. Schadt,       Vice President, Director of Research in Product Design and
      Vice President and    Risk Management of the Manager since August 2004. Prior to
      Portfolio Manager     joining the Manager in February 2002 he was a Director and
      since 2004            Senior Quantitative Analyst (2000-2001) at UBS Asset
      Age: 48               Management prior to which he was an Associate Director of
                            Research (since June 1999) and Senior Researcher and
                            Portfolio Manager (from June 1997) at State Street Global
                            Advisors. An officer of 7 portfolios in the
                            OppenheimerFunds complex.
      ----------------------------------------------------------------------------------
      ----------------------------------------------------------------------------------
      Mark S. Vandehey,     Senior Vice President and Chief Compliance Officer of the
      Vice President and    Manager (since March 2004); Vice President of
      Chief Compliance      OppenheimerFunds Distributor, Inc., Centennial Asset
      Officer since 2004    Management Corporation and Shareholder Services, Inc.
      Age: 55               (since June 1983); Vice President and Director of Internal
                            Audit of the Manager (1997-February 2004). An officer of
                            87 portfolios in the OppenheimerFunds complex.
      ----------------------------------------------------------------------------------
      ----------------------------------------------------------------------------------
      Brian W. Wixted,      Senior Vice President and Treasurer of the Manager (since
      Treasurer since 2003  March 1999); Treasurer of the following: HarbourView Asset
      Age: 46               Management Corporation, Shareholder Financial Services,
                            Inc., Shareholder Services, Inc., Oppenheimer Real Asset
                            Management Corporation, and Oppenheimer Partnership
                            Holdings, Inc. (since March 1999), OFI Private
                            Investments, Inc. (since March 2000), OppenheimerFunds
                            International Ltd. and OppenheimerFunds plc (since May
                            2000), OFI Institutional Asset Management, Inc. (since
                            November 2000), and OppenheimerFunds Legacy Program (since
                            June 2003); Treasurer and Chief Financial Officer of OFI
                            Trust Company (trust company subsidiary of the Manager)
                            (since May 2000); Assistant Treasurer of the following:
                            OAC (since March 1999), Centennial Asset Management
                            Corporation (March 1999-October 2003) and OppenheimerFunds
                            Legacy Program (April 2000-June 2003); Principal and Chief
                            Operating Officer of Bankers Trust Company-Mutual Fund
                            Services Division (March 1995-March 1999). An officer of
                            87 portfolios in the OppenheimerFunds complex.
      ----------------------------------------------------------------------------------
      ----------------------------------------------------------------------------------
      Brian Petersen,       Assistant Vice President of the Manager (since August
      Assistant Treasurer   2002); Manager/Financial Product Accounting of the Manager
      since 2004            (November 1998-July 2002). An officer of 87 portfolios in
      Age: 35               the OppenheimerFunds complex.
      ----------------------------------------------------------------------------------
      ----------------------------------------------------------------------------------
      Philip F. Vottiero,   Vice President/Fund Accounting of the Manager (since March
      Assistant Treasurer   2002); Vice President/Corporate Accounting of the Manager
      since 2003            (July 1999-March 2002); Chief Financial Officer of Sovlink
      Age: 42               Corporation (April 1996-June 1999). An officer of 87
                            portfolios in the OppenheimerFunds complex.
      ----------------------------------------------------------------------------------
      ----------------------------------------------------------------------------------
      Robert G. Zack,       Executive Vice President (since January 2004) and General
      Secretary since 2003  Counsel (since March 2002) of the Manager; General Counsel
      Age: 57               and Director of the Distributor (since December 2001);
                            General Counsel of Centennial Asset Management Corporation
                            (since December 2001); Senior Vice President and General
                            Counsel of HarbourView Asset Management Corporation (since
                            December 2001); Secretary and General Counsel of OAC
                            (since November 2001); Assistant Secretary (since
                            September 1997) and Director (since November 2001) of
                            OppenheimerFunds International Ltd. and OppenheimerFunds
                            plc; Vice President and Director of Oppenheimer
                            Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November
                            2001); Senior Vice President, General Counsel and Director
                            of Shareholder Financial Services, Inc. and Shareholder
                            Services, Inc. (since December 2001); Senior Vice
                            President, General Counsel and Director of OFI Private
                            Investments, Inc. and OFI Trust Company (since November
                            2001); Vice President of OppenheimerFunds Legacy Program
                            (since June 2003); Senior Vice President and General
                            Counsel of OFI Institutional Asset Management, Inc. (since
                            November 2001); Director of OppenheimerFunds (Asia)
                            Limited (since December 2003); Senior Vice President (May
                            1985-December 2003), Acting General Counsel (November
                            2001-February 2002) and Associate General Counsel (May
                            1981-October 2001) of the Manager; Assistant Secretary of
                            the following: Shareholder Services, Inc. (May
                            1985-November 2001), Shareholder Financial Services, Inc.
                            (November 1989-November 2001), and OppenheimerFunds
                            International Ltd. (September 1997-November 2001). An
                            officer of 87 portfolios in the OppenheimerFunds complex.
      ----------------------------------------------------------------------------------
      ----------------------------------------------------------------------------------
      Lisa I. Bloomberg,    Vice President and Associate Counsel of the Manager (since
      Assistant Secretary   May 2004); First Vice President (April 2001-April 2004),
      since 2004            Associate General Counsel (December 2000-April 2004),
      Age: 37               Corporate Vice President (May 1999-April 2001) and
                            Assistant General Counsel (May 1999-December 2000) of UBS
                            Financial Services Inc. (formerly, PaineWebber
                            Incorporated). An officer of 87 portfolios in the
                            OppenheimerFunds complex.
      ----------------------------------------------------------------------------------
      ----------------------------------------------------------------------------------
      Kathleen T. Ives,     Vice President (since June 1998) and Senior Counsel and
      Assistant Secretary   Assistant Secretary (since October 2003) of the Manager;
      since 2003            Vice President (since 1999) and Assistant Secretary (since
      Age: 40               October 2003) of the Distributor; Assistant Secretary of
                            Centennial Asset Management Corporation (since October
                            2003); Vice President and Assistant Secretary of
                            Shareholder Services, Inc. (since 1999); Assistant
                            Secretary of OppenheimerFunds Legacy Program and
                            Shareholder Financial Services, Inc. (since December
                            2001); Assistant Counsel of the Manager (August
                            1994-October 2003). An officer of 87 portfolios in the
                            OppenheimerFunds complex.
      ----------------------------------------------------------------------------------
      ----------------------------------------------------------------------------------
      Phillip S. Gillespie, Senior Vice President and Deputy General Counsel of the
      Assistant Secretary   Manager (since September 2004); First Vice President
      since 2004            (2000-September 2004), Director (2000-September 2004) and
      Age: 41               Vice President (1998-2000) of Merrill Lynch Investment
                            Management. An officer of 87 portfolios in the
                            OppenheimerFunds complex.
      ----------------------------------------------------------------------------------

     Remuneration of the Officers and Trustees.  The officers and the interested
Trustee of the Fund who are affiliated with the Manager receive no salary or fee from the Fund. The Independent  Trustees  received the compensation  shown below from  the  Fund  for  serving  as  a  Trustee  and  member  of a  committee  (if applicable),  with respect to the Fund's fiscal year ended August 31, 2005.  The total  compensation,  including accrued retirement  benefits,  from the Fund and fund  complex  represents  compensation  received  for  serving as a Trustee and member of a committee (if  applicable) of the Boards of the Fund and other funds in the  OppenheimerFunds  complex  during the calendar  year ended  December 31,
2004.

---------------------------------------------------------------------------------
Name of Trustee and Other Fund Aggregate  Compensation  Total  Compensation From
the Fund and  Position(s)  (as  applicable)  From the  Fund(1)  Fund  Complex(2)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William  L.  Armstrong  $1,299  $178,000  Chairman  of the Board and  Governance
Committee                                                                 Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert     G.     Avis     $865     $118,500     Review     Committee     Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George     C.     Bowen     $865     $118,500     Audit     Committee     Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward    L.    Cameron    $992    $136,000     Audit     Committee     Chairman
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jon    S.     Fossel     $992     $136,000     Review     Committee     Chairman
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Sam      Freedman      $865      $118,500      Review      Committee      Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Beverly  Hamilton  $870(3)  $152,355(5)  Review  Committee Member and Governance
Committee                                                                 Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J.  Malone  $998(4)  $121,726  Governance  Committee  Chairman  and Audit
Committee                                                                 Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
F. William Marshall,  Jr. Audit Committee Member and $865 $167,500(6) Governance
Committee                                                                 Member
---------------------------------------------------------------------------------
1.   "Aggregate   Compensation   From  the  Fund"  includes  fees  and  deferred
compensation,  if any. 2. In accordance  with SEC  regulations,  for purposes of this section only, "Fund Complex" includes the Oppenheimer funds, the MassMutual
Institutional  Funds, the MassMutual  Select Funds and the MML Series Investment
Fund,  the  investment  adviser for which is the indirect  parent company of the
Fund's  Manager.  The Manager also serves as the  Sub-Advisor  to the following:
MassMutual  Premier  International  Equity Fund,  MassMutual Premier Main Street
Fund,  MassMutual  Premier  Strategic  Income Fund,  MassMutual  Premier Capital
Appreciation  Fund,  and  MassMutual  Premier  Global Fund. The Manager does not consider MassMutual  Institutional Funds, MassMutual Select Funds and MML Series
Investment Fund to be part of the OppenheimerFunds'  "Fund Complex" as that term may be otherwise interpreted.

     3. Includes $870 deferred by Ms. Hamilton under the "Deferred  Compensation
Plan" described below.

     4. Includes  $998  deferred by Mr. Malone under the "Deferred  Compensation
Plan" described below.

     5. Includes $36,654 deferred by Ms. Hamilton under a deferred  compensation plan for serving as a Trustee for MassMutual  Institutional Funds and MML Series
Investment Fund (until June 30, 2004).

     6.  Includes  $49,000  compensation  paid to Mr.  Marshall for serving as a
Trustee for MassMutual Select Funds and MML Series Investment Fund.

     |X|  Deferred  Compensation  Plan For  Trustees.  The Board of Trustees has
adopted a Deferred  Compensation Plan for Independent Trustees that enables them to elect to defer  receipt  of all or a  portion  of the  annual  fees  they are entitled to receive from the Fund. Under the plan, the compensation  deferred by a Trustee  is  periodically  adjusted  as though an  equivalent  amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount  paid to the  Trustee  under the plan will be  determined  based upon the amount of compensation deferred and the performance of the selected funds.

     Deferral of Trustees'  fees under the plan will not  materially  affect the
Fund's assets,  liabilities or net income per share.  The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation  to any Trustee.  Pursuant to an Order issued by the Securities and
Exchange  Commission ("SEC"), , the Fund may invest in the funds selected by the
Trustees under the plan without shareholder  approval for the limited purpose of determining the value of the Trustees' deferred compensation account.

     |X| Major Shareholders. As of October 6, 2004, the only persons or entities who owned of record or were known by the Fund to own  beneficially 5% or more of any class of the Fund's outstanding shares were:

     MLPF&S for the Sole Benefit of its Customers,  Attn:  Fund  Administration,
4800 Deer Lake Drive E.,  Floor 3,  Jacksonville,  FL  32246-6484,  which  owned
1,243,695.326 Class B shares  (representing  approximately 11.06% of the Class B shares then outstanding).

     MLPF&S for the Sole Benefit of its Customers,  Attn:  Fund  Administration,
4800 Deer Lake Drive E.,  Floor 3,  Jacksonville,  FL  32246-6484,  which  owned
1,127,792.177 Class C shares  (representing  approximately 24.12% of the Class C shares then outstanding).

     RPSS TR Rollover IRA, FBO Janelle F. File, 16250 Borden Rd.,  Crescent,  IA
51526-4042,  who owned  29,265.528  Class N shares  (representing  approximately
6.47% of the Class N shares then outstanding).

     NFSC FEBO  #WA3-005533,  J. A.  Vanwinter,  K. G.  Marconi  TTEE,  Computer
Packages Inc., 401K, Pooled Fund UA 72293, 414 Hungerford Drive,  Rockville,  MD
20850 which owned 252,144.091 Class N shares (representing  approximately 55.78%
of the Class N shares then outstanding).

     The Manager. The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance Company, a
global, diversified insurance and financial services organization.

     |X| Code of Ethics.  The Fund, the Manager and the Distributor  have a Code of Ethics.  It is designed to detect and prevent  improper  personal  trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions.  Covered persons include persons with  knowledge of the  investments  and  investment  intentions of the Fund and other funds  advised by the  Manager.  The Code of Ethics does permit  personnel subject to the Code to invest in securities,  including  securities  that may be purchased or held by the Fund, subject to a number of restrictions and controls.
Compliance  with the Code of Ethics is carefully  monitored  and enforced by the
Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the
     SEC and can be reviewed  and copied at the SEC's Public  Reference  Room in
Washington, D.C.
You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1.202.942.8090. The Code of Ethics can also be viewed as part of the
Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at
www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the SEC's Public
Reference Section, Washington, D.C. 20549-0102.

     |X| Portfolio  Proxy Voting.  The Fund has adopted  Portfolio  Proxy Voting
Policies  and  Procedures  under  which  the  Fund  votes  proxies  relating  to
securities   ("portfolio   proxies")  held  by  the  Fund.  The  Fund's  primary
consideration in voting portfolio proxies is the financial interests of the Fund and its shareholders.  The Fund has retained an unaffiliated  third-party as its agent to vote portfolio  proxies in accordance  with the Fund's  Portfolio Proxy
Voting  Guidelines and to maintain  records of such portfolio proxy voting.  The
Proxy Voting Guidelines include provisions to address conflicts of interest that may arise between the Fund and the Manager where a directly-controlled affiliate of the Manager  manages or administers the assets of a pension plan of a company soliciting the proxy.  The Fund's  Portfolio Proxy Voting  Guidelines on routine and non-routine proxy proposals are summarized below.

     o The Fund votes with the  recommendation  of the  issuer's  management  on routine  matters,  including  election of directors  nominated by management and ratification  of the  independent  registered  public  accounting  firm,  unless circumstances indicate otherwise.

     o In general, the Fund opposes  "anti-takeover"  proposals and supports the elimination of anti-takeover proposals, absent unusual circumstances.

     o The Fund supports  shareholder  proposals to reduce a super-majority vote requirement,  and opposes  management  proposals  to add a  super-majority  vote requirement.

o     The Fund opposes proposals to classify the board of directors.

o     The Fund supports proposals to eliminate cumulative voting.

o     The Fund opposes re-pricing of stock options.

     o The Fund generally  considers  executive  compensation  questions such as stock option plans and bonus plans to be ordinary  business  activity.  The Fund analyzes  stock option  plans,  paying  particular  attention to their  dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

     The Fund is  required to file Form N-PX,  with its  complete  proxy  voting record  for the 12 months  ended June 30th,  no later than  August  31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the SEC's website at
www.sec.gov.

     |X| The Investment  Advisory  Agreement.  The Manager  provides  investment advisory  and  management  services  to the Fund  under an  investment  advisory agreement  between the Manager and the Fund. The Manager selects  securities for the Fund's portfolio and handles its day-to-day business. The portfolio managers of the Fund are employed by the Manager and are the persons who are  principally responsible for the day-to-day management of the Fund's portfolio.

     The  agreement  requires the Manager,  at its expense,  to provide the Fund with  adequate  office space,  facilities  and  equipment.  It also requires the
Manager to provide  and  supervise  the  activities  of all  administrative  and clerical  personnel  required to provide effective  administration for the Fund.
Those  responsibilities  include the compilation and maintenance of records with respect to its operations,  the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

     The Fund pays  expenses  not  expressly  assumed by the  Manager  under the advisory  agreement.  The advisory  agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses,  share issuance costs,  certain  printing and  registration  costs and non-recurring expenses,  including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole.  The fees are  allocated to each class of shares  based upon the  relative  proportion  of the Fund's net assets  represented by that class.  The management  fees paid by the Fund to the
Manager during its last three fiscal years were:

         -----------------------------------------------------------------
          Fiscal Year Ended August 31:       Management Fee Paid to
                                             OppenheimerFunds, Inc.
         -----------------------------------------------------------------
         -----------------------------------------------------------------
                    2003(1)                         $115,988
         -----------------------------------------------------------------
         -----------------------------------------------------------------
                      2004                          $426,546
         -----------------------------------------------------------------
         -----------------------------------------------------------------
                      2005                          $327,588
         -----------------------------------------------------------------

     1. For the fiscal period from June 2, 2003  (commencement of operations) to
August 31, 2003.

     The  investment  advisory  agreement  states that in the absence of willful misfeasance,  bad faith,  gross  negligence in the  performance of its duties or reckless  disregard of its obligations and duties under the investment  advisory agreement,  the  Manager is not liable  for any loss the Fund  sustains  for any investment,  adoption  of any  investment  policy,  or  the  purchase,  sale  or retention of any security.

     The  agreement  permits  the Manager to act as  investment  advisor for any other person,  firm or corporation and to use the names  "Oppenheimer" and "Main
Street" in connection  with other  investment  companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the Fund's parent  corporation to use the names  "Oppenheimer" and "Main Street" as part of its name and the name of the Fund.

     Portfolio  Manager.  The Fund's portfolio is managed by Angelo  Manioudakis and Rudi W.  Schadt  (the  "Portfolio  Managers")  who are  responsible  for the day-to-day management of the Fund's investments.

    Other  Accounts  Managed.   In  addition  to  managing  the  Fund's
investments, each Portfolio Manager also manages other investment portfolios and
accounts.   The  following  table  provides  information   regarding  the  other
portfolios and accounts managed by the Portfolio Managers as of August 31, 2005.
No account has a performance-based advisory fee:

Portfolio        RegistereTotal      Other         Total    Other    Total
                                                 Assets in
                          Assets in                Other
                          Registered Pooled       Pooled               Assets
                 InvestmenInvestment Investment Investment           in Other
                 CompaniesCompanies  Vehicles    Vehicles   Accounts Accounts
Manager          Managed   Managed*   Managed    Managed*   Managed   Managed*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Angelo              17    $12,777.8      6        $205.4       1       $39.5
Manioudakis
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rudi W. Schadt      7       $690.8      None       None       None      None
--------------------------------------------------------------------------------
   *  In millions.

     As indicated above, each of the Portfolio  Managers also manage other funds and accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Fund.  That may occur whether the investment  strategies of the other  funds or  accounts  are the same as, or  different  from,  the Fund's investment  objectives and  strategies.  For example the Portfolio  Managers may need to allocate investment  opportunities  between the Fund and another fund or account  having similar  objectives or  strategies,  or they may need to execute transactions  for another fund or account  that could have a negative  impact on the value of securities held by the Fund. Not all funds and accounts  advised by the Manager have the same  management  fee. If the  management  fee structure of another  fund or  account  is more  advantageous  to the  Manager  than  the fee structure  of the Fund,  the Manager  could have an incentive to favor the other fund or account. However, the Manager's compliance procedures and Code of Ethics recognize  the  Manager's  fiduciary  obligations  to treat all of its  clients, including  the Fund,  fairly and  equitably,  and are  designed to preclude  the
Portfolio  Managers from favoring one client over  another.  It is possible,  of course,  that those compliance  procedures and the Code of Ethics may not always be adequate to do so. At various times, the Fund's Portfolio Managers may manage other funds or accounts  with  investment  objectives  and  strategies  that are similar to those of the Fund,  or may manage funds or accounts  with  investment objectives and strategies that are different from those of the Fund.

     Compensation of the Portfolio  Managers.  The Fund's Portfolio Managers are
employed and  compensated  by the  Manager,  not the Fund.  Under the  Manager's
compensation  program for its portfolio managers and portfolio  analysts,  their compensation  is based  primarily on the investment  performance  results of the funds and accounts  they  manage,  rather than on the  financial  success of the
Manager.  This is  intended  to  align  the  portfolio  managers  and  analysts'
interests with the success of the funds and accounts and their shareholders. The
Manager's  compensation  structure  is  designed  to attract  and retain  highly qualified investment management  professionals and to reward individual and team contributions  toward  creating  shareholder  value. As of August 31, 2005, each
Portfolio Managers'  compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and  appreciation  rights in regard to the common stock of the Manager's holding  company  parent.  Senior  portfolio  managers  may also be  eligible to participate in the Manager's deferred compensation plan.

     To help the Manager  attract and retain  talent,  the base pay component of each  portfolio  manager is reviewed  regularly  to ensure that it reflects  the performance of the  individual,  is  commensurate  with the  requirements of the particular  portfolio,  reflects  any  specific  competence  or specialty of the individual  manager,  and is competitive  with other comparable  positions.  The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors,  including  a fund's  pre-tax  performance  for periods of up to five years,  measured  against an appropriate  Lipper benchmark selected by management.  The Lipper benchmark with respect to the Fund is Lipper
- Balanced Target Maturity Funds.  Other factors  considered  include management quality (such as style  consistency,  risk  management,  sector  coverage,  team leadership and coaching) and organizational development. The Portfolio Managers'
compensation  is not based on the total  value of the Fund's  portfolio  assets, although the Fund's  investment  performance  may  increase  those  assets.  The compensation  structure is also intended to be internally equitable and serve to reduce  potential  conflicts  of  interest  between the Fund and other funds and accounts managed by the Portfolio  Managers.  The compensation  structure of the other funds and accounts  managed by the  Portfolio  Managers is the same as the compensation structure of the Fund, described above.

     Ownership of Fund Shares. As of August 31, 2005, the Portfolio Managers did
not beneficially own any shares of the Funds.

Brokerage Policies of the Fund

     Brokerage  Provisions  of the  Investment  Advisory  Agreement.  One of the
duties of the Manager under the investment  advisory agreement is to arrange the portfolio  transactions for the Fund. The advisory agreement contains provisions relating to the  employment  of  broker-dealers  to effect the Fund's  portfolio transactions.  The Manager is  authorized  by the  advisory  agreement to employ broker-dealers,  including  "affiliated" brokers, as that term is defined in the
Investment Company Act. The Manager will employ  broker-dealers that the Manager thinks, in its best judgment based on all relevant  factors,  will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the
Fund's  portfolio  transactions.  "Best  execution"  means  prompt and  reliable execution  at the most  favorable  price  obtainable.  The Manager need not seek competitive  commission  bidding.  However,  it is  expected  to be aware of the current rates of eligible  brokers and to minimize the  commissions  paid to the extent  consistent with the interests and policies of the Fund as established by its Board of Trustees.

     Under the investment  advisory  agreement,  in choosing  brokers to execute portfolio  transactions for the Fund, the Manager may select brokers (other than affiliates) that provide  brokerage and/or research  services to the Fund and/or the other  accounts  over which the Manager or its  affiliates  have  investment discretion.  The  commissions  paid to those  brokers may be higher than another qualified broker would charge,  if the Manager makes a good faith  determination that the commission is fair and reasonable in relation to the services provided.

     Rule  12b-1  under  the  Investment  Company  Act  prohibits  any fund from compensating  a broker or dealer for  promoting or selling the fund's  shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2)  directing  any other  remuneration  to that  broker or  dealer,  such as commissions,  mark-ups,  mark  downs or other  fees  from the  fund's  portfolio transactions,  that were  effected  by another  broker or dealer  (these  latter arrangements  are considered to be a type of "step-out"  transaction).  In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

     However,  the Rule permits funds to effect brokerage  transactions  through firms that also sell fund shares,  provided that certain  procedures are adopted to prevent a quid pro quo with respect to portfolio  brokerage  allocations.  As permitted by the Rule, the Manager has adopted  procedures (and the Fund's Board of  Trustees  has  approved  those  procedures)  that  permit the Fund to direct portfolio  securities  transactions  to brokers or dealers  that also promote or sell  shares  of the  Fund,  subject  to  the  "best  execution"  considerations discussed  above.  Those  procedures are designed to prevent:  (1) the Manager's personnel who effect the Fund's portfolio  transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the
Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor
from entering into agreements or understandings  under which the Manager directs or is expected to direct the Fund's brokerage directly,  or through a "step-out"
arrangement,  to any  broker or  dealer in  consideration  of that  broker's  or dealer's  promotion  or sale of the  Fund's  shares or the  shares of any of the other Oppenheimer funds.

     Brokerage  Practices  Followed  by  the  Manager.   The  Manager  allocates
brokerage  for the Fund subject to the  provisions  of the  investment  advisory agreement and the procedures and rules described above. Generally, the Manager's portfolio  traders  allocate  brokerage  based  upon  recommendations  from  the
Manager's  portfolio  managers.  In certain  instances,  portfolio  managers may directly  place trades and allocate  brokerage.  In either case,  the  Manager's executive officers supervise the allocation of brokerage.

     Transactions  in  securities  other than those for which an exchange is the primary  market are generally done with  principals or market makers.  Brokerage commissions  are paid  primarily for  transactions  in listed  securities or for certain  fixed-income  agency  transactions in the secondary market.  Otherwise, brokerage  commissions are paid only if it appears likely that a better price or execution can be obtained by doing so.

     Other funds  advised by the Manager  have  investment  policies  similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund,  which could  affect the supply and price of the securities. If two or more funds advised by the Manager purchase the same security  on the same day from the same  dealer,  the  transactions  under those combined  orders are averaged as to price and allocated in  accordance  with the purchase or sale orders actually placed for each account.

     Most  purchases  of debt  obligations  are  principal  transactions  at net prices.  Instead of using a broker  for those  transactions,  the Fund  normally deals  directly with the selling or purchasing  principal or market maker unless the Manager determines that a better price or execution can be obtained by using the services of a broker.  Purchases of portfolio  securities from  underwriters include a  commission  or  concession  paid by the  issuer  to the  underwriter.
Purchases from dealers  include a spread  between the bid and asked prices.  The
Fund seeks to obtain prompt  execution of these orders at the most favorable net price.

     The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful  only to one or more of the  advisory  accounts of the Manager and its affiliates.  The investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of the  Manager's  other accounts. Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

     Investment research services include information and analysis on particular companies  and  industries  as well as market or economic  trends and  portfolio strategy,  market  quotations for portfolio  evaluations,  information  systems, computer hardware and similar products and services.  If a research service also assists the Manager in a  non-research  capacity  (such as  bookkeeping or other administrative  functions),  then only the percentage or component that provides assistance to the Manager in the investment  decision-making process may be paid in commission dollars.

     The Board of  Trustees  permits the  Manager to use stated  commissions  on secondary fixed-income agency trades to obtain research if the broker represents to the  Manager  that:  (i)  the  trade  is not  from or for  the  broker's  own inventory,  (ii) the trade was  executed by the broker on an agency basis at the stated commission,  and (iii) the trade is not a riskless principal transaction.
The Board of  Trustees  permits the Manager to use  commissions  on  fixed-price offerings  to obtain  research,  in the same manner as is  permitted  for agency transactions.

     The  research   services   provided  by  brokers  broadens  the  scope  and
supplements  the research  activities  of the Manager.  That  research  provides additional  views and  comparisons for  consideration,  and helps the Manager to obtain market  information  for the valuation of securities that are either held in the Fund's  portfolio  or are being  considered  for  purchase.  The  Manager provides  information  to the  Board  about  the  commissions  paid  to  brokers furnishing such services,  together with the Manager's  representation  that the amount of such  commissions  was  reasonably  related to the value or benefit of such services.

     ---------------------------------------------------------------------
Fiscal Year Ended Total  Brokerage  Commissions  Paid by the August 31:  Fund(1)
---------------------------------------------------------------------
---------------------------------------------------------------------  2004 None
---------------------------------------------------------------------
---------------------------------------------------------------------       2005
None(2) --------------------------------------------------------------------- 1.
Amounts do not include spreads or commissions on principal transactions on a net trade basis.

     2. In the fiscal year ended  August 31,  2005,  the amount of  transactions directed to brokers for research  services was $0 and amount of the  commissions paid to broker-dealers for those services was $0.

Distribution and Service Plans

     The Distributor.  Under its General Distributor's  Agreement with the Fund, the Distributor acted as the Fund's principal underwriter in the public offering of the Fund's  classes of shares.  The  Distributor  bore the expenses  normally attributable  to  sales,  including  advertising  and the cost of  printing  and mailing prospectuses,  other than those furnished to existing shareholders.  The
Distributor was not obligated to sell a specific number of shares.

     The sales charges and concessions  paid to, or retained by, the Distributor from the sale of shares and the contingent  deferred  sales charges  retained by the  Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

---------------------------------------------
Fiscal        Aggregate         Class A
                            Front-End Sales
Year       Front-End Sales      Charges
Ended     Charges on Class    Retained by
  8/31:       A Shares       Distributor(1)
---------------------------------------------
---------------------------------------------
 2003(2)     $1,964,635         $171,994
---------------------------------------------
---------------------------------------------
  2004         $4,775            $3,071
---------------------------------------------
---------------------------------------------
  2005          None              None
---------------------------------------------

     1. Includes amounts  retained by a broker-dealer  that is an affiliate or a parent of the Distributor.

     2. For the fiscal period from June 2, 2003  (commencement of operations) to
August 31, 2003

--------------------------------------------------------------------------------
Fiscal     Concessions on    Concessions on   Concessions on    Concessions on
Year       Class A Shares    Class B Shares   Class C Shares    Class N Shares
Ended        Advanced by      Advanced by       Advanced by      Advanced by
  8/31:    Distributor(1)    Distributor(1)   Distributor(1)    Distributor(1)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 2003(2)        None            $48,744           $7,167             $37
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  2004          None              None             None              None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  2005          None              None             None              None
--------------------------------------------------------------------------------

     1. The Distributor advanced concession payments to financial intermediaries for certain  sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

     2. For the fiscal period from June 2, 2003  (commencement of operations) to
August 31, 2003

--------------------------------------------------------------------------------
Fiscal         Class A          Class B           Class C          Class N
             Contingent        Contingent       Contingent        Contingent
Period     Deferred Sales    Deferred Sales   Deferred Sales    Deferred Sales
Ended          Charges          Charges           Charges          Charges
  8/31:      Retained by      Retained by       Retained by      Retained by
             Distributor      Distributor       Distributor      Distributor
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 2003(1)        None            $16,217            $759              None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  2004          $337            $275,030          $22,133           $6,056
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  2005         $1,195           $350,078          $44,714            $209
--------------------------------------------------------------------------------
1. For the fiscal period from June 2, 2003 (commencement of operations) to August 31,
2003.

     Distribution  and Service  Plans.  The Fund has adopted a Service  Plan for
Class A shares and Distribution and Service Plans for Class B, Class C and Class
N shares under Rule 12b-1 of the  Investment  Company Act. Under those plans the
Fund  pays  the  Distributor  for all or a  portion  of its  costs  incurred  in connection  with  the  distribution  and/or  servicing  of  the  shares  of  the particular  class.  Each  plan  has  been  approved  by a vote of the  Board  of
Trustees, including a majority of the Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

     Under the Plans,  the  Manager  and the  Distributor  may make  payments to affiliates.  In their  sole  discretion,  they may also  from  time to time make substantial  payments  from their own  resources,  which include the profits the
Manager  derives from the advisory fees it receives from the Fund, to compensate brokers, dealers,  financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares. These payments,  some of which may be referred to as
"revenue   sharing,"  may  relate  to  the  Fund's   inclusion  on  a  financial
intermediary's preferred list of funds offered to its clients.

     Unless a plan is  terminated  as  described  below,  the plan  continues in effect  from  year to year but only if the  Fund's  Board  of  Trustees  and its
Independent  Trustees  specifically  vote  annually to approve its  continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing  the plan. A plan may be terminated at any time by the vote of a majority  of the  Independent  Trustees  or by the vote of the holders of a
"majority" (as defined in the Investment  Company Act) of the outstanding shares of that class.

     The  Board of  Trustees  and the  Independent  Trustees  must  approve  all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by  shareholders  of the class affected  by the  amendment.  Because  Class B shares of the Fund  automatically convert into Class A shares 88 months after  purchase,  the Fund must obtain the approval  of both  Class A and  Class B  shareholders  for a  proposed  material amendment to the Class A plan that would materially  increase payments under the plan.  That approval  must be by a majority of the shares of each class,  voting separately by class.

     While the plans are in effect,  the  Treasurer  of the Fund  shall  provide separate  written  reports  on the  plans  to the  Board  of  Trustees  at least quarterly  for its review.  The reports  shall detail the amount of all payments made  under a plan and the  purpose  for which the  payments  were  made.  Those reports are subject to the review and approval of the Independent Trustees.

     Each plan states that while it is in effect,  the selection and  nomination of those  Trustees of the Fund who are not  "interested  persons" of the Fund is committed to the discretion of the Independent  Trustees.  This does not prevent the involvement of others in the selection and nomination process as long as the final  decision as to selection or  nomination  is approved by a majority of the
Independent Trustees.

     Under the plans for a class,  no payment  will be made to any  recipient in any period in which the  aggregate  net asset  value of all Fund  shares of that class  held by the  recipient  for itself  and its  customers  does not exceed a minimum  amount,  if any, that may be set from time to time by a majority of the
Independent Trustees.

     |X| Class A  Service  Plan  Fees.  Under  the  Class A  service  plan,  the
Distributor  currently  uses the fees it receives  from the Fund to pay brokers, dealers and other financial  institutions (they are referred to as "recipients")
for personal  services and account  maintenance  services they provide for their customers who hold Class A shares. The services include, among others, answering customer  inquiries about the Fund,  assisting in  establishing  and maintaining accounts in the Fund, making the Fund's investment plans available and providing other  services  at the  request  of the Fund or the  Distributor.  The  Class A service plan permits  reimbursements to the Distributor at a rate of up to 0.25%
of average  annual  net assets of Class A shares.  The Board has set the rate at that level.  The Distributor does not receive or retain the service fee on Class
A  shares  in  accounts  for  which  the  Distributor  has  been  listed  as the broker-dealer of record.  While the plan permits the Board to authorize payments to the  Distributor  to reimburse  itself for services under the plan, the Board has not yet done so,  except in the case of the  special  arrangement  described below,  regarding  grandfathered  retirement  accounts.  The  Distributor  makes payments to recipients periodically at an annual rate not to exceed 0.25% of the average  annual net assets  consisting of Class A shares held in the accounts of the recipients or their customers.

     With  respect  to  purchases  of Class A  shares  subject  to a  contingent deferred  sales charge by certain  retirement  plans that  purchased such shares prior to March 1, 2001 ("grandfathered  retirement  accounts"),  the Distributor currently  intends to pay the service fee to recipients in advance for the first year after the shares are purchased.  During the first year the shares are sold, the  Distributor  retains the service fee to  reimburse  itself for the costs of distributing the shares. After the first year shares are outstanding, the

     Distributor makes service fee payments to recipients  periodically on those shares.  The  advance  payment is based on the net asset  value of shares  sold.
Shares purchased by exchange do not qualify for the advance service fee payment.
If Class A shares  purchased by grandfathered  retirement  accounts are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated  to repay the  Distributor  a pro rata portion of the advance payment of the service fee made on those shares.

     For the fiscal year ended August 31, 2005  payments  under the Class A plan totaled  $170,609,  all of which was paid by the  Distributor  to recipients and included $14,837 paid to an affiliate of the Distributor's  parent company.  Any unreimbursed  expenses the Distributor  incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use  payments  received  under  the  Class  A plan  to pay  any of its  interest expenses, carrying charges, or other financial costs, or allocation of overhead.

     |X| Class B, Class C and Class N Distribution  and Service Plan Fees. Under
each plan,  distribution and service fees are computed on the average of the net asset value of shares in the  respective  class,  determined  as of the close of each  regular  business  day  during  the  period.  Each plan  provides  for the
Distributor  to  be  compensated  at a  flat  rate,  whether  the  Distributor's distribution  expenses  are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients  provide  are  similar  to the  services  provided  under the Class A service plan, described above.

     Each plan  permits the  Distributor  to retain both the  asset-based  sales charges and the service fees or to pay  recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to  recipients  in advance for the first year after Class B,
Class C and Class N shares are purchased.  After the first year Class B, Class C or Class N shares are outstanding,  after their purchase,  the Distributor makes service fee payments  periodically on those shares. The advance payment is based on the net asset  value of shares  sold.  Shares  purchased  by  exchange do not qualify for the  advance  service  fee  payment.  If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be  obligated to repay the  Distributor  a pro rata portion of the advance payment of the service fee made on those shares.
Class B, Class C or Class N shares may not be purchased by an investor  directly from  the  Distributor  without  the  investor  designating  another  registered broker-dealer. If the investor no longer has another broker-dealer of record for an  existing  account,  the  Distributor  is  automatically  designated  as  the broker-dealer of record,  but solely for the purpose of acting as the investor's agent to purchase  the  shares.  In those  cases,  the  Distributor  retains the asset-based  sales charge paid on Class B, Class C and Class N shares,  but does not retain any service fees as to the assets represented by that account.

     The asset-based  sales charge and service fees increase Class B and Class C expenses by 1.00% and the  asset-based  sales charge and service  fees  increase
Class N expenses by 0.50% of the net assets per year of the respective classes.

     The Distributor retains the asset-based sales charge on Class B and Class N shares.  The Distributor  retains the asset-based sales charge on Class C shares during the first year the shares are outstanding.  It pays the asset-based sales charge as an ongoing  concession to the recipient on Class C shares  outstanding for a year or more. If a dealer has a special  agreement  with the  Distributor, the  Distributor  will pay the Class B,  Class C or Class N service  fee and the asset-based sales charge to the dealer  periodically in lieu of paying the sales concession and service fee in advance at the time of purchase.

     The  asset-based  sales charge on Class B, Class C and Class N shares allow investors to buy shares  without a front-end  sales  charge  while  allowing the
Distributor  to  compensate  dealers that sell those  shares.  The Fund pays the asset-based  sales  charge  to the  Distributor  for its  services  rendered  in distributing  Class B, Class C and Class N shares.  The payments are made to the
Distributor in recognition that the Distributor:

o     pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,

     o may  finance  payment  of sales  concessions  and/or  the  advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,

     o employs personnel to support distribution of Class B, Class C and Class N shares,

     o bears the costs of sales literature,  advertising and prospectuses (other than those furnished to current  shareholders) and state "blue sky" registration fees and certain other distribution expenses,

     o may not be able to adequately compensate dealers that sell Class B, Class
C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,

     o receives  payments under the plans  consistent  with the service fees and asset-based sales charges paid by other  non-proprietary funds that charge 12b-1 fees,

     o may use the  payments  under  the plan to  include  the  Fund in  various third-party distribution programs that may increase sales of Fund shares,

     o may experience increased difficulty selling the Fund's shares if payments under the plan are  discontinued  because most competitor  funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and

     o may not be able to continue  providing,  at the same or at a lesser cost, the same quality  distribution  sales  efforts and  services,  or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

     The  Distributor's  actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives  from the  contingent  deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B, Class C or Class N plan is terminated by the Fund, the Board of Trustees  may allow the Fund to continue  payments of the  asset-based  sales
charge  to  the  Distributor  for  distributing   shares  before  the  plan  was
terminated.

-------------------------------------------------------------------------------
 Distribution Fees Paid to the Distributor in the Fiscal Period Ended August
                                   31, 2005
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                     Total         Amount       Distributor's   Distributor's
                                                  Aggregate      Unreimbursed
                                                Unreimbursed    Expenses as %
                   Payments     Retained by       Expenses      of Net Assets
                  Under Plan    Distributor      Under Plan        of Class
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class B Plan      $1,208,196    $917,752(1)      $3,712,427         3.17%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class C Plan       $461,307     -$90,675(2)       $751,658          1.82%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class N Plan        $23,249      $11,806(3)        $91,134          2.11%
-------------------------------------------------------------------------------
1.    Includes $11,459 paid to an affiliate of the Distributor's parent company.
2.    Includes $20,601 paid to an affiliate of the Distributor's parent company.
3.    Includes $1,220 paid to an affiliate of the Distributor's parent company.

     All  payments  under the Class B, Class C and Class N plans are  subject to the  limitations  imposed by the Conduct  Rules of the National  Association  of
Securities  Dealers,  Inc. on payments of asset-based  sales charges and service fees.

Payments to Fund Intermediaries

     Financial  intermediaries  may receive  various  forms of  compensation  or reimbursement  from the Fund in the form of 12b-1 plan  payments as described in the preceding section of this Statement of Additional Information. They may also receive  reallowance of  commissions  from the  Distributor,  derived from sales charges paid by the clients of the financial intermediary,  also as described in this Statement of Additional Information.  Additionally,  the Manager and/or the
Distributor   (including  their  affiliates)  may  make  payments  to  financial intermediaries  in connection with their offering and selling shares of the Fund and  other  Oppenheimer  funds,  providing  marketing  or  promotional  support, transaction  processing  and/or  administrative  services.  Among the  financial intermediaries  that may receive these payments are brokers and dealers who sell and/or  hold  shares of the Fund,  banks  (including  bank  trust  departments),
registered  investment  advisers,  insurance  companies,   retirement  plan  and
qualified tuition program administrators,  third party administrators, and other institutions  that have  selling,  servicing  or similar  arrangements  with the
Manager or  Distributor.  The  payments to  intermediaries  vary by the types of product  sold,  the  features of the Fund share class and the role played by the intermediary.

     Possible  types of payments to financial  intermediaries  include,  without limitation, those discussed below.

     o Payments made by the Fund, or by an investor  buying or selling shares of the Fund may include:

     o  depending  on the share  class  that the  investor  selects,  contingent deferred sales charges or initial  front-end sales charges,  all or a portion of which  front-end  sales  charges are  payable by the  Distributor  to  financial
intermediaries   as  sales   commissions   (see  "About  Your  Account"  in  the
Prospectus);

     o ongoing  asset-based  payments  attributable to the share class selected, including  fees  payable  under the Fund's  distribution  and/or  service  plans adopted under Rule 12b-1 under the  Investment  Company Act, which are paid from the Fund's assets and allocated to the class of shares to which the plan relates
(see "About the Fund -- Distribution and Service Plans" above);

     o  shareholder   servicing  payments  for  providing  omnibus   accounting,
recordkeeping,  networking,  sub-transfer  agency  or  other  administrative  or shareholder  services,  including  retirement  plan and 529 plan  administrative services fees,  which are paid from the assets of a Fund as reimbursement to the
Manager or Distributor for expenses they incur on behalf of the Fund.

     o Payments  made by the  Manager  or  Distributor  out of their  respective resources  and assets,  which may  include  profits  the  Manager  derives  from investment  advisory  fees  paid by the  Fund.  These  payments  are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

     o These types of payments may reflect  compensation for marketing  support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms and programs, transaction processing or other services;

     o The Manager and Distributor  each may also pay other  compensation to the extent the payment is not  prohibited by law or by any  self-regulatory  agency, such as the NASD.  Payments are made based on the guidelines  established by the
Manager and Distributor, subject to applicable law.

     These  payments may provide an incentive  to  financial  intermediaries  to actively  market or promote the sale of shares of the Fund or other  Oppenheimer funds, or to support the marketing or promotional  efforts of the Distributor in offering shares of the Fund or other Oppenheimer funds. In addition,  some types of payments may provide a financial  intermediary with an incentive to recommend the Fund or a particular share class. Financial  intermediaries may earn profits on these  payments,  since the  amount of the  payment  may  exceed  the cost of providing  the service.  Certain of these  payments  are subject to  limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the  disclosures in the Fund's  prospectus and this Statement of Additional
Information.  You should ask your financial  intermediary for information  about any payments it receives from the Fund, the Manager or the  Distributor  and any services it provides, as well as the fees and commissions it charges.

     Although  brokers or dealers that sell Fund shares may also act as a broker or dealer in connection  with the execution of the purchase or sale of portfolio securities by the Fund or other  Oppenheimer  funds, a financial  intermediary's sales  of  shares  of  the  Fund  or  such  other  Oppenheimer  funds  is  not a consideration  for the  Manager  when  choosing  brokers  or  dealers  to effect portfolio transactions for the Fund or such other Oppenheimer funds.

     Revenue  sharing  payments  can  pay  for   distribution-related  or  asset
retention items including, without limitation,

     o  transactional  support,  one-time  charges for setting up access for the
Fund or other  Oppenheimer funds on particular  trading systems,  and paying the intermediary's networking fees;

     o program  support,  such as expenses  related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs,  fund  "supermarkets",  bank or trust  company  products or  insurance companies' variable annuity or variable life insurance products;

     o  placement  on  the  dealer's   list  of  offered   funds  and  providing
representatives  of the  Distributor  with access to a financial  intermediary's sales meetings, sales representatives and management representatives.

     Additionally,  the  Manager  or  Distributor  may  make  payments  for firm support,  such as business  planning  assistance,  advertising,  and educating a financial  intermediary's  sales  personnel  about  the  Oppenheimer  funds  and shareholder financial planning needs.

     For  the  year  ended   December  31,   2004,   the   following   financial
intermediaries that are broker-dealers offering shares of the Oppenheimer funds,
and/or  their  respective  affiliates,   received  revenue  sharing  or  similar
distribution-related  payments from the Manager or Distributor  for marketing or program support:

  ADVEST INC.                             AEGON
  A.G. Edwards & Sons, Inc                AIG Network
  Allianz Life Insurance Company          Allstate Life Insurance Company
  Ameritas Life Insurance Corporation     American Centurian Life Insurance
  American Enterprise Life Insurance      American Express Financial Advisors
                                          Inc.
  American Portfolios                     Annuity Investors Life
  AXA Advisors                            Banc One Securities Corporation
  Bank of New York                        Cadaret Grant & Co. Inc.
  Charter One Securities Inc.             Chase Investment Services
  Citigroup Financial Network             CitiStreet
  Citizens Bank of Rhode Island           CJM Planning Corp.
  Columbus Life Insurance Company         Commonwealth Financial Network
  CUNA Brokerage Services Inc.            CUSO Financial Services, L.P.
  Federal Kemper                          First Allied Securities Inc
  First Global Capital                    GE Financial Assurance
  GlenBrook Life and Annuity Co.          Great West Life & Annuity Co., Inc.
  HD Vest                                 Hewitt Associates
  HSBC Brokerage (USA) Inc.               ING Network
  Jefferson Pilot Securities Corporation  John Hancock Variable Life Insurance
                                          Company
  Kemper Life Assurance Company           Legend Equities Corporation
  Legg Mason Wood Walker, Incorporated    Lincoln National Life Insurance
                                          Company
  Lincoln Financial Advisors Corporation  Lincoln Investment Planning
  Linsco/Private Ledger Corp.             MassMutual Financial Group and
                                          affiliates
  McDonald Investments, Inc.              Merrill Lynch & Co., Inc. and
                                          affiliates
  Metlife and affiliates                  Minnesota Life Insurance Company
  Morgan Stanley DW Inc.                  NPH Network
  Nationwide and affiliates               New York Life Securities, LLC
  PacLife Network                         Park Avenue Securities LLC
  Planmember Securities Corporation       Prime Capital Services, Inc.
  Princor Financial Services Corporation  Protective Life Insurance Co.
  Provident Mutual Insurance Company      Prudential Investment Management
                                          Services LLC
  Raymond James Financial Services, Inc.  Raymond James & Associates, Inc.
  RBC Dain Rauscher Inc.                  Securities America, Inc.
  Security Benefit Life Insurance Company Signator Investments
  Sun Life Insurance Company              Suntrust Investment Services, Inc.
  Tower Square Securities, Inc            Travelers Life & Annuity Co., Inc.
  UBS Financial Services Inc.             Union Central Life Insurance Company
  Wachovia Securities LLC                 Wells Fargo Investments, LLC

     For the year ended  December 31, 2004, the following  firms,  which in some cases are broker-dealers,  received payments from the Manager or Distributor for
administrative   or  other  services   provided   (other  than  revenue  sharing
arrangements), as described above:

  ABN AMRO                                ADP
  Alliance Benefit Group                  AMVESCAP Retirement Plans
  American Stock & Transfer               Baden Retirement
  BCG                                     Benefit Administration Co., LLC
  Benefit Administration, Inc.            Benefit Plans Administrative Services
  Benetech, Inc.                          BISYS Retirement Services
  Boston Financial Data Services          Ceridian
  Circle Trust Company                    Citigroup
  CitiStreet                              CPI
  Daily Access.Com, Inc.                  Digital Retirement Solutions
  Dyatech                                 ERISA Administrative Services, Inc.
  ExpertPlan.com                          FAScore
  FBD Consulting                          Federated Investors
  Fidelity Institutional                  First National Bank of Omaha
  First Trust Corp.                       Franklin Templeton
  Geller Group                            Gold K
  Great West Financial Services           Hartford Life Insurance Co.
  Equities, Inc.
  ICMA - RC Services                      In West Pension Mgmt
  Independent Plan Coordinators           Ingham Group
  Interactive Retirement Systems, Ltd.    Invesmart, Inc.
  Kaufman & Goble                         Leggette & Co., Inc.
  Manulife                                MassMutual Financial Group and
                                          affiliates
  Matrix Settlement & Clearance Services  Mellon HR Solutions
  Merrill Lynch & Co., Inc.               Metavante
  Metlife Securities Inc.                 MFS Investment Management
  Mid Atlantic Capital Corp.              Milliman USA
  Morgan Stanley DW Inc.                  National City Bank
  National Financial Services Corp.       National Investors Services Corp.
  Nationwide Investment Service Corp.     New York Life Investment Management,
                                          Inc.
  Northwest Plan Services                 Pension Administration and Consulting
  PFPC, Inc.                              PSMI Group
  Putnam Fiduciary Trust Company          Quads Trust Company
  RSM McGladrey                           SAFECO
  Charles Schwab & Co., Inc.              Security Trust Company
  Sentinel / National Life                Standard Insurance Co
  Stanley, Hunt, Dupree & Rhine           State Street Bank & Trust Company
  Suntrust Investment Services, Inc.      Swerdlin & Co.
  T. Rowe Price Brokerage Services, L.P.  Taylor, Perky & Parker, LLC
  The 401k Company                        The Investment Center, Inc.
  Trusource                               Union Bank and Trust Co.
  USI Consulting Group                    Vanguard Group
  Web401K.com                             Wilmington Trust Company

Performance of the Fund

     Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment  performance.  Those terms include  "cumulative  total return,"  "average  annual total  return,"  "average  annual total return at net asset value" and "total return at net asset value." An  explanation of how total returns are  calculated  is set forth  below.  The charts  below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance  information by calling the Fund's Transfer Agent at  1.800.225.5677
or    by    visiting     the     OppenheimerFunds     Internet     website    at
www.oppenheimerfunds.com.

     The Fund's  illustrations  of its performance data in  advertisements  must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated.  In general,  any advertisement by the Fund of its  performance  data must  include  the  average  annual  total returns for the advertised class of shares of the Fund.

     Use of standardized performance calculations enables an investor to compare the Fund's  performance to the  performance of other funds for the same periods.
However,  a number of  factors  should be  considered  before  using the  Fund's performance information as a basis for comparison with other investments:

     o Total returns  measure the  performance of a hypothetical  account in the
Fund over various periods and do not show the performance of each  shareholder's account. Your account's performance will vary from the model performance data if your  dividends  are  received  in cash,  or you buy or sell  shares  during the period,  or you bought your shares at a different time and price than the shares used in the model.

     o The  Fund's  performance  returns do not  reflect  the effect of taxes on dividends and capital gains distributions.

     o An  investment  in the  Fund is not  insured  by the  FDIC  or any  other government agency.

     o The  principal  value of the Fund's  shares,  and total  returns  are not guaranteed and normally will fluctuate on a daily basis.

     o When an investor's  shares are  redeemed,  they may be worth more or less than their original cost.

     o Total returns for any given past period represent historical  performance information  and are not, and should not be  considered,  a prediction of future returns.

     The  performance of each class of shares is shown  separately,  because the performance  of each class of shares will usually be different.  That is because of the different  kinds of expenses each class bears.  The total returns of each class of shares of the Fund are  affected by market  conditions,  the quality of the  Fund's  investments,  the  maturity  of  debt  investments,  the  types  of investments the Fund holds, and its operating expenses that are allocated to the particular class.

     |X| Total Return Information.  There are different types of "total returns"
to measure  the  Fund's  performance.  Total  return is the change in value of a hypothetical  investment  in the Fund  over a given  period,  assuming  that all dividends and capital gains  distributions  are reinvested in additional  shares and that  the  investment  is  redeemed  at the end of the  period.  Because  of differences  in expenses  for each class of shares,  the total  returns for each class are separately  measured.  The cumulative total return measures the change in value over the entire  period (for  example,  ten years).  An average  annual total  return  shows the  average  rate of return for each year in a period that would  produce the  cumulative  total  return over the entire  period.  However, average annual total returns do not show actual  year-by-year  performance.  The
Fund uses  standardized  calculations for its total returns as prescribed by the
SEC. The methodology is discussed below.

     In calculating total returns for Class A shares,  the current maximum sales charge of 5.75% (as a  percentage  of the offering  price) is deducted  from the initial  investment  ("P" in the  formula  below)  (unless  the  return is shown without sales charge,  as described below).  For Class B shares,  payment of the applicable contingent deferred sales charge is applied,  depending on the period for which the return is shown:  5.0% in the first year, 4.0% in the second year,
3.0% in the third and fourth  years,  2.0% in the fifth year,  1.0% in the sixth year and none thereafter. For Class C shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period.  For Class N shares, the
1.0%  contingent  deferred sales charge is deducted for returns for the one-year and life-of-class periods, as applicable.

     o Average  Annual Total Return.  The "average  annual total return" of each class  is an  average  annual  compounded  rate of  return  for  each  year in a specified number of years. It is the rate of return based on the change in value of a hypothetical  initial  investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

          - 1  = Average Annual Total
ERV   l/n      Return
  P

     o Average Annual Total Return (After Taxes on Distributions).  The "average annual total  return  (after  taxes on  distributions)"  of Class A shares is an average annual  compounded rate of return for each year in a specified number of years,  adjusted  to show the  effect of  federal  taxes  (calculated  using the
highest  individual   marginal  federal  income  tax  rates  in  effect  on  any reinvestment  date) on any  distributions  made by the Fund during the specified period.  It is the rate of return based on the change in value of a hypothetical initial  investment  of $1,000 ("P" in the  formula  below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula) of that  investment,  after  taking  into  account  the  effect  of  taxes  on Fund distributions,  but not on the  redemption  of  Fund  shares,  according  to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD   l/n     Distributions)
  P

     o  Average   Annual  Total  Return  (After  Taxes  on   Distributions   and
Redemptions). The "average annual total return (after taxes on distributions and redemptions)"  of Class A shares is an average annual  compounded rate of return for each year in a  specified  number of years,  adjusted  to show the effect of federal taxes (calculated using the highest  individual  marginal federal income tax rates in effect on any reinvestment  date) on any distributions  made by the
Fund  during the  specified  period and the  effect of  capital  gains  taxes or capital loss tax benefits (each calculated using the highest federal  individual capital  gains tax rate in effect on the  redemption  date)  resulting  from the redemption  of the  shares  at the end of the  period.  It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P"
in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that  investment,  after taking into account the effect of taxes on Fund  distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
l/n              and Redemptions)
  P

     o Cumulative  Total  Return.  The  "cumulative  total  return"  calculation measures  the change in value of a  hypothetical  investment  of $1,000  over an entire period of years. Its calculation uses some of the same factors as average annual  total  return,  but it does not  average the rate of return on an annual basis. Cumulative total return is determined as follows:

 ERV - P   = Total Return
-----------
    P

     o Total  Returns  at Net Asset  Value.  From time to time the Fund may also quote a  cumulative  or an average  annual  total  return  "at net asset  value"
(without  deducting  sales  charges)  for Class A,  Class B,  Class C or Class N shares.  Each is based on the  difference  in net  asset  value per share at the beginning and the end of the period for a hypothetical  investment in that class of shares (without  considering  front-end or contingent deferred sales charges)
and takes into  consideration  the  reinvestment  of dividends and capital gains distributions.

-------------------------------------------------------------------------------
        The Fund's Total Returns for the Periods Ended August 31, 2005
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class of     Cumulative Total            Average Annual Total Returns
           Returns (10 Years or
             life-of-class, if
Shares           less)(1)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                         1-Year                 5-Year
                                                         (or life of class if
                                                               less)(1)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           After      Without       After    Without       After    Without
           Sales      Sales         Sales    Sales         Sales    Sales
             Charge     Charge     Charge      Charge     Charge      Charge
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class A(1)   10.77%     17.53%      0.83%      6.98%       4.66%      7.45%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class B(1)   12.67%     15.67%      1.21%      6.21%       5.45%      6.69%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class C(1)   15.72%     15.72%      5.24%      6.24%       6.71%      6.71%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class N(1)   17.03%     17.03%      5.85%      6.85%       7.25%      7.25%
-------------------------------------------------------------------------------
1. Inception of Class A, Class B, Class C and Class N: 6/2/03.

----------------------------------------------------------------
 Average Annual Total Returns for Class A Shares (After Sales
                            Charge)
             For the Periods Ended August 31, 2005
----------------------------------------------------------------
----------------------------------------------------------------
                                1-Year            5-Year
                                            (or life of class
                                               if less) (1)
----------------------------------------------------------------
----------------------------------------------------------------
After Taxes on Distributions    -1.15%           5.93%(1)
----------------------------------------------------------------
----------------------------------------------------------------
After Taxes on                  -0.36%           5.22%(1)
Distributions and
Redemption of Fund Shares
----------------------------------------------------------------
           1. Inception of Class A shares: 6/2/03.

     Other Performance  Comparisons.  The Fund compares its performance annually to that of an  appropriate  broadly-based  market index in its Annual  Report to shareholders.  You can obtain that  information by contacting the Transfer Agent at the addresses or telephone  numbers  shown on the cover of this  Statement of
Additional  Information.  The Fund may also compare its  performance  to that of other  investments,  including  other  mutual  funds,  or  use  rankings  of its performance  by  independent  ranking  entities.  Examples of these  performance comparisons are set forth below.

     |X| Lipper Rankings.  From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc. ("Lipper"). Lipper is a widely-recognized  independent mutual fund monitoring  service.  Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment  styles.
The Lipper  performance  rankings  are based on total  returns  that include the reinvestment of capital gain  distributions and income dividends but do not take sales charges or taxes into  consideration.  Lipper also publishes  "peer-group"
indices of the  performance  of all mutual funds in a category  that it monitors and averages of the performance of the funds in particular categories.

     |X|  Morningstar  Ratings.  From time to time the Fund may publish the star rating of the  performance  of its classes of shares by  Morningstar,  Inc.,  an independent  mutual fund monitoring  service.  Morningstar rates mutual funds in their specialized market sector. The Fund is rated among domestic hybrid funds.

     Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history, Morningstar calculates a Morningstar  Rating(TM)based on a  Morningstar  Risk-Adjusted  Return measure that accounts for variation in a fund's monthly  performance  (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward  variations  and rewarding  consistent  performance.  The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next
35% receive 3 stars,  the next 22.5% receive 2 stars, and the bottom 10% receive
1 star. (Each share class is counted as a fraction of one fund within this scale and rated  separately,  which may cause slight  variations  in the  distribution percentages.)  The  Overall  Morningstar  Rating  for a fund is  derived  from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

     |X|   Performance   Rankings  and   Comparisons   by  Other   Entities  and
Publications.  From time to time the Fund may include in its  advertisements and sales literature performance  information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's,
or similar  publications.  That information may include  performance  quotations from other sources,  including  Lipper and  Morningstar.  The performance of the
Fund's classes of shares may be compared in  publications  to the performance of various market indices or other investments, and averages,  performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

     Investors  may also wish to compare the returns on the Fund's share classes to the  return on  fixed-income  investments  available  from  banks and  thrift institutions.  Those include certificates of deposit,  ordinary  interest-paying checking  and  savings  accounts,  and  other  forms of fixed or  variable  time deposits,  and various other  instruments such as Treasury bills.  However,  the
Fund's  returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository  obligations may be insured  by the  FDIC  and may  provide  fixed  rates of  return.  Repayment  of principal  and payment of interest on Treasury  securities is backed by the full faith and credit of the U.S. government.

     From time to time, the Fund may publish  rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer  funds,  other than  performance  rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include  comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services.  They may be based upon the opinions of the rating or ranking  service  itself,  using its research or judgment, or based upon surveys of investors,  brokers, shareholders or others.

     From  time to time the Fund may  include  in its  advertisements  and sales literature the total return  performance of a  hypothetical  investment  account that  includes  shares of the Fund and other  Oppenheimer  funds.  The  combined account may be part of an illustration of an asset  allocation  model or similar presentation.  The account  performance may combine total return  performance of the Fund and the total return performance of other Oppenheimer funds included in the account.  Additionally,  from time to time,  the Fund's  advertisements  and
sales  literature  may  include,  for  illustrative  or  comparative   purposes,
statistical  data or other  information  about  general or  specific  market and economic conditions. That may include, for example,

     o information  about the  performance of certain  securities or commodities markets or segments of those markets,

     o  information  about  the  performance  of  the  economies  of  particular countries or regions,

     o the earnings of companies included in segments of particular  industries, sectors, securities markets, countries or regions,

     o the  availability  of  different  types of  securities  or  offerings  of securities,

     o information  relating to the gross national or gross domestic  product of the United States or other countries or regions,

     o  comparisons   of  various  market  sectors  or  indices  to  demonstrate performance, risk, or other characteristics of the Fund.

About Your Account

     Appendix  B  contains  more  information  about the  special  sales  charge arrangements  offered by the Fund, and the  circumstances in which sales charges may be reduced.

     Classes of Shares.  Each class of shares of the Fund represents an interest in the same  portfolio  of  investments  of the Fund.  However,  each  class has different  shareholder  privileges and features.  The net income attributable to
Class B, Class C or Class N shares and the dividends payable on Class B, Class C or Class N shares will be reduced by  incremental  expenses borne solely by that class.  Those expenses  include the asset-based  sales charges to which Class B,
Class C and Class N shares are subject.

     The  availability of different  classes of shares  permitted an investor to choose  the  method  of  purchasing  shares  that was more  appropriate  for the investor.  That may have depended on the amount of the  purchase,  the length of time the investor  expected to hold shares,  and other  relevant  circumstances.
Class A shares normally are sold subject to an initial sales charge. While Class
B, Class C and Class N shares have no initial sales  charge,  the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class
N shares is the same as that of the initial  sales charge on Class A shares - to compensate the Distributor and brokers,  dealers and financial institutions that sold shares of the Fund. A salesperson  who is entitled to receive  compensation from his or her firm for selling  Fund shares may  receive  different  levels of compensation for selling one class of shares rather than another.

     |X| Class A Shares  Subject to a  Contingent  Deferred  Sales  Charge.  For
purchases  of Class A shares at net asset  value  whether  or not  subject  to a contingent  deferred  sales  charge as  described  in the  Prospectus,  no sales concessions  will be paid to the  broker-dealer  of record,  as described in the
Prospectus, on sales of Class A shares purchased with the redemption proceeds of shares of another  mutual fund offered as an  investment  option in a retirement plan in which Oppenheimer  funds are also offered as investment  options under a special  arrangement with the  Distributor,  if the purchase occurs more than 30 days after the  Oppenheimer  funds are added as an investment  option under that plan.  Additionally,  that  concession  will not be paid on purchases of Class A shares by a retirement plan made with the redemption  proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

     |X| Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class B shares to Class A shares  88  months  from the date of  purchase  is not  treated  as a taxable event for the shareholder.  If those laws or the IRS  interpretation  of those laws should change, the automatic conversion feature may be suspended.  In that  event,  no further  conversions  of Class B shares  would occur while that suspension  remained in effect.  Although Class B shares could then be exchanged for Class A shares on the basis of relative  net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could  constitute a taxable event for the  shareholder,  and absent such exchange,  Class B shares might continue to be subject to the asset-based  sales charge for longer than 88 months.

     |X|  Allocation of Expenses.  The Fund pays  expenses  related to its daily operations,  such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing  costs.  Those  expenses are paid out of the Fund's assets and are not paid directly by  shareholders.  However,  those expenses reduce the net asset values of shares,  and  therefore  are  indirectly  borne by  shareholders through their investment.

     The  methodology  for  calculating  the  net  asset  value,  dividends  and distributions  of the Fund's  share  classes  recognizes  two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class,  and then  equally to each  outstanding  share  within a given  class.  Such  general expenses include  management fees, legal,  bookkeeping and audit fees,  printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current  shareholders,  fees to unaffiliated
Trustees,  custodian expenses,  share issuance costs,  organization and start-up costs, interest,  taxes and brokerage commissions,  and non-recurring  expenses, such as litigation costs.

     Other  expenses that are directly  attributable  to a particular  class are allocated equally to each outstanding share within that class.  Examples of such expenses  include  distribution  and service  plan  (12b-1)  fees,  transfer and shareholder servicing agent fees and expenses,  and shareholder meeting expenses
(to the extent that such expenses pertain only to a specific class).

     Fund  Account  Fees.  As stated in the  Prospectus,  a $12 annual  "Minimum
Balance Fee" is assessed on each Fund account with a share balance  valued under
$500.  The Minimum  Balance Fee is  automatically  deducted  from each such Fund account in September.

      Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees.  These exceptions are subject to change:

     o A fund account whose shares were  acquired  after  September  30th of the prior year;

     o A fund  account  that  has a  balance  below  $500  due to the  automatic conversion of shares from Class B to Class A shares.  However,  once all Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum Balance Fee;

     o Accounts of  shareholders  who elect to access  their  account  documents electronically via eDoc Direct;

     o A fund account that has only certificated shares and, has a balance below
$500 and is being escheated;

     o Accounts of shareholders that are held by  broker-dealers  under the NSCC
Fund/SERV system;

     o Accounts held under the Oppenheimer Legacy Program and/or holding certain
Oppenheimer Variable Account Funds;

     o Omnibus  accounts  holding  shares  pursuant to the  Pinnacle,  Ascender,
Custom Plus, Recordkeeper Pro and Pension Alliance Retirement Plan programs; and

     o A fund  account  that falls below the $500  minimum  solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

     To access account documents  electronically via eDocs Direct,  please visit
the  Service  Center  on  our  website  at   www.oppenheimerfunds.com   or  call
1.888.470.0862 for instructions.

     The  Fund  reserves  the  authority  to  modify  Fund  Account  Fees in its discretion.

     Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are  determined  as of the close of business of the New York Stock  Exchange  (the "NYSE") on each day that the NYSE is open.
The  calculation  is done  by  dividing  the  value  of the  Fund's  net  assets attributable  to a class  by the  number  of  shares  of  that  class  that  are outstanding.  The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days (for example,  in case of weather  emergencies  or on days falling before a U.S. holiday). All references to time in this Statement of
Additional  Information  mean  "Eastern  time." The NYSE's  most  recent  annual announcement  (which is  subject  to  change)  states  that it will close on New
Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday,  Memorial
Day,  Independence  Day, Labor Day,  Thanksgiving  Day and Christmas Day. It may
also close on other days.

     Dealers other than NYSE members may conduct  trading in certain  securities on days on which the NYSE is closed  (including  weekends and holidays) or after
4:00 p.m. on a regular  business  day.  Because the Fund's net asset values will not be  calculated  on those days,  the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares. Additionally,  with respect to certain securities held by the Underlying
Fund, trading on European and Asian stock exchanges and over-the-counter markets normally is completed before the close of the NYSE.

     Changes in the values of securities  held by the Underlying Fund and traded on  foreign  exchanges  or markets  as a result of events  that occur  after the prices of those  securities  are  determined,  but before the close of the NYSE, will not be  reflected in the  Underlying  Fund's  calculation  of its net asset values that day unless the Manager determines that the event is likely to effect a material  change in the value of the  security.  The  Manager,  or an internal valuation committee  established by the Manager, as applicable,  may establish a valuation,  under  procedures  established  by  the  Board  and  subject  to the approval,  ratification  and  confirmation  by the  Board  at its  next  ensuing meeting.

     |X|  Securities  Valuation.  The Fund's Board of Trustees  has  established procedures  for  the  valuation  of the  Fund's  securities.  In  general  those procedures are as follows:

     o Long-term  debt  securities  having a remaining  maturity in excess of 60 days  are  valued  based  on the mean  between  the  "bid"  and  "asked"  prices determined  by a  portfolio  pricing  service  approved  by the Fund's  Board of
Trustees  or  obtained  by the  Manager  from two  active  market  makers in the security on the basis of reasonable inquiry.

     o The  following  securities  are valued at the mean  between the "bid" and
"asked" prices  determined by a pricing service  approved by the Fund's Board of
Trustees  or  obtained  by the  Manager  from two  active  market  makers in the security on the basis of reasonable inquiry:

(1)   debt instruments that have a maturity of more than 397 days when issued,

     (2) debt  instruments  that had a maturity  of 397 days or less when issued and have a remaining maturity of more than 60 days, and

     (3) non-money  market debt  instruments  that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.

     o The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:

     (1) money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining  maturity of 60 days or less, and

     (2) debt  instruments  held by a money  market  fund that have a  remaining maturity of 397 days or less.

     o Securities (including restricted securities) not having readily-available market  quotations  are  valued  at fair  value  determined  under  the  Board's procedures. If the Manager is unable to locate two market makers willing to give quotes,  a  security  may be priced at the mean  between  the "bid" and  "asked"
prices  provided by a single  active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

How to Sell Shares

     The  information  below  supplements the terms and conditions for redeeming shares set forth in the Prospectus.

     Sending  Redemption  Proceeds by Federal Funds Wire. The Federal Funds wire of redemption  proceeds may be delayed if the Fund's  custodian bank is not open for  business  on a day when the Fund would  normally  authorize  the wire to be made,  which is usually the Fund's  next  regular  business  day  following  the redemption.  In those circumstances,  the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed  shares  awaiting  transfer by Federal Funds wire.

     Reinvestment  Privilege.  Within six months of a redemption,  a shareholder may reinvest all or part of the redemption proceeds of:

     o Class A shares  purchased  subject to an initial  sales charge or Class A shares on which a contingent deferred sales charge was paid, or

     o Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

     The reinvestment may be made without sales charge only in Class A shares of the Fund if the reinvestment  occurs during the Post-Warranty  Period or, if the reinvestment  occurs during the Warranty Period, in any of the other Oppenheimer funds into which  shares of the Fund are  exchangeable  as  described in "How to
Exchange  Shares"  below.  Reinvestment  will be at the  net  asset  value  next
computed  after  the  Transfer  Agent  receives  the  reinvestment   order.  The
shareholder  must  ask the  Transfer  Agent  for that  privilege  at the time of reinvestment.  This privilege does not apply to Class C and Class N shares.  The
Fund may amend,  suspend or cease  offering this  reinvestment  privilege at any time as to shares  redeemed  after  the date of such  amendment,  suspension  or cessation.

     Any  capital  gain that was  realized  when the  shares  were  redeemed  is taxable,  and reinvestment  will not alter any capital gains tax payable on that gain.  If there has been a capital  loss on the  redemption,  some or all of the loss may not be tax  deductible,  depending  on the  timing  and  amount  of the reinvestment.  Under the Internal  Revenue Code, if the  redemption  proceeds of
Fund  shares on which a sales  charge was paid are  reinvested  in shares of the
Fund or another of the Oppenheimer  funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge  paid.  That would reduce the loss or increase the gain  recognized  from the  redemption.  However,  in that case the sales  charge  would  be  added  to the  basis  of the  shares  acquired  by the reinvestment of the redemption proceeds.

     Payments "In Kind." The Prospectus  states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine  that it would be detrimental to the best interests of the remaining  shareholders of the Fund to make payment of a redemption  order wholly or partly in cash. In that case, the Fund may pay the redemption  proceeds in whole or in part by a  distribution  "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

     The Fund has  elected to be  governed  by Rule 18f-1  under the  Investment
Company Act.  Under that rule,  the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any
90-day  period for any one  shareholder.  If shares are  redeemed  in kind,  the redeeming  shareholder  might  incur  brokerage  or other  costs in selling  the securities for cash. The Fund will value  securities  used to pay redemptions in kind  using the same  method  the Fund uses to value  its  portfolio  securities described  above  under  "Determination  of Net Asset  Values Per  Share."  That
valuation will be made as of the time the redemption price is determined.

     Involuntary  Redemptions.  The Fund's  Board of  Trustees  has the right to cause the  involuntary  redemption  of the  shares  held in any  account  if the aggregate  net asset  value of those  shares  is less  than $500 or such  lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an  account if the  aggregate  net asset  value of such  shares has fallen below the stated  minimum solely as a result of market  fluctuations.  If the Board exercises this right, it may also fix the  requirements for any notice to be given to the  shareholders in question (not less than 30 days).  The Board
may   alternatively  set  requirements  for  the  shareholder  to  increase  the investment,  or set other terms and  conditions  so that the shares would not be involuntarily redeemed.

     Transfers of Shares.  A transfer of shares to a different  registration  is not an event that triggers the payment of sales charges.  Therefore,  shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares. When shares  subject to a  contingent  deferred  sales  charge are  transferred,  the transferred shares will remain subject to the contingent  deferred sales charge.
It  will  be  calculated  as if the  transferee  shareholder  had  acquired  the transferred  shares in the same manner and at the same time as the  transferring shareholder.

     If less than all shares  held in an account are  transferred,  and some but not all shares in the account  would be subject to a contingent  deferred  sales charge if redeemed at the time of  transfer,  the  priorities  described  in the
Prospectus  under "How to Buy Shares" for the imposition of the Class B, Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

     Distributions  From  Retirement  Plans.  Requests  for  distributions  from
OppenheimerFunds-sponsored  IRAs,  SEP-IRAs,  SIMPLE IRAs,  403(b)(7)  custodial plans,  401(k) plans or pension or  profit-sharing  plans should be addressed to
"Trustee,  OppenheimerFunds  Retirement  Plans," c/o the  Transfer  Agent at its
address listed in "How to Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must:

(1)   state the reason for the distribution;

     (2) state the owner's  awareness of tax  penalties if the  distribution  is premature; and

     (3) conform to the requirements of the plan and the Fund's other redemption requirements.

     Participants     (other    than    self-employed    plan    sponsors)    in
OppenheimerFunds-sponsored  pension or  profit-sharing  plans with shares of the
Fund  held in the name of the plan or its  fiduciary  may not  directly  request redemption of their accounts.  The plan administrator or fiduciary must sign the request.

     Distributions  from pension and profit sharing plans are subject to special requirements  under the Internal Revenue Code and certain  documents  (available from the Transfer  Agent) must be completed and submitted to the Transfer  Agent before the  distribution  may be made.  Distributions  from retirement plans are subject to  withholding  requirements  under the Internal  Revenue Code, and IRS
Form W-4P  (available from the Transfer Agent) must be submitted to the Transfer
Agent with the distribution request, or the distribution may be delayed.  Unless
the   shareholder   has  provided  the  Transfer  Agent  with  a  certified  tax identification  number,  the Internal Revenue Code requires that tax be withheld from any distribution  even if the shareholder  elects not to have tax withheld.
The Fund,  the  Manager,  the  Distributor,  and the  Transfer  Agent  assume no responsibility to determine  whether a distribution  satisfies the conditions of applicable tax laws and will not be responsible  for any tax penalties  assessed in connection with a distribution.

     Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers  on behalf of their  customers.  Shareholders  should  contact  their broker or dealer to arrange this type of redemption.  The  repurchase  price per share will be the net asset value next computed after the  Distributor  receives an order placed by the dealer or broker.  However, if the Distributor receives a repurchase  order  from a dealer  or  broker  after  the  close of the NYSE on a regular  business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers  prior to the time the NYSE closes.  Normally,  the NYSE closes at 4:00 p.m., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 p.m.).

     Ordinarily,  for accounts redeemed by a broker-dealer under this procedure, payment  will be made  within  three  business  days after the shares  have been redeemed upon the Distributor's  receipt of the required redemption documents in proper  form.  The  signature(s)  of the  registered  owners  on the  redemption documents must be guaranteed as described in the Prospectus.

How to Exchange Shares

     As stated in the  Prospectus,  shares of a particular  class of Oppenheimer funds having more than one class of shares may be  exchanged  only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class  designation are deemed "Class A" shares for this purpose.  You can obtain a current list showing  which funds offer which classes of shares by calling the Distributor.

     o All of the  Oppenheimer  funds  currently  offer  Class  A, B, C, N and Y shares with the following exceptions:

   The following funds only offer Class A shares:
   Centennial California Tax Exempt Trust    Centennial New York Tax Exempt
                                             Trust
   Centennial Government Trust               Centennial Tax Exempt Trust
   Centennial Money Market Trust

   The following funds do not offer Class N shares:
   Limited Term New York Municipal Fund      Oppenheimer New Jersey Municipal Fund
   Oppenheimer AMT-Free Municipals           Oppenheimer Principal Protected Main
                                             Street Fund II
   Oppenheimer AMT-Free New York             Oppenheimer Pennsylvania Municipal
   Municipals                                Fund
   Oppenheimer California Municipal Fund     Oppenheimer Rochester National
                                             Municipals
   Oppenheimer International Value Fund      Oppenheimer Senior Floating Rate Fund
   Oppenheimer Limited Term California       Rochester Fund Municipals
   Municipal Fund
   Oppenheimer Limited Term Municipal
   Fund
   Oppenheimer Money Market Fund, Inc.

   The following funds do not offer Class Y shares:
   Limited Term New York Municipal Fund     Oppenheimer Limited Term California
                                            Municipal Fund
   Oppenheimer AMT-Free Municipals          Oppenheimer Limited Term Municipal Fund
   Oppenheimer AMT-Free New York Municipals Oppenheimer New Jersey Municipal Fund
   Oppenheimer Balanced Fund                Oppenheimer Pennsylvania Municipal Fund
   Oppenheimer California Municipal Fund    Oppenheimer Principal Protected Main
                                            Street Fund
   Oppenheimer Capital Income Fund          Oppenheimer Principal Protected Main
                                            Street Fund II
   Oppenheimer Cash Reserves                Oppenheimer Principal Protected Main
                                            Street Fund III
   Oppenheimer Champion Income Fund         Oppenheimer Quest Capital Value Fund,
                                            Inc.
   Oppenheimer Convertible Securities Fund  Oppenheimer Quest International Value
                                            Fund, Inc.
   Oppenheimer Disciplined Allocation Fund  Oppenheimer Rochester National Municipals
   Oppenheimer Dividend Growth Fund         Oppenheimer Total Return Bond Fund
   Oppenheimer Gold & Special Minerals Fund

     o  Oppenheimer  Money  Market  Fund,  Inc.  only offers Class A and Class Y shares.

 o Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other  fund.

o Class B and  Class C shares  of  Oppenheimer  Cash
Reserves are generally  available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.

     o  Class  M  shares  of  Oppenheimer  Convertible  Securities  Fund  may be
exchanged only for Class A shares of other  Oppenheimer  funds.  They may not be acquired  by  exchange  of shares of any  class of any other  Oppenheimer  funds except Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash
Reserves acquired by exchange of Class M shares.

     o Class A shares of  Oppenheimer  fundsmay be  exchanged at net asset value for shares of any money  market fund offered by the  Distributor.  Shares of any money market fund  purchased  without a sales charge may be exchanged for shares of  Oppenheimer  funds  offered  with a sales  charge upon  payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.

     o Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other  Oppenheimer  funds or from any unit investment  trust for which  reinvestment  arrangements  have been made  with the  Distributor  may be exchanged at net asset value for shares of any of the Oppenheimer funds.

o Shares of Oppenheimer  Principal Protected Main Street Fund
may be exchanged at net asset value for shares of any of the Oppenheimer  funds.
However,  shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund until after the  expiration  of the  warranty  period  (8/5/2010).

     o Shares  of  OppenheimerPrincipal  Protected  Main  Street  Fund II may be
exchanged  at net  asset  value  for  shares  of any of the  Oppenheimer  funds.
However,  shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of  Oppenheimer  Principal  Protected Main Street Fund II until after the expiration of the warranty period (3/3/2011).

     o Shares of  Oppenheimer  Principal  Protected  Main Street Fund III may be
exchanged  at net  asset  value  for  shares  of any of the  Oppenheimer  funds.
However,  shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer  Principal  Protected Main Street Fund III until after the expiration of the warranty period (12/16/2011).

     The Fund may amend,  suspend or  terminate  the  exchange  privilege at any time.  Although the Fund may impose these  changes at any time,  it will provide you with notice of those changes  whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially  amending or  terminating  the exchange  privilege.  That 60 day notice is not required in extraordinary circumstances.

     |X| How Exchanges Affect Contingent  Deferred Sales Charges.  No contingent deferred  sales charge is imposed on exchanges of shares of any class  purchased subject to a contingent deferred sales charge, with the following exceptions:

     o When  Class A  shares  of any  Oppenheimer  fund  (other  than  Rochester
National Municipals and Rochester Fund Municipals) acquired by exchange of Class
A shares of any  Oppenheimer  fund  purchased  subject  to a Class A  contingent deferred sales charge are redeemed  within 18 months measured from the beginning of the calendar month of the initial  purchase of the exchanged  Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

     o When Class A shares of Rochester  National  Municipals and Rochester Fund
Municipals  acquired  by  exchange  of Class A shares  of any  Oppenheimer  fund purchased  subject to a Class A  contingent  deferred  sales charge are redeemed within 24 months of the beginning of the calendar month of the initial  purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

     o If any Class A shares of another  Oppenheimer fund that are exchanged for
Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class
A contingent  deferred sales charge of the other Oppenheimer fund at the time of exchange,  the holding period for that Class A contingent  deferred sales charge will carry over to the Class A shares of Oppenheimer  Senior  Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate
Fund acquired in that  exchange will be subject to the Class A Early  Withdrawal
Charge of Oppenheimer  Senior Floating Rate Fund if they are repurchased  before the expiration of the holding period.

     o When Class A shares of Oppenheimer  Cash Reserves and  Oppenheimer  Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased  subject to a Class A  contingent  deferred  sales charge are redeemed within  the Class A  holding  period of the fund  from  which  the  shares  were exchanged,  the Class A contingent  deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

     o Except  with  respect  to the  Class B shares  described  in the next two paragraphs,  the  contingent  deferred sales charge is imposed on Class B shares acquired  by  exchange  if they are  redeemed  within  six years of the  initial purchase of the exchanged Class B shares.

     o With respect to Class B shares of  Oppenheimer  Limited  Term  California
Municipal Fund,  Oppenheimer  Limited-Term  Government Fund, Oppenheimer Limited
Term Municipal Fund, Limited Term New York Municipal Fund and Oppenheimer Senior
Floating Rate Fund,  the Class B contingent  deferred sales charge is imposed on the  acquired  shares if they are  redeemed  within  five  years of the  initial purchase of the exchanged Class B shares.

     o With respect to Class B shares of  Oppenheimer  Cash  Reserves  that were acquired  through the  exchange  of Class B shares  initially  purchased  in the
Oppenheimer  Capital  Preservation  Fund, the Class B contingent  deferred sales charge is imposed on the acquired  shares if they are redeemed within five years of that initial purchase.

     o With  respect to Class C shares,  the Class C contingent  deferred  sales charge is imposed on Class C shares  acquired by  exchange if they are  redeemed within 12 months of the initial purchase of the exchanged Class C shares.

     o With respect to Class N shares,  a 1%  contingent  deferred  sales charge will be imposed if the retirement  plan (not including IRAs and 403(b) plans) is terminated  or Class N shares  of all  Oppenheimer  funds are  terminated  as an investment  option of the plan and Class N shares are redeemed  within 18 months after the plan's  first  purchase of Class N shares of any  Oppenheimer  fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed  within 18 months of the plan's first purchase of Class N shares of any
Oppenheimer fund.

     o When  Class B,  Class C or Class N  shares  are  redeemed  to  effect  an exchange,  the priorities described in "How To Buy Shares" in the Prospectus for the  imposition  of the Class B, Class C or Class N  contingent  deferred  sales charge  will be  followed  in  determining  the  order in which the  shares  are exchanged.  Before exchanging shares,  shareholders should take into account how the  exchange  may affect any  contingent  deferred  sales  charge that might be imposed in the subsequent redemption of remaining shares.

     Shareholders  owning shares of more than one class must specify which class of shares they wish to exchange.

     |X| Limits on Multiple  Exchange  Orders.  The Fund  reserves  the right to reject  telephone or written  exchange  requests  submitted in bulk by anyone on behalf of more than one account.

     |X| Telephone  Exchange  Requests.  When exchanging shares by telephone,  a shareholder  must have an existing  account in the fund to which the exchange is to be made.  Otherwise,  the  investors  must obtain a  prospectus  of that fund before the exchange  request may be submitted.  If all telephone  lines are busy
(which  might  occur,  for  example,   during  periods  of  substantial   market
fluctuations),  shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

     Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the Transfer Agent receives an exchange  request in proper form (the "Redemption  Date").  Normally,  shares of the fund to be acquired are purchased on the  Redemption  Date,  but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption  proceeds.  The Fund reserves the right, in its discretion,  to refuse any exchange request that may disadvantage it. For example,  if the  receipt of  multiple  exchange  requests  from a dealer  might require the  disposition  of portfolio  securities  at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

     When you exchange some or all of your shares from one fund to another,  any special  account  feature such as an Asset Builder Plan or Automatic  Withdrawal
Plan,  will be switched  to the new fund  account  unless you tell the  Transfer
Agent not to do so. However,  special  redemption and exchange  features such as
Automatic Exchange Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

     In connection with any exchange request, the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include  shares  subject  to a  restriction  cited  in the  Prospectus  or  this
Statement of Additional Information,  or would include shares covered by a share certificate  that is not  tendered  with the request.  In those cases,  only the shares available for exchange without restriction will be exchanged.

     The different  Oppenheimer  funds  available  for exchange  have  different investment objectives,  policies and risks. A shareholder should assure that the fund selected is  appropriate  for his or her  investment and should be aware of the tax  consequences  of an  exchange.  For  federal  income tax  purposes,  an exchange  transaction  is  treated as a  redemption  of shares of one fund and a purchase of shares of another.  "Reinvestment  Privilege," above, discusses some of the tax  consequences of  reinvestment of redemption  proceeds in such cases.
The  Fund,  the  Distributor,  and the  Transfer  Agent are  unable  to  provide investment,  tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

     Dividends and Distributions.  The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains.  The dividends and  distributions  paid by a class of shares will vary from time to time depending on market  conditions,  the  composition of the
Fund's portfolio, and expenses borne by the Fund or borne separately by a class.
Dividends are  calculated in the same manner,  at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares  are  expected  to be lower  than  dividends  on Class A shares.  That is because of the effect of the  asset-based  sales  charge on Class B, Class C and
Class N shares.  Those  dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

     Dividends,  distributions  and  proceeds of the  redemption  of Fund shares represented  by checks  returned to the Transfer  Agent by the Postal Service as undeliverable  will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment  will be made as  promptly  as  possible  after the  return of such checks  to the  Transfer  Agent,  to  enable  the  investor  to earn a return on otherwise  idle funds.  Unclaimed  accounts may be subject to state  escheatment laws, and the Fund and the Transfer Agent will not be liable to  shareholders or their representatives for compliance with those laws in good faith.

     Tax  Status of the  Fund's  Dividends,  Distributions  and  Redemptions  of
Shares.  The federal tax  treatment of the Fund's  dividends  and capital  gains distributions is briefly highlighted in the Prospectus.  The following is only a summary of certain  additional tax considerations  generally  affecting the Fund and its shareholders.

     The tax  discussion  in the  Prospectus  and this  Statement of  Additional
Information is based on tax law in effect on the date of the Prospectus and this
Statement of Additional  Information.  Those laws and regulations may be changed by legislative,  judicial, or administrative action,  sometimes with retroactive effect.  State and local tax treatment of ordinary income  dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below.  Potential purchasers of shares of the Fund are urged to consult their tax advisers  with specific  reference to their own tax  circumstances as well as the  consequences of federal,  state and local tax rules affecting an investment in the Fund.

     Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated  investment  company  under  Subchapter  M of the  Internal
Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal  income tax on the portion of its net  investment  income
(that is, taxable interest, dividends, and other taxable ordinary income, net of expenses)  and  capital  gain net income  (that is, the excess of net  long-term capital  gains  over net  short-term  capital  losses)  that it  distributes  to shareholders.  That qualification  enables the Fund to "pass through" its income and realized  capital gains to  shareholders  without having to pay tax on them.
This avoids a "double tax" on that income and capital gains,  since shareholders normally  will be taxed on the dividends and capital gains they receive from the
Fund  (unless  their  Fund  shares  are  held  in a  retirement  account  or the shareholder is otherwise exempt from tax).

     The Internal  Revenue Code contains a number of complex  tests  relating to qualification  that the Fund might not meet in a particular  year. If it did not qualify as a  regulated  investment  company,  the Fund would be treated for tax purposes as an  ordinary  corporation  and would  receive no tax  deduction  for payments made to shareholders.

     To qualify as a regulated  investment company,  the Fund must distribute at least 90% of its investment  company  taxable  income (in brief,  net investment income and the excess of net short-term  capital gain over net long-term capital
loss)  for  the  taxable  year.  The  Fund  must  also  satisfy   certain  other
requirements of the Internal  Revenue Code,  some of which are described  below.
Distributions  by the Fund made  during the  taxable  year or,  under  specified circumstances,  within 12 months  after the close of the taxable  year,  will be considered  distributions  of income  and gains  for the  taxable  year and will therefore count toward satisfaction of the above-mentioned requirement.

     To qualify as a regulated investment company, the Fund must derive at least
90% of its gross income from dividends,  interest, certain payments with respect to  securities  loans,  gains  from the sale or  other  disposition  of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

     In addition to satisfying the  requirements  described above, the Fund must satisfy  an  asset  diversification  test in  order to  qualify  as a  regulated investment company.  Under that test, at the close of each quarter of the Fund's taxable  year,  at least 50% of the value of the Fund's  assets must  consist of cash  and  cash  items  (including  receivables),  U.S.  government  securities, securities of other  regulated  investment  companies,  and  securities of other issuers. As to each of those issuers,  the Fund must not have invested more than
5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the  outstanding  voting  securities  of each such  issuer.  No more than 25% of the  value of its  total  assets  may be invested  in the  securities  of any one  issuer  (other  than  U.S.  government securities and securities of other regulated investment companies), or in two or more  issuers  which the Fund  controls  and which  are  engaged  in the same or similar trades or businesses.  For purposes of this test,  obligations issued or guaranteed by certain agencies or  instrumentalities  of the U.S. government are treated as U.S. government securities.

     Excise Tax on Regulated  Investment  Companies.  Under the Internal Revenue
Code,  by December  31 each year,  the Fund must  distribute  98% of its taxable investment income earned from January 1 through December 31 of that year and 98%
of its capital  gains  realized in the period from  November 1 of the prior year through  October 31 of the current  year.  If it does not,  the Fund must pay an excise tax on the amounts not distributed.  It is presently anticipated that the
Fund  will  meet  those  requirements.  To meet  this  requirement,  in  certain circumstances the Fund might be required to liquidate  portfolio  investments to make sufficient distributions to avoid excise tax liability.  However, the Board of Trustees and the Manager might  determine in a particular  year that it would be in the  best  interests  of  shareholders  for  the  Fund  not to  make  such distributions  at  the  required  levels  and  to  pay  the  excise  tax  on the undistributed  amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.

     Taxation  of  Fund   Distributions.   The  Fund  anticipates   distributing
substantially  all of its  investment  company  taxable  income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

     Special  provisions of the Internal  Revenue Code govern the eligibility of
the  Fund's  dividends  for  the  dividends-received   deduction  for  corporate
shareholders.  Long-term  capital gains  distributions  are not eligible for the deduction.  The amount of  dividends  paid by the Fund that may  qualify for the deduction is limited to the aggregate  amount of qualifying  dividends  that the
Fund derives  from  portfolio  investments  that the Fund has held for a minimum period,  usually 46 days. A corporate  shareholder  will not be eligible for the deduction  on  dividends  paid on Fund shares  held for 45 days or less.  To the extent the Fund's  dividends are derived from gross income from option premiums, interest  income or  short-term  gains from the sale of  securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

     The Fund may either retain or distribute  to  shareholders  its net capital gain for each taxable year.  The Fund  currently  intends to distribute any such amounts.  If net long term capital  gains are  distributed  and  designated as a capital gain  distribution,  it will be taxable to  shareholders  as a long-term capital gain and will be properly  identified in reports sent to shareholders in
January  of each  year.  Such  treatment  will  apply  no  matter  how  long the shareholder  has held his or her shares or whether that gain was  recognized  by the Fund before the shareholder acquired his or her shares.

     If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information  regarding their pro rata share of the gain and tax paid. As a result,  each  shareholder  will be required to report his or her pro rata  share of such gain on their tax return as  long-term  capital  gain,  will receive a  refundable  tax credit for  his/her pro rata share of tax paid by the
Fund on the gain,  and will  increase  the tax basis  for  his/her  shares by an amount equal to the deemed distribution less the tax credit.

     Investment  income  that may be received  by the Fund from  sources  within foreign  countries may be subject to foreign taxes  withheld at the source.  The
United  States has entered into tax treaties with many foreign  countries  which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

     Distributions by the Fund that do not constitute  ordinary income dividends or  capital  gain  distributions  will be  treated as a return of capital to the extent  of the  shareholder's  tax basis in their  shares.  Any  excess  will be treated as gain from the sale of those shares, as discussed below.  Shareholders will be advised  annually  as to the U.S.  federal  income tax  consequences  of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be  re-characterized  as a non-taxable return of capital at the end of the  fiscal  year as a result  of the  effect  of the  Fund's  investment policies, they will be identified as such in notices sent to shareholders.

     Distributions  by the Fund will be treated in the  manner  described  above regardless  of  whether  the  distributions  are paid in cash or  reinvested  in additional  shares of the Fund (or of another  fund).  Shareholders  receiving a distribution  in the form of  additional  shares will be treated as  receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     The Fund will be  required  in certain  cases to  withhold  28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of  shares,  paid to any  shareholder  (1) who has  failed to  provide a correct taxpayer identification number or to properly certify that number when required,
(2) who is subject to backup  withholding  for  failure to report the receipt of interest or dividend  income  properly,  or (3) who has failed to certify to the
Fund that the shareholder is not subject to backup  withholding or is an "exempt recipient" (such as a corporation).  Any tax withheld by the Fund is remitted by the Fund to the U.S.  Treasury and all income and any tax withheld is identified in reports  mailed to  shareholders  in January of each year with a copy sent to the IRS.

Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.  All or a portion of any loss  recognized in that manner may be disallowed if the  shareholder  purchases  other shares of the Fund within 30 days
before or after the redemption.

     In general,  any gain or loss arising from the  redemption of shares of the
Fund will be  considered  capital  gain or loss,  if the  shares  were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term  capital  loss to the extent of the amount of capital gain dividends  received on those shares.
Special holding period rules under the Internal  Revenue Code apply in this case to  determine  the  holding  period  of  shares  and  there  are  limits  on the deductibility of capital losses in any year.

     Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a  foreign  person  (to  include,  but  not  limited  to,  a  nonresident  alien individual,  a foreign  trust, a foreign  estate,  a foreign  corporation,  or a foreign  partnership)  primarily  depends on whether the foreign person's income from the Fund is  effectively  connected  with the  conduct  of a U.S.  trade or business.  Typically,  ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

     Ordinary  income  dividends  that are paid by the Fund (and are  deemed not
"effectively connected income") to foreign persons will be subject to a U.S. tax withheld  by the Fund at a rate of 30%,  provided  the Fund  obtains a  properly completed and signed  Certificate of Foreign Status. The tax rate may be reduced if the  foreign  person's  country of  residence  has a tax treaty with the U.S.
allowing for a reduced tax rate on ordinary  income  dividends paid by the Fund.
Any tax  withheld by the Fund is remitted by the Fund to the U.S.  Treasury  and all income and any tax withheld is identified in reports mailed to  shareholders in March of each year with a copy sent to the IRS.

     If the ordinary income  dividends from the Fund are  effectively  connected with the conduct of a U.S. trade or business,  then the foreign person may claim an  exemption  from the U.S.  tax  described  above  provided the Fund obtains a properly  completed and signed  Certificate  of Foreign  Status.  If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income  dividends, capital gains  distributions and the proceeds of the redemption of shares,  paid to any foreign  person.  Any tax withheld by the Fund is remitted by the Fund to the U.S.  Treasury and all income and any tax withheld is  identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

     The tax  consequences to foreign persons  entitled to claim the benefits of an applicable tax treaty may be different from those described  herein.  Foreign shareholders  are urged to consult  their own tax advisors or the U.S.  Internal
Revenue  Service with respect to the particular tax  consequences  to them of an investment in the Fund,  including  the  applicability  of the U.S.  withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.  However, such reinvestment will not be protected by the Financial
Warranty and will result in a reduction of the shareholder's Warranty Amount. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.
Dividends and/or distributions from shares of certain other Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares were sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes  shares of the other Oppenheimer  funds and is  sub-distributor for funds managed
by a subsidiary of the Manager.

     The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent,
is a division of the  Manager.  It is  responsible  for  maintaining  the Fund's
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends  and  distributions  to  shareholders.  It  also  handles  shareholder servicing and administrative  functions.  It serves as the Transfer Agent for an annual per account  fee.  It also acts as  shareholder  servicing  agent for the other  Oppenheimer  funds.  Shareholders  should  direct  inquiries  about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

     The Warranty  Provider.  Merrill  Lynch Bank USA,  located at 15 West South
Temple  Square,  Suite 300 Salt Lake City,  Utah  84101,  has  entered  into the
Warranty  Agreement  with the Fund.  Merrill  Lynch  Bank USA is a  wholly-owned subsidiary of Merrill Lynch & Co., Inc. and its principal  business is to engage in banking  activities.  The 2003 audited financial  statements of Merrill Lynch
Bank  USA and its  March  25,  2004 and June 25,  2004 and  September  24,  2004
quarterly unaudited  financial  statements are incorporated herein by reference.
You may request a copy of the Merrill Lynch Bank USA financial statements,  free of charge,  by calling the Transfer Agent at the toll-free  number listed on the back cover of this Statement of Additional Information.

     The  Custodian.  JPMorgan Chase Bank is the custodian of the Fund's assets.
The custodian's responsibilities include safeguarding and controlling the Fund's portfolio  securities  and handling the delivery of such  securities to and from the Fund.  It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its  affiliates.  The Fund's cash  balances  with the custodian in excess of
$100,000  are not  protected  by  federal  deposit  insurance.  Those  uninsured balances at times may be substantial.

     Independent Registered Public Accounting Firm. Deloitte & Touche LLP serves as the independent  registered public  accounting firm for the Fund.  Deloitte &
Touche LLP audits the Fund's  financial  statements  and performs  other related audit services.  Deloitte & Touche LLP also acts as the  independent  registered public  accounting  firm for certain  other funds advised by the Manager and its affiliates.  Audit and non-audit  services  provided by Deloitte & Touche LLP to the Fund must be pre-approved by the Audit Committee.  Deloitte & Touche LLP are the independent auditors of MLBUSA

     Financial Statements.  The audited financial statements for the Oppenheimer
Main Street Fund (the  "Underlying  Fund") are incorporated in this Statement of
Additional  Information  by reference to the  August 31,  2004 annual  report to shareholders  of the  Underlying  Fund.  You may  request a copy of that  annual report at no charge by calling the toll-free  number listed on the back cover of this  Statement of Additional  Information  during normal  business hours on any business day.

     The financial  statements for the Fund from inception (May 31, 2003) to the
Fund's fiscal year ended August 31, 2004 follow.

AUGUST 31, 2004

--------------------------------------------------------------------------------
         Oppenheimer                                               Management
         PRINCIPAL PROTECTED                                      Commentaries
         MAIN STREET FUND(R)                                          and
                                                                  Annual Report
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Principal Protected Main Street Fund, a series of Oppenheimer
Principal Protected Trust, including the statement of investments, as of August
31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from
June 2, 2003 (commencement of operations) to August 31, 2003, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Principal Protected Main Street Fund as of August 31, 2004, the
results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from June 2, 2003 (commencement of operations) to August 31, 2003, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the
United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
October 14, 2004

STATEMENT OF INVESTMENTS  August 31, 2004
--------------------------------------------------------------------------------

                                                                                                     VALUE
                                                                                   SHARES       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES EQUITY FUNDS--68.9%
-----------------------------------------------------------------------------------------------------------

Oppenheimer Main Street Fund, Cl. Y (Cost $150,746,534)                         5,250,414    $ 172,896,134

                                                                                PRINCIPAL
                                                                                   AMOUNT
-----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--30.8%
-----------------------------------------------------------------------------------------------------------

U.S. Treasury Bonds, STRIPS, 3.98%, 5/15/101 (Cost $75,889,451)               $95,006,000       77,290,041

-----------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.7%
-----------------------------------------------------------------------------------------------------------
Undivided interest of 0.22% in joint repurchase agreement (Principal
Amount/Value $806,836,000, with a maturity value of $806,870,963) with
UBS Warburg LLC, 1.56%, dated 8/31/04, to be repurchased at $1,774,077 on 9/1/04, collateralized by Federal National Mortgage Assn., 5%, 3/1/34,
with a value of $824,829,716 (Cost $1,774,000)                                  1,774,000        1,774,000

-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $228,409,985)                                     100.4%     251,960,175
-----------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                (0.4)      (1,033,055)
                                                                              -----------------------------
NET ASSETS                                                                          100.0%   $ 250,927,120
                                                                              =============================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Zero coupon bond reflects effective yield on the date of purchase.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              20 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2004
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------
Investments, at value (cost $228,409,985)--see accompanying statement of investments   $251,960,175
----------------------------------------------------------------------------------------------------
Cash                                                                                         95,975
----------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                         77
Other                                                                                         2,604
                                                                                       -------------
Total assets                                                                            252,058,831

----------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                      675,039
Warranty agreement fees                                                                     255,283
Distribution and service plan fees                                                          107,098
Shareholder communications                                                                   20,645
Transfer and shareholder
servicing agent fees                                                                         17,239
Trustees' compensation                                                                        3,051
Other                                                                                        53,356
                                                                                       -------------
Total liabilities                                                                         1,131,711

----------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $250,927,120
                                                                                       =============

----------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                             $     23,151
----------------------------------------------------------------------------------------------------
Additional paid-in capital                                                              228,087,413
----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                            (128,418)
----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                               (605,216)
----------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                               23,550,190
                                                                                       -------------
NET ASSETS                                                                             $250,927,120
                                                                                       =============

              21 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets of $71,666,212 and
6,588,498 shares of beneficial interest outstanding)                                              $10.88
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)   $11.54
--------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $122,411,020 and 11,311,623 shares
of beneficial interest outstanding)                                                               $10.82
--------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $51,740,581 and 4,780,860 shares of
beneficial interest outstanding)                                                                  $10.82
--------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $5,109,307 and 470,272 shares of
beneficial interest outstanding)                                                                  $10.86

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              22 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

STATEMENT OF OPERATIONS  For the Year Ended August 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $  2,546,751
--------------------------------------------------------------------------------
Dividends                                                             1,919,549
                                                                   -------------
Total investment income                                               4,466,300

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                         426,546
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 196,857
Class B                                                               1,272,440
Class C                                                                 595,085
Class N                                                                  27,065
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                  54,306
Class B                                                                 104,306
Class C                                                                  39,532
Class N                                                                   1,019
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  18,029
Class B                                                                  27,058
Class C                                                                  11,050
Class N                                                                     582
--------------------------------------------------------------------------------
Warranty agreement fees                                               1,625,565
--------------------------------------------------------------------------------
Trustees' compensation                                                    9,273
--------------------------------------------------------------------------------
Custodian fees and expenses                                               7,918
--------------------------------------------------------------------------------
Other                                                                    79,888
                                                                   -------------
Total expenses                                                        4,496,519
Less reduction to custodian expenses                                       (448)
Less payments and waivers of expenses                                  (328,320)
                                                                   -------------
Net expenses                                                          4,167,751

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   298,549

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investments                                        733,006
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                 16,062,701

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 17,094,256
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              23 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED AUGUST 31,                                                  2004           2003 1
---------------------------------------------------------------------------------------------

OPERATIONS
---------------------------------------------------------------------------------------------
Net investment income (loss)                                  $     298,549    $     (13,537)
---------------------------------------------------------------------------------------------
Net realized gain (loss)                                            733,006          (32,352)
---------------------------------------------------------------------------------------------
Net change in unrealized appreciation                            16,062,701        7,487,489
                                                              -------------------------------
Net increase in net assets resulting from operations             17,094,256        7,441,600

---------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                            (483,371)              --
Class B                                                            (459,193)              --
Class C                                                            (225,058)              --
Class N                                                             (28,161)              --
---------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                            (132,440)              --
Class B                                                            (206,129)              --
Class C                                                             (99,883)              --
Class N                                                              (9,001)              --
---------------------------------------------------------------------------------------------
Tax return of capital distribution:
Class A                                                            (138,125)              --
Class B                                                            (223,202)              --
Class C                                                            (104,341)              --
Class N                                                              (9,493)              --

---------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                         (11,842,886)      76,527,144
Class B                                                          (7,092,628)     119,572,316
Class C                                                         (11,893,836)      58,607,625
Class N                                                            (647,857)       5,279,783

---------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------
Total increase (decrease)                                       (16,501,348)     267,428,468
---------------------------------------------------------------------------------------------
Beginning of period                                             267,428,468               --
                                                              -------------------------------
End of period (including accumulated net investment loss of
$128,418 and $82,173, respectively)                           $ 250,927,120    $ 267,428,468
                                                              ===============================

1. For the period from June 2, 2003 (commencement of operations) to August 31,
2003.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              24 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                       CLASS A                     CLASS B
YEAR ENDED AUGUST 31,                                       2004        2003 1          2004        2003 1
-------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $  10.28      $  10.00      $  10.28      $  10.00
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment gain (loss)                                   .07            -- 2        (.02)           -- 2
Net realized and unrealized gain                             .64           .28           .63           .28
                                                        -----------------------------------------------------
Total from investment operations                             .71           .28           .61           .28
-------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.07)           --          (.03)           --
Dividends from net realized gain                            (.02)           --          (.02)           --
Tax return of capital distribution                          (.02)           --          (.02)           --
                                                        -----------------------------------------------------
Total dividends and/or distributions to shareholders        (.11)           --          (.07)           --
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $  10.88      $  10.28      $  10.82      $  10.28
                                                        =====================================================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                          6.87%         2.80%         5.94%         2.80%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $ 71,666      $ 78,758      $122,411      $122,968
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $ 78,668      $ 39,416      $127,128      $ 64,461
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                0.65%         0.35%        (0.14)%       (0.20)%
Total expenses                                              1.14% 5       1.13% 5       1.89% 6       1.88% 6
Less reimbursement of management fees during
offering period                                               --         (0.32)%          --         (0.32)%
Less reimbursement to maintain yield                          --            --            --         (0.31)%
Payments and waivers and reduction
to custodian expenses                                      (0.12)%          --         (0.12)%          --
                                                        -----------------------------------------------------
Net expenses                                                1.02%         0.81% 7       1.77%         1.25% 7
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      179%           12%          179%           12%

1. For the period from June 2, 2003 (commencement of operations) to August 31,
2003.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Expenses paid including all underlying fund expenses were 1.60% and 1.38% for
August 31, 2004 and 2003, respectively.

6. Expenses paid including all underlying fund expenses were 2.35% and 2.13% for
August 31, 2004 and 2003, respectively.

7. For this period reduction to custodian expenses was zero.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              25 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                                       CLASS C                     CLASS N
YEAR ENDED AUGUST 31,                                       2004        2003 1          2004        2003 1
-------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $  10.28      $  10.00      $  10.28      $  10.00
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment gain (loss)                                  (.02)           -- 2         .05            -- 2
Net realized and unrealized gain                             .64           .28           .63           .28
                                                        -----------------------------------------------------
Total from investment operations                             .62           .28           .68           .28
-------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.04)           --          (.06)           --
Dividends from net realized gain                            (.02)           --          (.02)           --
Tax return of capital distribution                          (.02)           --          (.02)           --
                                                        -----------------------------------------------------
Total dividends and/or distributions to shareholders        (.08)           --          (.10)           --
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $  10.82      $  10.28      $  10.86      $  10.28
                                                        =====================================================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                          5.95%         2.80%         6.55%         2.80%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $ 51,741      $ 60,271      $  5,109      $  5,432
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $ 59,429      $ 31,946      $  5,408      $  3,713
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                               (0.10)%       (0.20)%        0.46%         0.06%
Total expenses                                              1.88% 5       1.88% 5       1.34% 6       1.38% 6
Less reimbursement of management fees during
offering period                                               --         (0.32)%          --         (0.32)%
Less reimbursement to maintain yield                          --         (0.32)%          --            --
Payments and waivers and reduction
to custodian expenses                                      (0.12)%          --         (0.12)%          --
                                                        -----------------------------------------------------
Net expenses                                                1.76%         1.24% 7       1.22%         1.06% 7
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      179%           12%          179%           12%

1. For the period from June 2, 2003 (commencement of operations) to August 31,
2003.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Expenses paid including all underlying fund expenses were 2.34% and 2.13% for
August 31, 2004 and 2003, respectively.

6. Expenses paid including all underlying fund expenses were 1.80% and 1.63% for
August 31, 2004 and 2003, respectively.

7. For this period reduction to custodian expenses was zero.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              26 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Principal Protected Main Street Fund (the Fund), a series of
Oppenheimer Principal Protected Trust, is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company.
The Fund seeks capital preservation in order to have a net asset value on the
Maturity Date at least equal to your original investment (the Warranty Amount)
(net of any sales charges and less your share of extraordinary expenses and the proportional reduction of dividends paid in cash and redemption of the Fund shares). The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      Shares of the Fund were offered during the Offering Period (May 30, 2003 to July 31, 2003). Shares are not offered during the Warranty Period (August 5,
2003 to August 5, 2010) to the Maturity Date (August 5, 2010) except in connection with reinvestment of dividends and distributions. During the Warranty
Period, the Fund will seek capital preservation, and secondarily high total return by allocating its assets between Oppenheimer Main Street Fund and certain
U.S. government securities.

      The Fund offered Class A, Class B, Class C and Class N shares. Class A shares were sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares were sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares were sold only through retirement plans.
Retirement plans that offer Class N shares may impose charges on those accounts.
All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans.
Class B shares will automatically convert to Class A shares 88 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
WARRANTY AGREEMENT. The Fund has entered into a Financial Warranty Agreement with Merrill Lynch Bank USA (the Warranty Provider) to ensure that on the
Maturity Date each shareholder's account will be no less than the value of that shareholder's account on the second business day after the end of the Offering
Period. This value will include net income, if any, earned by the Fund during the offering period and reduced by adjustments permitted under the Warranty
Agreement, sales charges, applicable share of extraordinary expenses and proportionately reduced for dividends and distributions paid in cash and redemptions of Fund shares. To avoid a reduced warranty amount, shareholders must reinvest all dividends and distributions received from the Fund to purchase additional shares of the Fund and must not redeem any shares of the Fund during the Warranty Period. If the value of the Fund's assets on the Maturity Date is insufficient to result in the value of each shareholder's account being at least equal to

              27 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

the shareholder's Warranty Amount, the Warranty Provider will pay the Fund an amount equal to the excess of his or her warranty amount over his or her account value.

      The Financial Warranty is solely the obligation of the Warranty Provider.
It is possible that the financial position of the Warranty Provider may deteriorate and it would be unable to satisfy its obligations under the
Financial Warranty. The Fund's assets and the obligations of the Warranty
Provider under the Warranty Agreement are not guaranteed by Merrill Lynch & Co.,
Inc. (the Warranty Provider's parent company), the United States Government, the
Manager, or any other entity or person. The Warranty Agreement requires the
Manager, on behalf of the Fund, to comply with certain agreed upon investment parameters in an attempt to limit the Fund's risk. If the Manager fails to comply with the agreed-upon investment parameters or otherwise fails to comply with certain requirements set forth in the Warranty Agreement, the Warranty
Provider may terminate its Financial Warranty in certain limited circumstances.
The Warranty Provider may monitor the Fund's compliance with the Warranty
Agreement solely to protect the interests of the Warranty Provider and not the
Fund's shareholders.

      The fee paid to the Warranty Provider is an annual fee of 0.60% of the average daily net assets of the Fund. If the Fund is required to make a complete and irreversible allocation of its assets to the debt portfolio, the Warranty
Fee will thereafter be reduced to 0.35% of the average daily net assets of the
Fund. For the year ended August 31, 2004, the amount paid for Warranty Agreement fees was $1,487,749.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The allocation of the Fund's assets between the debt portfolio and the equity portfolio will vary over time based upon the Warranty
Formula. The formula is intended to allow the Fund to have a net asset value on the Maturity Date at least equal to the Warranty Amount.

      During the Warranty Period, the Fund will invest a portion of its assets, and in certain circumstances, the Fund may invest all of its assets, in U.S.
government securities having maturities approximately equal to the period remaining in the Warranty Period. Long-term debt securities having a remaining maturity in excess of 60 days will be valued at the mean between the "bid" and
"asked" prices. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees.
Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

      The Fund invests the equity portfolio in Class Y shares of Oppenheimer
Main Street Fund (the Underlying Fund). The net asset value of the Underlying
Fund is determined as of the close of The New York Stock Exchange (the
Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the

              28 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements.
Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                              NET UNREALIZED
                                                                APPRECIATION
                                                            BASED ON COST OF
                                                              SECURITIES AND
      UNDISTRIBUTED       UNDISTRIBUTED    ACCUMULATED     OTHER INVESTMENTS
      NET INVESTMENT          LONG-TERM           LOSS    FOR FEDERAL INCOME
      INCOME                       GAIN   CARRYFORWARD          TAX PURPOSES
      ----------------------------------------------------------------------
      $--                           $--            $--           $22,944,974

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for August 31, 2004. Net assets of the
Fund were unaffected by the reclassifications.

                                                         REDUCTION TO
                                  REDUCTION TO        ACCUMULATED NET
        REDUCTION TO           ACCUMULATED NET          REALIZED GAIN
        PAID-IN CAPITAL        INVESTMENT LOSS         ON INVESTMENTS
        -------------------------------------------------------------
        $474,607                    $1,326,150               $851,543

              29 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax character of distributions paid during the years ended August 31, 2004 and August 31, 2003 was as follows:

                                             YEAR ENDED        PERIOD ENDED
                                        AUGUST 31, 2004   AUGUST 31, 2003 1
             --------------------------------------------------------------
             Distributions paid from:
             Ordinary income                 $  601,524                 $--
             Return of capital                  475,161                  --
             Net realized gain                1,041,712                  --
                                             ------------------------------
             Total                           $2,118,397                 $--
                                             ==============================

1. For the period from June 2, 2003 (commencement of operations) to August 31,
2003.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

            Total federal tax cost                   $ 229,015,201
                                                     =============
            Gross unrealized appreciation            $  23,209,265
            Gross unrealized depreciation                 (264,291)
                                                     -------------
            Net unrealized appreciation              $  22,944,974
                                                     =============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the
Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of other Oppenheimer funds selected by the
Trustee. The Fund purchases shares of the funds selected for deferral by the
Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and
Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

              30 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                               YEAR ENDED AUGUST 31, 2004    PERIOD ENDED AUGUST 31, 2003 1
                                  SHARES           AMOUNT           SHARES           AMOUNT
---------------------------------------------------------------------------------------------

CLASS A
Sold                                  --     $         --        7,734,040     $ 77,290,054 2
Dividends and/or
distributions reinvested          66,031          746,580               --               --
Redeemed                      (1,135,729)     (12,589,466)         (75,844)        (762,910)
                              ---------------------------------------------------------------
Net increase (decrease)       (1,069,698)    $(11,842,886)       7,658,196     $ 76,527,144
                              ===============================================================

---------------------------------------------------------------------------------------------
CLASS B
Sold                                  --     $         --       12,010,627     $120,027,161 2
Dividends and/or
distributions reinvested          65,445          719,894               --               --
Redeemed                        (719,209)      (7,812,522)         (45,240)        (454,845)
                              ---------------------------------------------------------------
Net increase (decrease)         (653,764)    $ (7,092,628)      11,965,387     $119,572,316
                              ===============================================================

---------------------------------------------------------------------------------------------
CLASS C
Sold                                  --     $         --        5,882,060     $ 58,782,614 2
Dividends and/or
distributions reinvested          25,625          451,966               --               --
Redeemed                      (1,109,424)     (12,345,802)         (17,401)        (174,989)
                              ---------------------------------------------------------------
Net increase (decrease)       (1,083,799)    $(11,893,836)       5,864,659     $ 58,607,625
                              ===============================================================

              31 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                               YEAR ENDED AUGUST 31, 2004    PERIOD ENDED AUGUST 31, 2003 1
                                  SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------

CLASS N
Sold                                  --     $         --          528,325      $  5,279,783 2
Dividends and/or
distributions reinvested           4,395           48,349               --               --
Redeemed                         (62,448)        (696,206)              --               --
                              --------------------------------------------------------------
Net increase (decrease)          (58,053)    $   (647,857)         528,325     $  5,279,783
                              ==============================================================

1. For the period from June 2, 2003 (commencement of operations) to August 31,
2003.

2. Costs incurred by the Fund for obtaining the Warranty Agreement for the benefit of share purchases during the Offering Period were $171,068, and are included in Paid-in-Capital.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the year ended
August 31, 2004, were $238,471,811 and $259,556,220, respectively. There were purchases of $243,729,006 and sales of $258,721,586 of U.S. government and government agency obligations for the year ended August 31, 2004.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the average annual net assets of the Fund, reduced by the amount of advisory fees paid to the Manager by Oppenheimer Main Street Fund relating to the Fund's assets invested in Oppenheimer Main Street Fund, but not below zero. That fee will apply during the Warranty Period and the Post-Warranty
Period. If during the Warranty Period 100% of the Fund's assets are completely and irreversibly invested in the debt portfolio, the management fee will be at an annual rate of 0.25% of the average annual net assets of the Fund, and if that occurs the Manager will further reduce its management fee to the extent necessary so that total annual operating expenses of the Fund (other than
Extraordinary Expenses such as litigation costs) do not exceed 1.30% for Class A shares, 2.05% for Class B shares, 2.05% for Class C shares and 1.55% for Class N shares. However, if this reduction in the management fee is not sufficient to reduce total annual operating expenses to these limits, the Manager is not required to subsidize Fund expenses to assure that expenses do not exceed those limits. Furthermore, if expenses exceed these expense limits, the Warranty
Amount will be reduced by any expenses that exceed those limits. In addition, during the Warranty Period the Manager has voluntarily agreed to reduce the management fee payable by the Fund by 0.00833% per month in any month following a month where the Fund's average daily equity allocation was less than 10%.
Those voluntary undertakings may be amended or eliminated at any time.

              32 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended August 31, 2004, the Fund paid
$191,651 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of
Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund
has adopted Distribution and Service Plans for Class B, Class C and Class N
shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on
Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The
Distributor's aggregate uncompensated expenses under the plan at August 31, 2004 for Class B, Class C and Class N shares were $4,792,314, $519,335 and $94,403, respectively. Fees incurred by the Fund under the plans are detailed in the
Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

              33 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

                                            CLASS A           CLASS B           CLASS C           CLASS N
                          CLASS A        CONTINGENT        CONTINGENT        CONTINGENT        CONTINGENT
                        FRONT-END          DEFERRED          DEFERRED          DEFERRED          DEFERRED
                    SALES CHARGES     SALES CHARGES     SALES CHARGES     SALES CHARGES     SALES CHARGES
                      RETAINED BY       RETAINED BY       RETAINED BY       RETAINED BY       RETAINED BY
YEAR ENDED            DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR
-----------------------------------------------------------------------------------------------------------

August 31, 2004            $3,071              $337          $275,030           $22,133            $6,056

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. The Manager has voluntarily undertaken to reimburse the Fund for expenses equal to the Underlying Fund expenses, other than Underlying Fund management fees, paid by the Fund as a shareholder of the
Underlying Fund. That expense reimbursement will fluctuate as the Fund's allocation between the Underlying Fund and the debt portfolio changes. During the year ended August 31, 2004, the Manager reimbursed the Fund $328,320. This voluntary undertaking may be amended or eliminated at any time.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. LITIGATION

Six complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") including this Fund, and nine directors/ trustees of certain of the Funds other than this Fund
(collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment
Company Act of 1940 and at common law.

      OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the
Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However,
OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.

              34 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

                          A-1
                                         Appendix A

                                  Industry Classifications

Aerospace & Defense                  Household Products
Air Freight & Couriers               Industrial Conglomerates
Airlines                             Insurance
Auto Components                      Internet & Catalog Retail
Automobiles                          Internet Software & Services
Beverages                            IT Services
Biotechnology                        Leisure Equipment & Products
Building Products                    Machinery
Chemicals                            Marine
Consumer Finance                     Media
Commercial Banks                     Metals & Mining
Commercial Services & Supplies       Multiline Retail
Communications Equipment             Multi-Utilities
Computers & Peripherals              Office Electronics
Construction & Engineering           Oil & Gas
Construction Materials               Paper & Forest Products
Containers & Packaging               Personal Products
Distributors                         Pharmaceuticals
Diversified Financial Services       Real Estate
Diversified Telecommunication        Road & Rail
Services
Electric Utilities                   Semiconductors and Semiconductor
                                     Equipment
Electrical Equipment                 Software
Electronic Equipment & Instruments   Specialty Retail
Energy Equipment & Services          Textiles, Apparel & Luxury Goods
Food & Staples Retailing             Thrifts & Mortgage Finance
Food Products                        Tobacco
Gas Utilities                        Trading Companies & Distributors
Health Care Equipment & Supplies     Transportation Infrastructure
Health Care Providers & Services     Water Utilities
Hotels Restaurants & Leisure         Wireless Telecommunication Services
Household Durables

                                         Appendix B

OppenheimerFunds Special Sales Charge Arrangements and Waivers

     Shares of the Fund were sold  during  the  Offering  Period  and  cannot be purchased during the Warranty Period.

     In certain  cases,  the initial  sales  charge that applies to purchases of
Class A shares(1) of the  Oppenheimer  funds or the  contingent  deferred  sales charge  that may apply to Class A, Class B or Class C shares  may be  waived.(2)
That is because of the economies of sales efforts  realized by  OppenheimerFunds
Distributor,  Inc.,  (referred to in this document as the "Distributor"),  or by dealers  or other  financial  institutions  that offer  those  shares to certain classes of investors. Not all waivers apply to all funds.

     For  the  purposes  of  some  of the  waivers  described  below  and in the
Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:

     1) plans  created  or  qualified  under  Sections  401(a)  or 401(k) of the
Internal Revenue Code,

         2) non-qualified deferred compensation plans,
         3) employee benefit plans(3)
         4) Group Retirement Plans(4)
         5) 403(b)(7) custodial plan accounts

     6) Individual  Retirement  Accounts ("IRAs"),  including  traditional IRAs,
Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

     The interpretation of these provisions as to the applicability of a special arrangement  or waiver in a  particular  case is in the sole  discretion  of the
Distributor or the transfer agent (referred to in this document as the "Transfer
Agent")  of  the  particular   Oppenheimer   fund.  These  waivers  and  special
arrangements  may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds,  Inc. (referred to in this document as the
"Manager").

     Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

     I.  Applicability  of Class A Contingent  Deferred Sales Charges in Certain
Cases
--------------------------------------------------------------------------------------------

     Purchases  of Class A Shares of  Oppenheimer  Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales
Charge (unless a waiver applies).

     There is no initial  sales  charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent  deferred  sales charge if redeemed  within 18 months (24 months in the case of Oppenheimer  Rochester National  Municipals and
Rochester  Fund  Municipals)  of the  beginning of the  calendar  month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix  applies to the  redemption).  Additionally,  on shares  purchased under these  waivers that are subject to the Class A contingent  deferred  sales charge,  the  Distributor  will pay the applicable  concession  described in the
Prospectus  under "Class A Contingent  Deferred  Sales  Charge."(5)  This waiver provision applies to:

|_|   Purchases of Class A shares aggregating $1 million or more.

     |_| Purchases of Class A shares by a Retirement  Plan that was permitted to purchase  such shares at net asset value but  subject to a  contingent  deferred sales  charge  prior to March 1, 2001.  That  included  plans (other than IRA or
403(b)(7)  Custodial  Plans) that: 1) bought shares costing $500,000 or more, 2)
had at the time of purchase 100 or more eligible  employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.

     |_|  Purchases  by  an  OppenheimerFunds-sponsored  Rollover  IRA,  if  the purchases are made: 1) through a broker,  dealer, bank or registered  investment adviser  that has made  special  arrangements  with the  Distributor  for  those purchases,  or 2) by a  direct  rollover  of a  distribution  from  a  qualified
Retirement Plan if the administrator of that Plan has made special  arrangements with the Distributor for those purchases.

     |_|  Purchases of Class A shares by  Retirement  Plans that have any of the following record-keeping arrangements:

     1) The record  keeping is performed by Merrill Lynch Pierce Fenner & Smith,
Inc.  ("Merrill  Lynch") on a daily valuation basis for the Retirement  Plan. On the date the plan  sponsor  signs  the  record-keeping  service  agreement  with
Merrill Lynch,  the Plan must have $3 million or more of its assets  invested in
(a)  mutual  funds,  other than  those  advised  or  managed  by  Merrill  Lynch
Investment  Management,  L.P. ("MLIM"),  that are made available under a Service
Agreement  between Merrill Lynch and the mutual fund's principal  underwriter or distributor,  and (b) funds  advised or managed by MLIM (the funds  described in
(a) and (b) are referred to as "Applicable Investments").

     2) The record  keeping  for the  Retirement  Plan is  performed  on a daily valuation  basis by a record keeper whose services are provided under a contract or arrangement  between the Retirement  Plan and Merrill Lynch.  On the date the plan sponsor signs the record keeping service  agreement with Merrill Lynch, the
Plan must have $3 million or more of its assets  (excluding  assets  invested in money market funds) invested in Applicable Investments.

     3) The record  keeping  for a  Retirement  Plan is handled  under a service agreement  with  Merrill  Lynch  and on the  date the plan  sponsor  signs  that agreement,  the Plan has 500 or more eligible  employees  (as  determined by the
Merrill Lynch plan conversion manager).  II. Waivers of Class A Sales Charges of
Oppenheimer                                                                Funds
--------------------------------------------------------------------------------------------

     A. Waivers of Initial and  Contingent  Deferred  Sales  Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the Distributor on such purchases):

     |_| The Manager or its affiliates.

     |_| Present or former  officers,  directors,  trustees and  employees  (and their  "immediate  families") of the Fund, the Manager and its  affiliates,  and retirement plans  established by them for their  employees.  The term "immediate family" refers to one's spouse, children, grandchildren,  grandparents, parents, parents-in-law,  brothers and sisters,  sons- and daughters-in-law,  a sibling's spouse, a spouse's siblings,  aunts,  uncles,  nieces and nephews;  relatives by
virtue of a remarriage  (step-children,  step-parents,  etc.) are included.  |_|
Registered management  investment  companies,  or separate accounts of insurance companies  having an  agreement  with the  Manager or the  Distributor  for that purpose.

     |_| Dealers or brokers that have a sales agreement with the Distributor, if they purchase  shares for their own accounts or for  retirement  plans for their employees.

     |_| Employees and registered representatives (and their spouses) of dealers or brokers  described  above or  financial  institutions  that have entered into sales  arrangements  with such dealers or brokers (and which are  identified  as such to the Distributor) or with the Distributor.  The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such  employee's  spouse or minor  children).

|_| Dealers,  brokers, banks or registered investment advisors that have entered into an agreement with the  Distributor  providing  specifically  for the use of shares of the Fund in particular  investment  products  made  available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.

|_| Investment advisors
and financial  planners who have entered into an agreement for this purpose with the  Distributor  and who charge an advisory,  consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.

|_| "Rabbi trusts" that buy shares for their own accounts,  if the purchases are made  through a broker or agent or other  financial  intermediary  that has made special  arrangements  with the Distributor for those purchases.

     |_| Clients of investment advisors or financial planners (that have entered into an  agreement  for this purpose  with the  Distributor)  who buy shares for their own accounts may also  purchase  shares  without  sales charge but only if their  accounts are linked to a master  account of their  investment  advisor or financial  planner on the books and  records of the broker,  agent or  financial intermediary  with which the  Distributor  has made such special  arrangements .
Each of these  investors may be charged a fee by the broker,  agent or financial intermediary  for  purchasing  shares.

     |_| Directors,  trustees, officers or full-time employees of OpCap Advisors or its  affiliates,  their  relatives or any trust,  pension,  profit sharing or other  benefit  plan  which  beneficially  owns  shares for those  persons.

     |_|  Accounts  for which  Oppenheimer  Capital  (or its  successor)  is the investment  advisor (the  Distributor  must be advised of this  arrangement) and persons  who are  directors  or  trustees  of the  company or trust which is the beneficial owner of such accounts.

     |_| A unit investment trust that has entered into an appropriate  agreement with the Distributor.

     |_| Dealers,  brokers,  banks, or registered  investment advisers that have entered  into an  agreement  with the  Distributor  to sell  shares  to  defined
contribution   employee  retirement  plans  for  which  the  dealer,  broker  or investment adviser provides administration services.

|_|  Retirement  Plans and deferred  compensation  plans and trusts used to fund those plans (including,  for example,  plans qualified or created under sections
401(a),  401(k),  403(b) or 457 of the Internal  Revenue Code),  in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

     |_|A  TRAC-2000  401(k)  plan  (sponsored  by the  former  Quest  for Value
Advisors)  whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the  termination of the Class B and Class C TRAC-2000  program on November 24, 1995.

     |_| A qualified  Retirement  Plan that had agreed with the former Quest for
Value Advisors to purchase  shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through  DCXchange,  a sub-transfer agency mutual fund clearinghouse,  if that arrangement was consummated and share purchases commenced by December 31, 1996.

|_| Effective October 1, 2005,  taxable accounts  established with the proceeds of Required Minimum Distributions from Retirement Plans.

B. Waivers of the Class A Initial and Contingent Deferred Sales Charges in Certain
Transactions.

     1. Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):

     |_|  Shares  issued  in plans of  reorganization,  such as  mergers,  asset acquisitions and exchange offers, to which the Fund is a party.

     |_|  Shares   purchased   by  the   reinvestment   of  dividends  or  other
distributions  reinvested  from  the  Fund or  other  Oppenheimer  funds or unit investment  trusts for which  reinvestment  arrangements have been made with the
Distributor.

     |_|  Shares  purchased  by  certain  Retirement  Plans  that  are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by recordkeepers.

     |_|  Shares   purchased  by  the  reinvestment  of  loan  repayments  by  a participant  in a Retirement  Plan for which the Manager or an affiliate acts as sponsor.

|_|   Shares purchased in amounts of less than $5.

     2. Class A shares issued and purchased in the  following  transactions  are not subject to sales charges (a dealer concession at the annual rate of 0.25% is paid by the  Distributor  on  purchases  made  within the first 6 months of plan establishment):

|_|   Retirement Plans that have $5 million or more in plan assets.

     |_|  Retirement  Plans with a single plan  sponsor  that have $5 million or more in aggregate assets invested in Oppenheimer funds.

     C.  Waivers of the Class A  Contingent  Deferred  Sales  Charge for Certain
Redemptions.

     The Class A contingent  deferred sales charge is also waived if shares that would otherwise be subject to the contingent  deferred sales charge are redeemed in the following cases:

     |_| To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.

     |_|  Involuntary  redemptions  of shares by operation of law or involuntary redemptions of small accounts  (please refer to  "Shareholder  Account Rules and
Policies," in the applicable fund Prospectus).

     |_| For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:

     1) Following  the death or disability  (as defined in the Internal  Revenue
Code) of the  participant  or  beneficiary.  The death or disability  must occur after the participant's account was established.

 2) To return excess contributions.

3) To return contributions made due to a mistake of fact.

4)    Hardship withdrawals, as defined in the plan.(6)

     5) Under a Qualified  Domestic  Relations Order, as defined in the Internal
Revenue  Code,  or, in the case of an IRA,  a divorce  or  separation  agreement described in Section 71(b) of the Internal  Revenue Code.

     6) To meet the minimum  distribution  requirements of the Internal  Revenue
Code.

 7) To make "substantially equal periodic payments" as described in Section
72(t)  of  the  Internal   Revenue  Code.

 8)  For  loans  to   participants  or beneficiaries.

9)  Separation  from   service.

     (7) 10) Participant-directedredemptions to purchase shares of a mutual fund
(other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.

     11)  Plan  termination  or"in-service  distributions,"  if  the  redemption proceeds  are rolled over  directly to an  OppenheimerFunds-sponsored  IRA.

     |_|Fordistributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

     |_| Fordistributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.

     |_| For distributions  from retirement plans which are part of a retirement plan product or platform  offered by certain  banks,  broker-dealers,  financial advisors,  insurance  companies  or record  keepers  which have  entered  into a special  agreement with the  Distributor.  III.  Waivers of Class B, Class C and
Class  N  Sales  Charges   of   Oppenheimer   Funds
--------------------------------------------------------------------------------------------

     The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares  purchased in certain types of  transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:

|_|   Shares redeemed involuntarily, as described in "Shareholder Account Rules and
         Policies," in the applicable Prospectus.

     |_|  Redemptions  from accounts other than  Retirement  Plans following the death or disability of the last surviving  shareholder.  The death or disability must have occurred  after the account was  established,  and for  disability you must provide  evidence of a  determination  of disability by the Social Security
Administration.

     |_|  The  contingent  deferred  sales  charges  are  generally  not  waived following the death or  disability of a grantor or trustee for a trust  account.
The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable  living trust for which the  trustee is also the sole  beneficiary.  The death or  disability  must have occurred after the account was established,  and for disability you must provide evidence of a  determination  of disability (as defined in the Internal  Revenue
Code).

     |_|  Distributions  from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

     |_|  Redemptions  of Class B shares held by Retirement  Plans whose records are  maintained on a daily  valuation  basis by Merrill Lynch or an  independent record keeper under a contract with Merrill Lynch.

     |_| Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial  institutions  that have entered into a special arrangement with the Distributor for this purpose.

     |_|  Redemptions of Class C shares of an Oppenheimer  fund in amounts of $1 million or more requested in writing by a Retirement  Plan sponsor and submitted more than 12 months  after  the  Retirement  Plan's  first  purchase  of Class C shares,  if the  redemption  proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.

     |_| Distributions(8)  from Retirement Plans or other employee benefit plans for any of the following purposes:

     1) Following  the death or disability  (as defined in the Internal  Revenue
Code) of the  participant  or  beneficiary.  The death or disability  must occur after the participant's account was established in an Oppenheimer fund.

         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.(9)

     5) To make  distributions  required  under a Qualified  Domestic  Relations
Order or, in the case of an IRA, a divorce or separation  agreement described in
Section 71(b) of the Internal Revenue Code.

     6) To meet the minimum  distribution  requirements of the Internal  Revenue
Code.

     7) To make "substantially  equal periodic payments" as described in Section
72(t) of the Internal Revenue Code.

         8) For loans to participants or beneficiaries.(10)

         9) On account of the participant's separation from service.(11)

     10)  Participant-directed  redemptions to purchase  shares of a mutual fund
(other  than a fund  managed by the  Manager  or a  subsidiary  of the  Manager)
offered  as an  investment  option  in a  Retirement  Plan if the  plan has made special arrangements with the Distributor.

     11)  Distributions  made on account of a plan  termination or  "in-service"
distributions,  if the  redemption  proceeds  are  rolled  over  directly  to an
OppenheimerFunds-sponsored IRA.

     12) For  distributions  from a  participant's  account  under an  Automatic
Withdrawal Plan after the participant  reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value,  adjusted annually.

     13) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement  Plan,  if the  aggregate  value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.

     14) For distributions  from 401(k) plans sponsored by  broker-dealers  that have entered  into a special  arrangement  with the  Distributor  allowing  this waiver.

     |_|  Redemptions  of Class B shares  or Class C shares  under an  Automatic
Withdrawal  Plan from an account  other than a Retirement  Plan if the aggregate value  of the  redeemed  shares  does  not  exceed  10% of the  account's  value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

     The contingent  deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:

|_|   Shares sold to the Manager or its affiliates.

     |_| Shares sold to registered  management  investment companies or separate accounts of  insurance  companies  having an  agreement  with the Manager or the
Distributor for that purpose.

|_|   Shares issued in plans of reorganization to which the Fund is a party.

     |_| Shares  sold to  present or former  officers,  directors,  trustees  or employees (and their  "immediate  families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates  and  retirement  plans  established by them for their employees.

     IV.  Special  Sales  Charge   Arrangements   for  Shareholders  of  Certain
Oppenheimer  Funds  Who Were  Shareholders  of  Former  Quest  for  Value  Funds
--------------------------------------------------------------------------------------------

     The initial and  contingent  deferred  sales  charge  rates and waivers for
Class A, Class B and Class C shares  described in the Prospectus or Statement of
Additional  Information of the Oppenheimer funds are modified as described below for certain  persons who were  shareholders of the former Quest for Value Funds.
To be eligible,  those persons must have been shareholders on November 24, 1995, when OppenheimerFunds,  Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:

   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small- & Mid- Cap Value Fund
   Oppenheimer Quest Balanced Fund              Oppenheimer Quest International Value Fund,
   Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged
(were reorganized) into various Oppenheimer funds on November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value National Tax-Exempt
   Fund
   Quest for Value Global Income Fund     Quest for Value California Tax-Exempt Fund

     All of the funds  listed  above are  referred  to in this  Appendix  as the
"Former Quest for Value Funds." The waivers of initial and  contingent  deferred sales charges  described in this Appendix apply to shares of an Oppenheimer fund that are either:

     |_|  acquired by such  shareholder  pursuant to an exchange of shares of an
Oppenheimer fund that was one of the Former Quest for Value Funds, or

     |_|  purchased  by such  shareholder  by  exchange  of  shares  of  another
Oppenheimer fund that were acquired  pursuant to the merger of any of the Former
Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

     |X| Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

     Purchases by Groups and  Associations.  The following  table sets forth the initial  sales  charge  rates  for  Class  A  shares  purchased  by  members  of
"Associations" formed for any purpose other than the purchase of securities. The rates in the  table  apply if that  Association  purchased  shares of any of the
Former Quest for Value Funds or received a proposal to purchase such shares from
OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
For purchases by Associations  having 50 or more eligible  employees or members, there is no  initial  sales  charge on  purchases  of Class A shares,  but those shares are subject to the Class A contingent  deferred sales charge described in the applicable fund's Prospectus.

     Purchases made under this  arrangement  qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation  described in the applicable  fund's  Prospectus  and Statement of Additional  Information.
Individuals who qualify under this arrangement for reduced sales charge rates as members  of  Associations  also may  purchase  shares  for their  individual  or custodial  accounts at these  reduced  sales charge  rates,  upon request to the
Distributor.

     |X|  Waiver of Class A Sales  Charges  for  Certain  Shareholders.  Class A
shares  purchased  by the  following  investors  are not  subject to any Class A
initial  or  contingent   deferred  sales  charges:   o  Shareholders  who  were
shareholders  of the AMA Family of Funds on February  28, 1991 and who  acquired shares of any of the Former  Quest for Value Funds by merger of a  portfolio  of the AMA Family of Funds. o Shareholders  who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

     |X|  Waiver  of  Class  A  Contingent  Deferred  Sales  Charge  in  Certain
Transactions.  The Class A  contingent  deferred  sales charge will not apply to redemptions  of Class A shares  purchased by the  following  investors  who were shareholders of any Former Quest for Value Fund:

     Investors  who  purchased  Class A shares  from a dealer that is or was not permitted  to receive a sales load or  redemption  fee imposed on a  shareholder with  whom  that  dealer  has  a  fiduciary  relationship,  under  the  Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

     |X| Waivers for Redemptions of Shares  Purchased Prior to March 6, 1995. In
the following  cases,  the  contingent  deferred sales charge will be waived for redemptions  of Class A, Class B or Class C shares of an  Oppenheimer  fund. The shares must have been  acquired  by the merger of a Former  Quest for Value Fund into the fund or by exchange  from an  Oppenheimer  fund that was a Former Quest for Value Fund or into  which  such fund  merged.  Those  shares  must have been purchased  prior to March 6, 1995 in  connection  with: o  withdrawals  under an automatic  withdrawal  plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and o liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required  minimum value of such accounts.

     |X| Waivers for  Redemptions of Shares  Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent  deferred sales  charge  will be waived  for  redemptions  of Class A,  Class B or Class C shares of an Oppenheimer  fund. The shares must have been acquired by the merger of a  Former  Quest  for  Value  Fund  into  the  fund  or by  exchange  from an
Oppenheimer  fund  that was a Former  Quest For Value  Fund or into  which  such
Former Quest for Value Fund merged.  Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:

     o redemptions  following the death or disability of the  shareholder(s) (as evidenced by a  determination  of total  disability by the U.S.  Social Security
Administration);

     o withdrawals  under an automatic  withdrawal plan (but only for Class B or
Class C shares)  where the annual  withdrawals  do not exceed 10% of the initial value of the account value; adjusted annually, and

     o liquidation of a  shareholder's  account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

     A shareholder's  account will be credited with the amount of any contingent deferred  sales charge paid on the redemption of any Class A, Class B or Class C shares of the  Oppenheimer  fund  described  in this section if the proceeds are invested  in the same Class of shares in that fund or another  Oppenheimer  fund within 90 days after redemption.

     V.  Special  Sales  Charge   Arrangements   for   Shareholders  of  Certain
Oppenheimer  Funds  Who  Were  Shareholders  of  Connecticut  Mutual  Investment
Accounts,                                                                   Inc.
--------------------------------------------------------------------------------------------

     The initial and contingent deferred sale charge rates and waivers for Class
A and Class B shares  described in the respective  Prospectus (or this Appendix)
of the  following  Oppenheimer  funds  (each is  referred to as a "Fund" in this section):

     Oppenheimer U. S. Government Trust, Oppenheimer Core Bond Fund, Oppenheimer
Value Fund and Oppenheimer  Disciplined Allocation Fundare modified as described below for those Fund  shareholders who were  shareholders of the following funds
(referred to as the "Former  Connecticut  Mutual Funds") on March 1, 1996,  when
OppenheimerFunds,  Inc. became the investment  adviser to the Former Connecticut
Mutual Funds:  Connecticut Mutual Liquid Account Connecticut Mutual Total Return
Account  Connecticut Mutual Government  Securities Account CMIA LifeSpan Capital
Appreciation  Account  Connecticut  Mutual Income Account CMIA LifeSpan Balanced
Account Connecticut Mutual Growth Account CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

     |X| Class A Contingent  Deferred Sales Charge.  Certain  shareholders  of a
Fund and the other Former  Connecticut  Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial  sales  charge,  but subject to the Class A  contingent  deferred  sales charge that was in effect  prior to March 18,  1996 (the "prior  Class A CDSC").
Under the prior Class A CDSC,  if any of those  shares are  redeemed  within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current  market value or the original  purchase  price of the shares  sold,  whichever  is smaller  (in such  redemptions,  any shares not subject to the prior Class A CDSC will be redeemed first).

     Those  shareholders  who are  eligible  for the prior  Class A CDSC are: 1)
persons whose purchases of Class A shares of a Fund and other Former Connecticut
Mutual  Funds  were  $500,000  prior to March  18,  1996,  as a result of direct purchases or purchases  pursuant to the Fund's policies on Combined Purchases or
Rights of Accumulation, who still hold those shares in that Fund or other Former
Connecticut Mutual Funds, and

     2) persons whose intended  purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general  distributor of the Former
Connecticut  Mutual Funds to purchase  shares  valued at $500,000 or more over a
13-month  period  entitled  those persons to purchase  shares at net asset value without being subject to the Class A initial sales charge

     Any of the Class A shares of a Fund and the other Former Connecticut Mutual
Funds that were  purchased  at net asset value prior to March 18,  1996,  remain subject to the prior Class A CDSC, or if any additional  shares are purchased by those  shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

     |X| Class A Sales Charge Waivers.  Additional  Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories  below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:

     1) any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including  investments  made  pursuant to the Combined  Purchases,  Statement of
Intention  and  Rights of  Accumulation  features  available  at the time of the initial  purchase and such investment is still held in one or more of the Former
Connecticut Mutual Funds or a Fund into which such Fund merged;

     2) any  participant  in a qualified  plan,  provided that the total initial amount  invested  by the  plan in the  Fund  or any  one or  more of the  Former
Connecticut Mutual Funds totaled $500,000 or more;

     3)  Directors  of the  Fund or any one or  more of the  Former  Connecticut
Mutual Funds and members of their immediate families;

     4)  employee  benefit  plans  sponsored  by  Connecticut  Mutual  Financial
Services,  L.L.C.  ("CMFS"),  the prior  distributor  of the Former  Connecticut
Mutual Funds, and its affiliated companies;

     5) one or more  members of a group of at least 1,000  persons  (and persons who are  retirees  from such group)  engaged in a common  business,  profession, civic or  charitable  endeavor  or other  activity,  and the  spouses  and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group;  and

     6) an  institution  acting as a  fiduciary  on behalf of an  individual  or individuals,  if such institution was directly  compensated by the individual(s)
for  recommending  the  purchase of the shares of the Fund or any one or more of the Former Connecticut  Mutual Funds,  provided the institution had an agreement with CMFS.

     Purchases  of Class A shares  made  pursuant  to (1) and (2)  above  may be subject to the Class A CDSC of the Former  Connecticut  Mutual  Funds  described above.

     Additionally,  Class A shares  of a Fund may be  purchased  without a sales charge by any holder of a variable  annuity contract issued in New York State by
Connecticut  Mutual Life Insurance Company through the Panorama Separate Account which is beyond the  applicable  surrender  charge  period and which was used to fund a qualified plan, if that holder  exchanges the variable  annuity  contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class
B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund.
Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;

     2) upon the disability of a shareholder,  as defined in Section 72(m)(7) of the Internal Revenue Code;

     3) for retirement distributions (or loans) to participants or beneficiaries from  retirement  plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;

     4) as  tax-free  returns  of excess  contributions  to such  retirement  or employee benefit plans;

     5) in  whole or in part,  in  connection  with  shares  sold to any  state, county,  or city,  or any  instrumentality,  department,  authority,  or  agency thereof,  that is prohibited by applicable  investment  laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;

     6) in  connection  with  the  redemption  of  shares  of the  Fund due to a combination with another investment  company by virtue of a merger,  acquisition or similar reorganization transaction;

     7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;

     8) in connection  with automatic  redemptions of Class A shares and Class B shares in certain  retirement plan accounts pursuant to an Automatic  Withdrawal
Plan but limited to no more than 12% of the original value annually; or

     9) as  involuntary  redemptions  of shares by  operation  of law,  or under procedures set forth in the Fund's Articles of  Incorporation,  or as adopted by the Board of Directors of the Fund. VI. Special  Reduced Sales Charge for Former
Shareholders        of        Advance         America        Funds,         Inc.
--------------------------------------------------------------------------------------------

     Shareholders  of  Oppenheimer   AMT-Free   Municipals,   Oppenheimer   U.S.
Government  Trust,  Oppenheimer  Strategic  Income Fund and Oppenheimer  Capital
Income Fund who  acquired  (and still hold) shares of those funds as a result of the  reorganization  of  series  of  Advance  America  Funds,  Inc.  into  those
Oppenheimer  funds on October 18, 1991,  and who held shares of Advance  America
Funds,  Inc.  on March 30,  1990,  may  purchase  Class A shares  of those  four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

     VII.  Sales Charge  Waivers on  Purchases of Class M Shares of  Oppenheimer
Convertible                            Securities                           Fund
--------------------------------------------------------------------------------------------

     Oppenheimer  Convertible Securities Fund (referred to as the "Fund" in this section)  may sell Class M shares at net asset value  without any initial  sales charge to the classes of investors  listed  below who,  prior to March 11, 1996, owned shares of the Fund's  then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:

|_|   the Manager and its affiliates,

     |_| present or former  officers,  directors,  trustees and  employees  (and their  "immediate  families" as defined in the Fund's  Statement  of  Additional
Information) of the Fund, the Manager and its affiliates,  and retirement  plans established  by them or the  prior  investment  advisor  of the Fund  for  their employees,

     |_|  registered  management  investment  companies or separate  accounts of insurance  companies  that had an  agreement  with the Fund's  prior  investment advisor or distributor for that purpose,

     |_| dealers or brokers that have a sales agreement with the Distributor, if they purchase  shares for their own accounts or for  retirement  plans for their employees,

     |_| employees and registered representatives (and their spouses) of dealers or brokers  described in the preceding  section or financial  institutions  that have entered into sales  arrangements  with those  dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor,  but only if the  purchaser  certifies to the  Distributor  at the time of purchase  that the purchaser meets these qualifications,

     |_| dealers,  brokers,  or registered  investment advisors that had entered into an agreement  with the  Distributor  or the prior  distributor  of the Fund specifically  providing  for the use of Class M shares  of the Fund in  specific investment products made available to their clients, and

     |_| dealers,  brokers or  registered  investment  advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined  contribution  employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

                                            C-22
                                         Appendix C

                           Information About the Underlying Fund

Additional Information About the Underlying Fund's Investment Policies and Risks

     The investment  objective,  the principal  investment policies and the main risks of the Oppenheimer Main Street Fund (the "Underlying  Fund") are described in the Underlying  Fund's  Prospectus as well as the Prospectus for  Oppenheimer
Principal  Protected  Main Street Fund.  This  Appendix C contains  supplemental information  about those policies and risks and the types of securities that the
Underlying Fund's investment Manager, OppenheimerFunds, Inc., can select for the
Underlying  Fund.  Additional  information is also provided about the strategies that the Underlying Fund can use to try to achieve its objective.

     The Underlying Fund's Principal Investment Policies. The composition of the
Underlying   Fund's  portfolio  and  the  techniques  and  strategies  that  the
Underlying  Fund's Manager can use in selecting  portfolio  securities will vary over time.  The  Underlying  Fund is not  required to use any of the  investment techniques and strategies  described  below at all times in seeking its goal. It can use some of the special  investment  techniques and strategies at some times or not at all.

     |X|  Investments in Equity  Securities.  The Underlying Fund does not limit its investments in equity  securities to issuers having a market  capitalization of a specified size or range,  and therefore can invest in securities of small-, mid- and  large-capitalization  issuers. At times, the Underlying Fund can focus its equity investments in securities of one or more capitalization ranges, based upon the Manager's  judgment of where the best market  opportunities are to seek the  Underlying  Fund's  objective.  At times,  the market may favor or disfavor securities of issuers of a particular  capitalization range. Securities of small capitalization  issuers may be subject to greater  price  volatility  in general than  securities  of larger  companies.  Therefore,  if the  Underlying  Fund is focusing on or has substantial  investments in smaller capitalization  companies at times of market volatility,  the Underlying Fund's share prices may fluctuate more than that of funds focusing on larger capitalization issuers.

     |_| Rights and Warrants.  The  Underlying  Fund can invest up to 10% of its total  assets in  warrants  or rights,  although  the  Underlying  Fund does not currently  intend to invest  more than 5% of its  total  assets in  warrants  or rights. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel  to the prices of the  underlying  securities.  Rights  are  similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders.  Rights and warrants have no voting rights,  receive no dividends and have no rights with respect to the assets of the issuer.

     |_| Convertible Securities. Convertible securities are debt securities that are  convertible  into an issuer's  common stock.  Convertible  securities  rank senior to common stock in a  corporation's  capital  structure and therefore are subject to less risk than common  stock in case of the  issuer's  bankruptcy  or liquidation.

     The value of a convertible security is a function of its "investment value"
and its  "conversion  value." If the  investment  value  exceeds the  conversion value,  the security will behave more like a debt  security,  and the security's price will likely  increase when interest  rates fall and decrease when interest rates rise. If the conversion  value exceeds the investment  value, the security will behave more like an equity security. In that case, it will likely sell at a premium over its conversion value, and its price will tend to fluctuate directly with the price of the underlying security.

     While some  convertible  securities  are a form of debt  security,  in many cases their  conversion  feature  (allowing  conversion into equity  securities)
caused them to be regarded by the  Manager  more as "equity  equivalents."  As a result,  the rating  assigned to the security  has less impact on the  Manager's investment decision than in the case of non-convertible fixed-income securities.

      To determine whether convertible securities should be regarded as "equity equivalents," the Manager examines the following factors:

     o whether, at the option of the investor,  the convertible  security can be exchanged for a fixed number of shares of common stock of the issuer,

     o whether  the  issuer  of the  convertible  securities  has  restated  its earnings per share of common stock on a fully  diluted  basis  (considering  the effect of conversion of the convertible securities), and

     o the extent to which the convertible  security may be a defensive  "equity substitute,"  providing the ability to  participate in any  appreciation  in the price of the issuer's common stock.

     |X| Investments in Bonds and Other Debt Securities. The Underlying Fund can
invest in bonds,  debentures  and other debt  securities to seek its  investment objective.  Because the  Underlying  Fund  currently  emphasizes  investments in equity  securities,  such as  stocks,  it is not  anticipated  that  significant amounts of the  Underlying  Fund's  assets will be invested in debt  securities.
However,  if market  conditions  suggest that debt  securities  may offer better total return  opportunities  than stocks, or if the Manager determines to seek a higher amount of current income to distribute to  shareholders,  the Manager can shift more of the Underlying Fund's investments into debt securities.

     The Underlying  Fund's debt  investments can include  investment-grade  and
non-investment-grade   bonds   (commonly   referred   to   as   "junk   bonds").
Investment-grade  bonds  are bonds  rated at least  "Baa" by  Moody's  Investors
Service,  Inc.,  or at least  "BBB" by Standard & Poor's  Corporation  or Fitch,
Inc., or that have comparable  ratings by another  nationally-recognized  rating organization.  In making investments in debt securities, the Manager can rely to some  extent  on the  ratings  of  ratings  organizations  or it can use its own research to evaluate a security's credit-worthiness.  If the securities that the
Underlying Fund buys are unrated, to be considered part of the Underlying Fund's holdings of investment-grade  securities,  they must be judged by the Manager to be of  comparable  quality  to  bonds  rated  as  investment  grade  by a rating organization.

     |_| U.S.  Government  Securities.  The  Underlying  Fund can buy securities
issued   or   guaranteed   by  the  U.S.   government   or  its   agencies   and
instrumentalities. Securities issued by the U.S. Treasury are backed by the full faith and credit of the U.S.  government  and are subject to very little  credit risk.  Obligations of U.S. government agencies or  instrumentalities  (including mortgage-backed  securities)  may or may not be  guaranteed  or supported by the
"full  faith and credit" of the United  States.  Some are backed by the right of the issuer to borrow from the U.S. Treasury;  others, by discretionary authority of the U.S. government to purchase the agencies'  obligations;  while others are supported only by the credit of the instrumentality. If a security is not backed by the full  faith and credit of the United  States,  the owner of the  security must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim  against  the United  States in the event that the agency or instrumentality does not meet its commitment. The Underlying Fund will invest in securities of U.S. government agencies and instrumentalities only when the  Manager is  satisfied  that the credit  risk with  respect to the agency or instrumentality is minimal.

     |_| Special Risks of Lower-Grade  Securities.  While it is not  anticipated that the Underlying Fund will invest a substantial portion of its assets in debt securities,  the  Underlying  Fund  can do so to seek  current  income.  Because lower-rated  securities  tend to  offer  higher  yields  than  investment  grade securities,  the  Underlying  Fund can invest in lower grade  securities  if the
Manager  is  trying  to  achieve  greater  income  (and,  in  some  cases,   the
appreciation  possibilities  of lower-grade  securities may be a reason they are selected for the Underlying Fund's portfolio).

     The  Underlying  Fund can  invest up to 25% of its  total  assets in "lower grade" debt securities.  However,  the Underlying Fund does not currently intend to invest  more that 10% of its total  assets in lower  grade  debt  securities.
"Lower-grade"  debt  securities are those rated below  "investment  grade" which means  they have a rating  lower  than  "Baa" by  Moody's or lower than "BBB" by
Standard  &  Poor's  or  Fitch,   Inc.,  or  similar  ratings  by  other  rating
organizations.  If they are unrated,  and are determined by the Manager to be of comparable  quality to debt securities  rated below investment  grade,  they are included in the  limitation on the  percentage of the  Underlying  Fund's assets that can be invested in lower-grade  securities.  The Underlying Fund can invest in securities  rated as low as "C" or "D" or which may be in default at the time the Underlying Fund buys them.

     Some of the special credit risks of lower-grade securities are discussed in the  Prospectus.  There is a greater  risk that the  issuer  may  default on its obligation to pay interest or to repay  principal than in the case of investment grade securities.  The issuer's low  creditworthiness may increase the potential for its  insolvency.  An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn.  An economic downturn or an increase in interest rates could severely  disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the  ability of  issuers  to pay  interest  or repay  principal.  In the case of foreign  high yield  bonds,  these risks are in addition to the special  risk of foreign  investing  discussed  in  the  Prospectus  and  in  this  Statement  of
Additional Information.

     However,  the Underlying Fund's limitations on buying these investments can reduce the effect of those risks to the Underlying  Fund, as will the Underlying
Fund's policy of diversifying its investments.  Additionally, to the extent they can be converted into stock,  convertible securities may be less subject to some of these risks than  non-convertible  high yield bonds,  since stock may be more liquid and less affected by some of these risk factors.  The Underlying Fund may not invest more than 10% of its total assets in lower-grade debt securities that are not convertible.

     While  securities  rated  "Baa" by Moody's or "BBB" by Standard & Poor's or
Fitch,  Inc.  are  investment  grade and are not  regarded as junk bonds,  those
securities  may  be  subject  to  special  risks,   and  have  some  speculative
characteristics. Definitions of the debt security ratings categories of Moody's,
S&P, and Fitch,  Inc. are included in Appendix A to this Statement of Additional
Information.

     |X| Foreign  Securities.  The Underlying  Fund can purchase equity and debt securities issued or guaranteed by foreign  companies or foreign  governments or their  agencies.  "Foreign  securities"  include  equity and debt  securities of companies organized under the laws of countries other than the United States and debt securities of foreign governments. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

     Securities of foreign issuers that are  represented by American  Depository
Receipts or that are listed on a U.S.  securities exchange or traded in the U.S.
over-the-counter markets are not considered "foreign securities" for the purpose of the Underlying  Fund's investment  allocations.  That is because they are not subject to many of the special  considerations and risks,  discussed below, that apply to foreign securities traded and held abroad.

     Investing in foreign  securities  offers  potential  benefits not available from  investing  solely in  securities  of domestic  issuers.  They  include the opportunity to invest in foreign issuers that appear to offer growth  potential, or in foreign countries with economic policies or business cycles different from those of the  U.S.,  or to  reduce  fluctuations  in  portfolio  value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S.
markets.  The Underlying Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

     |_| Risks of Foreign Investing. Investments in foreign securities may offer special  opportunities  for investing but also present special  additional risks and  considerations  not  typically  associated  with  investments  in  domestic securities. Some of these additional risks are:

o     reduction of income by foreign taxes;

     o fluctuation  in value of foreign  investments  due to changes in currency rates or currency control regulations (for example, currency blockage);

o     transaction charges for currency exchange;

o     lack of public information about foreign issuers;

     o lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;

o     less volume on foreign exchanges than on U.S. exchanges;

o     greater volatility and less liquidity on foreign markets than in the U.S.;

     o less  governmental  regulation of foreign  issuers,  stock  exchanges and brokers than in the U.S.;

o     greater difficulties in commencing lawsuits;

o     higher brokerage commission rates than in the U.S.;

     o increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;

     o possibilities in some countries of expropriation,  confiscatory taxation, political,  financial or social instability or adverse diplomatic  developments;
and

     o unfavorable differences between the U.S. economy and foreign economies.

     In the past, U.S.  government policies have discouraged certain investments abroad by U.S.  investors,  through  taxation or other  restrictions,  and it is possible that such restrictions could be re-imposed.

     |X| Passive Foreign Investment Companies.  The Underlying Fund may purchase the securities of certain foreign investment corporations called passive foreign investment companies ("PFICs").  Such entities have been the only or primary way to  invest in  certain  countries  because  some  foreign  countries  limit,  or prohibit, all direct foreign investment in the securities of companies domiciled therein.  However,  the  governments  of  some  countries  have  authorized  the organization of investment funds to permit indirect  foreign  investment in such securities. For tax purposes, these funds also may be PFICs.

     The Underlying Fund is subject to certain percentage  limitations under the
Investment  Company Act relating to the  purchase of  securities  of  investment companies, and, consequently, the Underlying Fund may have to subject any of its investment in other  investment  companies,  including  PFICs, to the limitation that no more than 10% of the value of the Underlying  Fund's total assets may be invested in such securities. In addition to bearing their proportionate share of a fund's expenses  (management fees and operating  expenses),  shareholders will also  indirectly  bear similar  expenses of such  entities.  Like other  foreign securities,  interests in PFICs also involve the risk of foreign securities,  as described above.

     |X| Portfolio  Turnover.  "Portfolio  turnover" describes the rate at which the Underlying Fund traded its portfolio  securities  during its previous fiscal year.  For example,  if a fund sold all of its  securities  during the year, its portfolio  turnover rate would have been 100%. The Underlying  Fund's  portfolio turnover rate will fluctuate from year to year, and the Underlying Fund can have a portfolio turnover rate of 100% or more.  Increased portfolio turnover creates higher brokerage and transaction costs for the Underlying Fund, which may reduce its overall  performance.  Additionally,  the  realization of capital gains from selling  portfolio  securities may result in distributions of taxable  long-term
capital  gains  to  shareholders,   since  the  Underlying  Fund  will  normally
distribute  all of its capital  gains  realized each year, to avoid excise taxes under the Internal  Revenue Code. The Financial  Highlights  table at the end of the Prospectus shows the Underlying Fund's portfolio turnover rates during prior fiscal years.

     Other Investment Techniques and Strategies.  In seeking its objective,  the
Underlying  Fund can from  time to time use the types of  investment  strategies described  below. It is not required to use all of these strategies at all times and may, at times, not use any of them.

     |X|  Investing in Small,  Unseasoned  Companies.  The  Underlying  Fund can
invest in securities of small,  unseasoned  companies.  These are companies that have been in operation for less than three years,  including  the  operations of any predecessors.  Securities of these companies may be subject to volatility in their prices. They may have a limited trading market, which may adversely affect the  Underlying  Fund's  ability to dispose of them and can reduce the price the
Underlying  Fund might be able to obtain for them.  Other  investors  that own a security  issued  by a small,  unseasoned  issuer  for  which  there is  limited liquidity  might trade the security  when the  Underlying  Fund is attempting to dispose of its holdings of that security. In that case the Underlying Fund might receive a lower price for its holdings  than might  otherwise  be obtained.  The
Underlying Fund currently intends to invest no more than 5% of its net assets in securities of small, unseasoned issuers.

     |X| When-Issued and Delayed-Delivery  Transactions. The Underlying Fund can
invest  in  securities  on a  "when-issued"  basis  and  can  purchase  or  sell securities on a "delayed-delivery"  basis.  When-issued and delayed-delivery are terms that refer to  securities  whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

     When  such  transactions  are  negotiated,  the price  (which is  generally expressed in yield terms) is fixed at the time the commitment is made.  Delivery and payment for the  securities  take place at a later date.  The securities are subject  to change in value from  market  fluctuations  during the period  until settlement.  The value at  delivery  may be less than the  purchase  price.  For example,  changes in interest  rates in a direction  other than that expected by the Manager before  settlement  will affect the value of such securities and may cause a loss to the  Underlying  Fund.  During the period  between  purchase and settlement,  no  payment  is made by the  Underlying  Fund to the  issuer and no interest accrues to the Underlying Fund from the investment.

     The Underlying Fund will engage in when-issued  transactions to secure what the  Manager  considers  to be an  advantageous  price  and yield at the time of entering into the obligation. When the Underlying Fund enters into a when-issued or  delayed-delivery  transaction,  it relies on the other party to complete the transaction.  Its  failure  to do so may cause the  Underlying  Fund to lose the opportunity to obtain the security at a price and yield the Manager considers to be advantageous.

     When the  Underlying  Fund  engages  in  when-issued  and  delayed-delivery transactions,  it does so for the  purpose of  acquiring  or selling  securities consistent with its investment  objective and policies or for delivery  pursuant to options  contracts it has entered into, and not for the purpose of investment leverage.  Although  the  Underlying  Fund will enter into  delayed-delivery  or when-issued  purchase  transactions to acquire  securities,  it can dispose of a commitment prior to settlement. If the Underlying Fund chooses to dispose of the right to acquire a when-issued  security prior to its  acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

     At the time the Underlying  Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery  basis, it records the transaction on its books and reflects the value of the security purchased in determining the
Underlying  Fund's  net asset  value.  In a sale  transaction,  it  records  the proceeds to be received.  The Underlying  Fund will identify on its books liquid securities  of any type at least  equal in value to the value of the  Underlying
Fund's purchase commitments until the Underlying Fund pays for the investment.

     When issued and delayed-delivery transactions can be used by the Underlying
Fund as a defensive  technique to hedge against  anticipated changes in interest rates and prices. For instance,  in periods of rising interest rates and falling prices,  the Underlying Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices.
In periods of falling  interest  rates and rising prices,  the  Underlying  Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery  basis to obtain the benefit of currently higher cash yields.

     Investment in Other  Investment  Companies.  The  Underlying  Fund can also invest in the  securities  of other  investment  companies,  which  can  include open-end  funds,  closed-end  funds and unit investment  trusts,  subject to the limits set forth in the Investment Company Act of 1940 (the "Investment  Company
Act") that apply to those types of investments. For example, the Underlying Fund can invest in Exchange-Traded  Funds, which are typically open-end funds or unit investment trusts,  listed on a stock exchange.  The Underlying Fund might do so as a way of gaining  exposure  to the  segments  of the  equity or  fixed-income markets represented by the Exchange-Traded  Funds' portfolio,  at times when the
Underlying Fund may not be able to buy those portfolio securities directly. As a non-fundamental  policy,  the Underlying Fund cannot invest in the securities of other  registered  open-end  investment  companies or registered unit investment trusts in  reliance  on  sub-paragraph  (F) or (G) of  section  12(d)(1)  of the
Investment Company Act.

     Investing  in  another  investment  company  may  involve  the  payment  of substantial  premiums  above the value of such  investment  company's  portfolio securities and is subject to limitations  under the Investment  Company Act. The
Underlying Fund does not intend to invest in other  investment  companies unless the Manager believes that the potential  benefits of the investment  justify the payment of any premiums or sales  charges.  As a  shareholder  of an  investment company,  the  Underlying  Fund would be subject  to its  ratable  share of that
investment  company's  expenses,   including  its  advisory  and  administration
expenses. The Underlying Fund does not anticipate investing a substantial amount of its net assets in shares of other investment companies.

     |X|  Repurchase  Agreements.  The  Underlying  Fund can acquire  securities subject to repurchase  agreements.  It may do so for liquidity  purposes to meet anticipated  redemptions of Underlying Fund shares, or pending the investment of the proceeds from sales of Underlying Fund shares,  or pending the settlement of portfolio securities transactions.

     In a repurchase transaction,  the Underlying Fund buys a security from, and simultaneously  resells it to, an approved vendor for delivery on an agreed-upon future  date.  The resale  price  exceeds the  purchase  price by an amount that reflects an agreed-upon  interest rate effective for the period during which the repurchase  agreement is in effect.  Approved  vendors  include U.S.  commercial banks,  U.S.  branches  of  foreign  banks,  or  broker-dealers  that  have been designated as primary  dealers in government  securities.  They must meet credit requirements set by the Manager from time to time.

     The  majority  of these  transactions  run from  day to day,  and  delivery pursuant to the resale typically occurs within one to five days of the purchase.
Repurchase  agreements  having a maturity  beyond  seven days are subject to the
Underlying  Fund's limits on holding illiquid  investments.  The Underlying Fund will not enter into a repurchase  agreement  having a maturity beyond seven days that causes  more than 10% of its net assets to exceed  that limit.  There is no limit on the amount of the  Underlying  Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

     Repurchase agreements, considered "loans" under the Investment Company Act, are collateralized by the underlying security.  The Underlying Fund's repurchase agreements  require  that at all times  while  the  repurchase  agreement  is in effect, the value of the collateral must equal or exceed the repurchase price to fully  collateralize the repayment  obligation.  However, if the vendor fails to pay the resale price on the delivery date,  the Underlying  Fund may incur costs in disposing of the collateral  and may experience  losses if there is any delay in its ability to do so. The Manager will monitor the vendor's  creditworthiness to confirm that the vendor is financially  sound and will  continuously  monitor the collateral's value.

     Pursuant to an  Exemptive  Order issued by the SEC,  the  Underlying  Fund, along with other  affiliated  mutual funds managed by the Manager,  may transfer uninvested  cash  balances  into one or more joint  repurchase  accounts.  These balances  are  invested in one or more  repurchase  agreements,  secured by U.S.
government securities.  Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.  Each joint repurchase  arrangement  requires  that the market  value of the  collateral  be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

     |X| Illiquid and Restricted  Securities.  To enable the Underlying  Fund to sell its holdings of a restricted  security not registered  under the Securities
Act of 1933,  the  Underlying  Fund may have to  cause  those  securities  to be registered.  The expenses of registering restricted securities may be negotiated by the Underlying  Fund with the issuer at the time the Underlying Fund buys the securities.  When the  Underlying  Fund must  arrange  registration  because the
Underlying  Fund wishes to sell the security,  a considerable  period may elapse between  the time the  decision  is made to sell the  security  and the time the security is registered so that the Underlying Fund could sell it. The Underlying
Fund would bear the risks of any downward price fluctuation during that period.

     The Underlying Fund can also acquire restricted  securities through private placements.  Those  securities  have  contractual  restrictions  on their public resale. Those restrictions might limit the Underlying Fund's ability to value or to dispose of the  securities  and might  lower the amount the  Underlying  Fund could realize upon the sale.

     The Underlying Fund has  limitations  that apply to purchases of restricted securities,  as stated in the Prospectus.  Those percentage  restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines.  Those  guidelines  take into account the trading  activity for such securities and the  availability of reliable  pricing  information,  among other factors.  If there is a lack of  trading  interest  in a  particular  Rule  144A security,  the Underlying  Fund's holdings of that security may be considered to be illiquid.

     Illiquid  securities  include repurchase  agreements  maturing in more than seven days and participation  interests that do not have puts exercisable within seven days.

     |X|  Loans  of  Portfolio  Securities.  The  Underlying  Fund  can lend its portfolio  securities  to certain  types of eligible  borrowers  approved by the
Board of Directors.  It may do so to try to provide  income or to raise cash for liquidity purposes. These loans are limited to not more than 25% of the value of the  Underlying  Fund's total assets.  There are some risks in  connection  with securities  lending.  The Underlying Fund might  experience a delay in receiving additional  collateral  to secure a loan,  or a delay in  recovery of the loaned securities.  The Underlying Fund presently does not intend to engage in loans of securities in the coming year.

     The  Underlying  Fund must receive  collateral  for a loan.  Under  current applicable  regulatory  requirements  (which  are  subject to  change),  on each business  day the loan  collateral  must be at least  equal to the  value of the loaned securities.  It must consist of cash, bank letters of credit,  securities of the U.S.  government  or its  agencies  or  instrumentalities,  or other cash equivalents  in  which  the  Underlying  Fund  is  permitted  to  invest.  To be acceptable as collateral,  letters of credit must obligate a bank to pay amounts demanded by the Underlying Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be  satisfactory to the Underlying Fund.

     When it lends securities, the Underlying Fund receives amounts equal to the dividends or interest on loaned securities.  It also receives one or more of (a)
negotiated  loan fees, (b) interest on securities  used as  collateral,  and (c)
interest on any short-term debt securities  purchased with such loan collateral.
Either type of interest may be shared with the borrower. The Underlying Fund can also  pay  reasonable  finder's,  custodian  bank  and  administrative  fees  in connection with these loans. The terms of the Underlying  Fund's loans must meet applicable  tests under the Internal Revenue Code and must permit the Underlying
Fund to reacquire  loaned  securities on five days' notice or in time to vote on any important matter.

      |X| Derivatives. The Underlying Fund can invest in a variety of derivative investments to seek income or for hedging purposes. Some derivative investments the
Underlying Fund can use are the hedging instruments described below.

     Other  derivative  investments  the  Underlying  Fund can invest in include
"index-linked"  notes.  Principal and/or interest payments on these notes depend on the  performance  of an underlying  index.  Currency-indexed  securities  are another  derivative the Underlying Fund can use.  Typically these are short-term or  intermediate-term  debt securities.  Their value at maturity or the rates at which they pay income are  determined by the change in value of the U.S.  dollar against  one or more  foreign  currencies  or an  index.  In some  cases,  these securities  may pay an amount at  maturity  based on a multiple of the amount of the  relative  currency  movements.  This  type of  index  security  offers  the potential  for increased  income or principal  payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

     Other  derivative  investments  the  Underlying  Fund can use include  debt exchangeable for common stock of an issuer or "equity-linked debt securities" of an issuer.  At maturity,  the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the  issuer's  common stock at the time of maturity.  Both alternatives present a risk that the amount payable at maturity will be less than the  principal  amount of the debt because the price of the  issuer's  common  stock  might  not be as high as the  Manager expected.

     |X|  Hedging.  The  Underlying  Fund can use  hedging to attempt to protect against  declines in the market value of the  Underlying  Fund's  portfolio,  to permit the Underlying Fund to retain  unrealized gains in the value of portfolio securities  which have  appreciated,  or to facilitate  selling  securities  for investment  reasons.  To do so,  the  Underlying  Fund  could:  o  sell  futures contracts, o buy puts on such futures or on securities, or o write covered calls on  securities  or  futures.  Covered  calls  can also be used to  increase  the
Underlying Fund's income,  but the Manager does not expect to engage extensively in that practice.

     The  Underlying  Fund  can use  hedging  to  establish  a  position  in the
securities   market  as  a  temporary   substitute  for  purchasing   particular
securities.  In that case, the  Underlying  Fund would normally seek to purchase the securities and then terminate  that hedging  position.  The Underlying  Fund might also use this type of hedge to attempt to protect  against the possibility that its portfolio  securities would not be fully included in a rise in value of the market. To do so the Underlying Fund could: o buy futures, or o buy calls on such futures or on securities.

     The  Underlying  Fund is not  obligated  to use hedging  instruments,  even though it is permitted  to use them in the  Manager's  discretion,  as described below.  The  Underlying  Fund's  strategy of hedging with futures and options on futures will be incidental to the Underlying Fund's activities in the underlying cash market. The particular hedging  instruments the Underlying Fund can use are described  below.  The Underlying  Fund can employ new hedging  instruments  and strategies when they are developed,  if those investment  methods are consistent with the  Underlying  Fund's  investment  objective  and are  permissible  under applicable regulations governing the Underlying Fund.

     |_| Futures.  The Underlying  Fund can buy and sell futures  contracts that relate to (1)  broadly-based  stock  indices  ("stock  index  futures") (2) debt securities  (these  are  referred  to as  "interest  rate  futures"),  (3) other broadly-based securities indices (these are referred to as "financial futures"),
(4) foreign  currencies (these are referred to as "forward  contracts"),  or (5)
commodities (these are referred to as "commodity futures"), or (6) an individual stock ("single stock futures").

     A  broadly-based  stock index is used as the basis for trading  stock index futures.  They may in some cases be based on stocks of  issuers in a  particular industry or group of industries.  A stock index assigns  relative  values to the common stocks included in the index and its value  fluctuates in response to the changes in value of the underlying  stocks. A stock index cannot be purchased or sold directly. Financial futures are similar contracts based on the future value of the basket of securities that comprise the index.  These  contracts  obligate the seller to deliver,  and the  purchaser  to take,  cash to settle the futures transaction.  There is no delivery made of the  underlying  securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

     An interest rate future  obligates the seller to deliver (and the purchaser to take)  cash or a  specified  type of debt  security  to  settle  the  futures transaction.  Either party could also enter into an offsetting contract to close out the position.

     The Underlying Fund can invest a portion of its assets in commodity futures contracts.  Commodity  futures  may be based upon  commodities  within five main commodity  groups:  (1) energy,  which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3) agriculture, which includes wheat,  corn,  soybeans,  cotton,  coffee,  sugar and cocoa;  (4)
industrial metals, which includes aluminum,  copper, lead, nickel, tin and zinc;
and  (5)  precious  metals,  which  includes  gold,  platinum  and  silver.  The
Underlying Fund can purchase and sell commodity  futures  contracts,  options on futures  contracts and options and futures on commodity  indices with respect to these five main  commodity  groups and the  individual  commodities  within each group, as well as other types of commodities.

     A single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified  equity  security  to settle the futures  transaction.
Either  party  could  also enter into an  offsetting  contract  to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

     No money is paid or received by the Underlying Fund on the purchase or sale of a future. Upon entering into a futures transaction,  the Underlying Fund will be required to deposit an initial  margin  payment  with the futures  commission merchant (the "futures broker").  Initial margin payments will be deposited with the Underlying  Fund's  custodian  bank in an account  registered in the futures broker's name. However,  the futures broker can gain access to that account only under  specified  conditions.  As the  future is marked to market  (that is, its value on the  Underlying  Fund's  books is  changed)  to reflect  changes in its market value, subsequent margin payments,  called variation margin, will be paid to or by the futures broker daily.

     At any time prior to  expiration  of the future,  the  Underlying  Fund can elect to close out its position by taking an opposite position,  at which time a final  determination of variation margin is made and any additional cash must be paid by or released to the  Underlying  Fund.  Any loss or gain on the future is then realized by the Underlying Fund for tax purposes. All futures transactions, except forward contracts,  are effected through a clearinghouse  associated with the exchange on which the contracts are traded.

     |_| Put and Call  Options.  The  Underlying  Fund can buy and sell  certain kinds of put options  ("puts") and call options  ("calls").  The Underlying Fund can buy and sell  exchange-traded  and  over-the-counter  put and call  options, including  index options,  securities  options,  currency  options,  commodities options, and options on the other types of futures described above.

     |_| Writing  Covered Call Options.  The Underlying Fund can write (that is, sell) covered  calls.  If the  Underlying  Fund sells a call option,  it must be covered.  That means the  Underlying  Fund must own the security  subject to the call while the call is outstanding, or, for certain types of calls, the call can be covered by identifying liquid assets on the Underlying Fund's books to enable the Underlying Fund to satisfy its  obligations if the call is exercised.  Up to
25% of the Underlying Fund's total assets can be subject to calls the Underlying
Fund writes.

     When the Underlying  Fund writes a call on a security,  it receives cash (a premium).  The  Underlying  Fund  agrees to sell the  underlying  security  to a purchaser of a corresponding call on the same security during the call period at a fixed  exercise  price  regardless  of market  price  changes  during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Underlying Fund has the risk of loss  that the  price of the  underlying  security  may  decline during the call  period.  That risk may be offset to some  extent by the premium the Underlying Fund receives. If the value of the investment does not rise above the call price,  it is likely that the call will lapse without being  exercised.
In that case the Underlying Fund would keep the cash premium and the investment.

     When the  Underlying  Fund writes a call on an index,  it receives  cash (a premium). If the buyer of the call exercises it, the Underlying Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of  difference.  If the value of the underlying investment  does not rise above the call price,  it is likely that the call will lapse without being  exercised.  In that case the Underlying Fund would keep the cash premium.

     The Underlying Fund's custodian bank, or a securities depository acting for the custodian bank, will act as the Underlying Fund's escrow agent,  through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the  Underlying  Fund has written calls traded on exchanges or as to other acceptable escrow  securities.  In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the Underlying Fund enters into a closing transaction.

     When the Underlying Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will  establish  a  formula  price at which  the  Underlying  Fund will have the absolute right to repurchase  that OTC option.  The formula price will generally be based on a multiple of the premium  received for the option,  plus the amount by which the  option is  exercisable  below the market  price of the  underlying security  (that is,  the option is "in the  money").  When the  Underlying  Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid  securities) the  mark-to-market  value of any OTC option it holds,  unless the option is subject to a buy-back  agreement  by the  executing broker.  To terminate its  obligation on a call it has written,  the  Underlying
Fund can purchase a corresponding call in a "closing purchase  transaction." The
Underlying  Fund will then realize a profit or loss,  depending upon whether the net of the amount of the option  transaction  costs and the premium  received on the call the  Underlying  Fund  wrote is more or less than the price of the call the Underlying Fund purchases to close out the transaction.  The Underlying Fund may realize a profit if the call  expires  unexercised,  because the  Underlying
Fund will retain the  underlying  security  and the premium it received  when it wrote the call.  Any such profits are  considered  short-term  capital gains for federal  income  tax  purposes,  as are  the  premiums  on  lapsed  calls.  When distributed by the Underlying Fund they are taxable as ordinary  income.  If the
Underlying Fund cannot effect a closing purchase  transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

     The  Underlying  Fund can also write  calls on a futures  contract  without owning the futures contract or securities  deliverable under the contract. To do so, at the time the call is written,  the Underlying Fund must cover the call by identifying  an  equivalent  dollar  amount of liquid  assets on the  Underlying
Fund's books. The Underlying Fund will identify  additional liquid assets on its books if the value of the  segregated  assets  drops  below 100% of the  current
value  of  the  future.   Because  of  this  segregation   requirement,   in  no
circumstances  would the Underlying  Fund's receipt of an exercise  notice as to that future require the Underlying Fund to deliver a futures contract.  It would simply put the Underlying Fund in a short futures  position,  which is permitted by the Underlying Fund's hedging policies.

     o Writing Put Options.  The  Underlying  Fund can sell put  options.  A put option on securities  gives the purchaser the right to sell,  and the writer the obligation to buy, the  underlying  investment at the exercise  price during the option  period.  The Underlying  Fund will not write puts if, as a result,  more than  25%  of the  Underlying  Fund's  total  assets  would  be  required  to be segregated to cover such put options.

     If the  Underlying  Fund  writes a put,  the put must be  covered by liquid assets  identified on the  Underlying  Fund's books.  The premium the Underlying
Fund  receives from writing a put  represents a profit,  as long as the price of the  underlying  investment  remains equal to or above the exercise price of the put. However,  the Underlying Fund also assumes the obligation during the option period  to buy  the  underlying  investment  from  the  buyer  of the put at the exercise  price,  even if the value of the  investment  falls below the exercise price.  If a put the  Underlying  Fund  has  written  expires  unexercised,  the
Underlying  Fund  realizes  a  gain  in  the  amount  of the  premium  less  the transaction  costs incurred.  If the put is exercised,  the Underlying Fund must fulfill its  obligation  to purchase the  underlying  investment at the exercise price. That price will usually exceed the market value of the investment at that time.  In that  case,  the  Underlying  Fund may  incur a loss if it  sells  the underlying  investment.  That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Underlying Fund incurred.

     When writing a put option on a security,  to secure its  obligation  to pay for the underlying  security the  Underlying  Fund will deposit in escrow liquid assets  with a  value  equal  to or  greater  than  the  exercise  price  of the underlying securities.  The Underlying Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

     As long as the Underlying Fund's obligation as the put writer continues, it may be assigned an exercise  notice by the  broker-dealer  through which the put was sold.  That notice will require the Underlying  Fund to take delivery of the underlying  security  and pay the exercise  price.  The  Underlying  Fund has no control over when it may be required to purchase the underlying security,  since it may be assigned an exercise  notice at any time prior to the  termination  of its  obligation  as the  writer  of the put.  That  obligation  terminates  upon expiration of the put. It may also  terminate if, before it receives an exercise notice, the Underlying Fund effects a closing purchase transaction by purchasing a put of the same series as it sold.  Once the Underlying Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

     The Underlying Fund can decide to effect a closing purchase  transaction to realize a profit on an  outstanding  put option it has written or to prevent the underlying  security from being put.  Effecting a closing  purchase  transaction will  also  permit  the  Underlying  Fund to write  another  put  option  on the security,  or to sell the security and use the proceeds  from the sale for other investments.  The  Underlying  Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium  received  from  writing the put option.  Any profits from writing puts are considered  short-term  capital gains for federal tax purposes, and when distributed by the Underlying Fund, are taxable as ordinary income.

     o Purchasing  Calls and Puts.  The  Underlying  Fund can purchase  calls to protect against the possibility  that the Underlying  Fund's  portfolio will not participate in an anticipated rise in the securities market. When the Underlying
Fund buys a call  (other  than in a  closing  purchase  transaction),  it pays a premium. The Underlying Fund then has the right to buy the underlying investment from a seller of a  corresponding  call on the same  investment  during the call period at a fixed exercise price.  The Underlying Fund benefits only if it sells the call at a profit or if,  during the call  period,  the  market  price of the underlying  investment  is above the sum of the call price plus the  transaction costs and the premium paid for the call and the  Underlying  Fund  exercises the call. If the  Underlying  Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the  Underlying  Fund  will  have  paid the  premium  but lost the right to purchase the underlying investment.

     The  Underlying  Fund can buy puts  whether or not it holds the  underlying investment in its portfolio. When the Underlying Fund purchases a put, it pays a premium and, except as to puts on indices,  has the right to sell the underlying investment  to a seller of a put on a  corresponding  investment  during the put period at a fixed  exercise  price.  Buying a put on  securities  or futures the
Underlying  Fund owns enables the  Underlying  Fund to attempt to protect itself during  the  put  period  against  a  decline  in the  value  of the  underlying investment below the exercise price by selling the underlying  investment at the exercise  price to a seller of a  corresponding  put. If the market price of the underlying  investment is equal to or above the exercise price and, as a result, the put is not  exercised  or  resold,  the put  will  become  worthless  at its expiration date. In that case the Underlying Fund will have paid the premium but lost the right to sell the underlying  investment.  However, the Underlying Fund can  sell  the put  prior to its  expiration.  That  sale may or may not be at a profit.

     Buying a put on an investment the Underlying  Fund does not own (such as an index or future)  permits  the  Underlying  Fund to resell the put or to buy the underlying  investment and sell it at the exercise price.  The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying  investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

     When the Underlying Fund purchases a call or put on an index or future,  it pays a  premium,  but  settlement  is in cash  rather  than by  delivery  of the underlying investment to the Underlying Fund. Gain or loss depends on changes in the index in question  (and thus on price  movements  in the  securities  market generally)  rather than on price  movements in individual  securities or futures contracts.

     The Underlying Fund can buy a call or put only if, after the purchase,  the value of all call and put options held by the Underlying Fund will not exceed 5%
of the Underlying Fund's total assets.

     |_| Buying and Selling Options on Foreign  Currencies.  The Underlying Fund
can buy and sell calls and puts on foreign  currencies.  They  include  puts and
calls  that  trade  on  a  securities   or   commodities   exchange  or  in  the
over-the-counter  markets  or are  quoted by major  recognized  dealers  in such options.  The  Underlying  Fund could use these calls and puts to try to protect against declines in the dollar value of foreign  securities and increases in the dollar cost of foreign securities the Underlying Fund wants to acquire.

     If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated,  the increased cost of those securities may be partially  offset by purchasing  calls or writing puts on that foreign currency.  If the Manager anticipates a decline in the dollar value of a foreign  currency,  the  decline in the  dollar  value of  portfolio  securities denominated  in that  currency  might be  partially  offset by writing  calls or purchasing  puts on that foreign  currency.  However,  the currency  rates could fluctuate  in a  direction  adverse  to  the  Underlying  Fund's  position.  The
Underlying Fund will then have incurred option premium  payments and transaction costs without a corresponding benefit.

     A call the Underlying Fund writes on a foreign currency is "covered" if the
Underlying Fund owns the underlying  foreign currency covered by the call or has an  absolute  and  immediate  right to acquire  that  foreign  currency  without additional cash consideration (or it can do so for additional cash consideration held in a segregated  account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

     The Underlying  Fund could write a call on a foreign  currency to provide a hedge  against  a  decline  in the U.S.  dollar  value of a  security  which the
Underlying Fund owns or has the right to acquire and which is denominated in the currency  underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a "cross-hedging"
strategy.  In those  circumstances,  the  Underlying  Fund  covers the option by maintaining cash, U.S.  government  securities or other liquid,  high-grade debt securities  in an  amount  equal  to the  exercise  price  of the  option,  in a segregated account with the Underlying Fund's custodian bank.

     |_|  Risks  of  Hedging  with  Options  and  Futures.  The  use of  hedging instruments requires special skills and knowledge of investment  techniques that are  different  than what is required for normal  portfolio  management.  If the
Manager uses a hedging  instrument at the wrong time or judges market conditions incorrectly,  hedging  strategies may reduce the Underlying  Fund's return.  The
Underlying  Fund could also  experience  losses if the prices of its futures and options positions were not correlated with its other investments.

     The Underlying Fund's option activities could affect its portfolio turnover rate and brokerage commissions.  The exercise of calls written by the Underlying
Fund might cause the Underlying Fund to sell related portfolio securities,  thus increasing its turnover  rate.  The exercise by the  Underlying  Fund of puts on securities will cause the sale of underlying  investments,  increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the
Underlying Fund's control, holding a put might cause the Underlying Fund to sell the related  investments  for reasons that would not exist in the absence of the put.

     The Underlying  Fund could pay a brokerage  commission  each time it buys a call or put,  sells a call or put, or buys or sells an underlying  investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the  commissions  for direct  purchases or sales of the underlying  investments.  Premiums paid for options are small in relation to the market value of the underlying investments.  Consequently,  put and call options offer large  amounts of  leverage.  The  leverage  offered by trading in options could result in the  Underlying  Fund's net asset value being more  sensitive to changes in the value of the underlying investment.

     If a  covered  call  written  by the  Underlying  Fund is  exercised  on an investment that has increased in value,  the Underlying Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

     An  option  position  may be  closed  out  only on a market  that  provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular  option.  The Underlying
Fund might experience  losses if it could not close out a position because of an illiquid market for the future or option.

     There is a risk in using  short  hedging by selling  futures or  purchasing puts on broadly-based  indices or futures to attempt to protect against declines in the value of the Underlying Fund's portfolio securities. The risk is that the prices of the futures or the applicable  index will correlate  imperfectly  with the  behavior  of the cash  prices  of the  Underlying  Fund's  securities.  For example,  it is  possible  that  while  the  Underlying  Fund has  used  hedging instruments  in a short  hedge,  the market  might  advance and the value of the securities  held in the  Underlying  Fund's  portfolio  might  decline.  If that occurred,  the Underlying  Fund would lose money on the hedging  instruments and also  experience a decline in the value of its  portfolio  securities.  However, while this could occur for a very brief period or to a very small  degree,  over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

     The risk of  imperfect  correlation  increases  as the  composition  of the
Underlying  Fund's  portfolio  diverges  from  the  securities  included  in the applicable  index.  To compensate for the imperfect  correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments,  the Underlying Fund might use hedging instruments in a greater  dollar  amount than the dollar  amount of  portfolio  securities  being hedged.  It  might  do so if the  historical  volatility  of the  prices  of the portfolio securities being hedged is more than the historical  volatility of the applicable index.

     The ordinary  spreads  between  prices in the cash and futures  markets are subject to  distortions,  due to  differences  in the  nature of those  markets.
First,  all participants in the futures market are subject to margin deposit and
maintenance   requirements.   Rather  than  meeting  additional  margin  deposit
requirements,   investors  may  close  futures  contracts   through   offsetting
transactions  which could distort the normal  relationship  between the cash and futures  markets.  Second,  the  liquidity  of the  futures  market  depends  on participants entering into offsetting  transactions rather than making or taking delivery. To the extent participants decide to make or take delivery,  liquidity in the futures market could be reduced, thus producing  distortion.  Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

     The Underlying Fund can use hedging  instruments to establish a position in the securities markets as a temporary  substitute for the purchase of individual securities  (long  hedging)  by buying  futures  and/or  calls on such  futures, broadly-based indices or on securities.  It is possible that when the Underlying
Fund does so the market might decline. If the Underlying Fund then concludes not to invest in  securities  because  of  concerns  that the market  might  decline further or for other  reasons,  the  Underlying  Fund will realize a loss on the hedging  instruments  that is not  offset  by a  reduction  in the  price of the securities purchased.

     |_| Forward  Contracts.  Forward  contracts are foreign  currency  exchange contracts.  They are used to buy or sell foreign currency for future delivery at a fixed price.  The Underlying Fund uses them to "lock in" the U.S. dollar price of a security  denominated in a foreign  currency that the  Underlying  Fund has bought or sold,  or to  protect  against  possible  losses  from  changes in the relative values of the U.S. dollar and a foreign  currency.  The Underlying Fund limits its  exposure in foreign  currency  exchange  contracts  in a  particular foreign  currency to the amount of its assets  denominated in that currency or a closely-correlated  currency.  The Underlying Fund can also use  "cross-hedging"
where the Underlying  Fund hedges against  changes in currencies  other than the currency in which a security it holds is denominated.

     Under a forward contract,  one party agrees to purchase,  and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the  contract  agreed upon by the  parties.  The transaction  price  is set at the time  the  contract  is  entered  into.  These contracts are traded in the inter-bank market conducted  directly among currency traders (usually large commercial banks) and their customers.

     The  Underlying   Fund  can  use  forward   contracts  to  protect  against
uncertainty in the level of future exchange rates. The use of forward  contracts does not  eliminate  the risk of  fluctuations  in the prices of the  underlying securities  the  Underlying  Fund owns or intends to acquire,  but it does fix a rate of exchange in advance.  Although forward  contracts may reduce the risk of loss from a decline in the value of the hedged  currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

     When the Underlying Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency,  or when it anticipates  receiving dividend  payments in a foreign  currency,  the Underlying  Fund might desire to
"lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments.  To do so, the Underlying Fund might enter into a forward contract for the purchase or sale of the amount of foreign currency  involved in the underlying  transaction,  in a fixed amount of U.S.  dollars per unit of the foreign  currency.  This is called a "transaction  hedge." The transaction hedge will protect the  Underlying  Fund against a loss from an adverse  change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared,  and the date on which the payments are made or received.

     The  Underlying  Fund could also use forward  contracts to lock in the U.S.
dollar value of portfolio positions. This is called a "position hedge." When the
Underlying  Fund  believes  that foreign  currency  might  suffer a  substantial decline against the U.S. dollar,  it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the
Underlying  Fund's portfolio  securities  denominated in that foreign  currency.
When the Underlying  Fund believes that the U.S. dollar may suffer a substantial decline against a foreign  currency,  it could enter into a forward  contract to buy  that  foreign  currency  for a  fixed  dollar  amount.  Alternatively,  the
Underlying Fund could enter into a forward contract to sell a different  foreign currency for a fixed U.S. dollar amount if the Underlying Fund believes that the
U.S.  dollar  value of the foreign  currency to be sold  pursuant to its forward contract will fall whenever  there is a decline in the U.S.  dollar value of the currency in which portfolio  securities of the Underlying Fund are  denominated.
That is referred to as a "cross hedge."

     The  Underlying  Fund  will  cover its short  positions  in these  cases by identifying  to its custodian  bank assets having a value equal to the aggregate amount  of  the  Underlying  Fund's  commitment  under  forward  contracts.  The
Underlying Fund will not enter into forward contracts or maintain a net exposure to such  contracts  if the  consummation  of the  contracts  would  obligate the
Underlying Fund to deliver an amount of foreign  currency in excess of the value of the Underlying  Fund's  portfolio  securities or other assets  denominated in that currency or another currency that is the subject of the hedge.  However, to avoid  excess  transactions  and  transaction  costs,  the  Underlying  Fund can maintain  a net  exposure  to  forward  contracts  in excess of the value of the
Underlying  Fund's portfolio  securities or other assets  denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any  currency.  The cover  must be at least  equal at all times to the amount of that excess. As one alternative,  the Underlying Fund can purchase a call option permitting the Underlying Fund to purchase the amount of foreign  currency being hedged by a forward sale contract at a price no higher than the forward contract price.  As another  alternative,  the Underlying  Fund can purchase a put option permitting the Underlying Fund to sell the amount of foreign currency subject to a  forward  purchase  contract  at a price as high or  higher  than the  forward contact price.

     The precise  matching of the amounts under forward  contracts and the value of the securities  involved  generally  will not be possible  because the future value  of  securities  denominated  in  foreign  currencies  will  change  as  a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Manager might decide to sell the
security  and  deliver  foreign   currency  to  settle  the  original   purchase
obligation.  If the  market  value of the  security  is less than the  amount of foreign  currency the  Underlying  Fund is obligated to deliver,  the Underlying
Fund might have to purchase  additional foreign currency on the "spot" (that is, cash) market to settle the security  trade.  If the market value of the security instead exceeds the amount of foreign  currency the Underlying Fund is obligated to deliver to settle the trade,  the  Underlying  Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security.
There will be additional transaction costs on the spot market in those cases.

     The  projection  of  short-term  currency  market  movements  is  extremely difficult,  and the  successful  execution of a short-term  hedging  strategy is highly uncertain.  Forward contracts involve the risk that anticipated  currency movements  will not be  accurately  predicted,  causing the  Underlying  Fund to sustain losses on these contracts and to pay additional  transactions costs. The use of forward  contracts  in this manner  might  reduce the  Underlying  Fund's performance if there are  unanticipated  changes in currency prices to a greater degree than if the Underlying Fund had not entered into such contracts.

     At or before the maturity of a forward  contract  requiring the  Underlying
Fund to sell a currency, the Underlying Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency.  In the  alternative the
Underlying Fund might retain the security and offset its contractual  obligation to deliver the currency by purchasing a second contract. Under that contract the
Underlying  Fund will obtain,  on the same maturity date, the same amount of the currency that it is obligated to deliver.  Similarly,  the Underlying Fund might close out a forward  contract  requiring it to purchase a specified  currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first  contract.  The Underlying Fund would realize a gain or loss as a result of entering into such an  offsetting  forward contract under either  circumstance.  The gain or loss will depend on the extent to which the  exchange  rate or rates  between  the  currencies  involved  moved between the execution dates of the first contract and offsetting contract.

     The costs to the Underlying  Fund of engaging in forward  contracts  varies with factors such as the currencies involved,  the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered  into  on a  principal  basis,  no  brokerage  fees or  commissions  are involved.  Because these contracts are not traded on an exchange, the Underlying
Fund must evaluate the credit and  performance  risk of the  counterparty  under each forward contract.

     Although  the  Underlying  Fund  values its  assets  daily in terms of U.S.
dollars,  it does not intend to convert its holdings of foreign  currencies into
U.S.  dollars on a daily basis. The Underlying Fund can convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for  conversion,  but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies.
Thus, a dealer might offer to sell a foreign  currency to the Underlying Fund at one rate,  while  offering a lesser  rate of  exchange  if the  Underlying  Fund desires to resell that currency to the dealer.

     |_| Interest Rate Swap  Transactions.  The  Underlying  Fund can enter into interest rate swap agreements. In an interest rate swap, the Underlying Fund and another  party  exchange  their  right to  receive  or their  obligation  to pay interest  on a  security.  For  example,  they  might  swap the right to receive floating rate payments for fixed rate payments.  The  Underlying  Fund can enter into swaps only on securities  that it owns. The Underlying  Fund will not enter into  swaps  with  respect  to more  than 25% of its  total  assets.  Also,  the
Underlying  Fund will identify  liquid assets on its books (such as cash or U.S.
government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive,  and it will adjust that amount daily, as needed.

     Swap agreements  entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Underlying  Fund under a swap agreement will be greater than the payments it received.  Credit risk arises from the possibility that the counterparty will default. If the counterparty  defaults,  the Underlying Fund's loss will consist of the net amount of contractual  interest payments that the Underlying Fund has
not  yet   received.   The  Manager   will  monitor  the   creditworthiness   of
counterparties  to the Underlying  Fund's interest rate swap  transactions on an ongoing basis.

     The  Underlying  Fund  can  enter  into  swap   transactions  with  certain
counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Underlying  Fund and that  counterparty shall be regarded as parts of an integral agreement. If amounts are payable on a
particular   date  in  the  same  currency  in  respect  of  one  or  more  swap transactions,  the amount payable on that date in that currency shall be the net amount. In addition,  the master netting agreement may provide that if one party defaults  generally or on one swap,  the  counterparty  can terminate all of the swaps with that party. Under these agreements, if a default results in a loss to one party, the measure of that party's damages is calculated by reference to the average  cost of a  replacement  swap  for  each  swap.  It is  measured  by the mark-to-market  value at the time of the termination of each swap. The gains and losses on all swaps are then netted, and the result is the  counterparty's  gain or loss on  termination.  The  termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

     |_| Regulatory  Aspects of Hedging  Instruments.  The  Commodities  Futures
Trading  Commission  (the "CFTC")  recently  eliminated  limitations  on futures trading by certain regulated entities including registered investment companies.
Consequently,  registered  investment  companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator.  The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity  Exchange Act
("CEA").  The Fund may use futures  and  options  for  hedging  and  non-hedging purposes to the extent consistent with its investment  objective,  internal risk management  guidelines  adopted by the Fund's investment advisor (as they may be amended from time to time), and as otherwise set forth in the Fund's  prospectus or this Statement of Additional Information.

     Transactions  in options by the Underlying  Fund are subject to limitations established by the option  exchanges.  The exchanges limit the maximum number of options  that may be written or held by a single  investor or group of investors acting in concert.  Those  limits apply  regardless  of whether the options were written or purchased  on the same or  different  exchanges or are held in one or more accounts or through one or more different  exchanges or through one or more brokers.  Thus, the number of options that the Underlying Fund can write or hold may be affected by options  written or held by other  entities,  including other investment  companies  having  the same  advisor as the  Underlying  Fund (or an advisor that is an affiliate of the Underlying  Fund's  advisor).  The exchanges also impose position limits on futures  transactions.  An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

     Under the  Investment  Company Act, when the  Underlying  Fund  purchases a future, it must maintain cash or readily marketable  short-term debt instruments in an amount equal to the market value of the securities  underlying the future, less the margin deposit applicable to it.

     |_| Tax Aspects of Certain Hedging  Instruments.  Certain foreign  currency exchange  contracts  in which the  Underlying  Fund can  invest  are  treated as
"Section 1256 contracts" under the Internal  Revenue Code. In general,  gains or losses relating to Section 1256 contracts are characterized as 60% long-term and
40% short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256  contracts that are forward  contracts generally  are treated as ordinary  income or loss.  In  addition,  Section 1256 contracts  held by the  Underlying  Fund at the end of  each  taxable  year  are
"marked-to-market,"  and  unrealized  gains or losses are treated as though they were  realized.  These  contracts also may be  marked-to-market  for purposes of determining the excise tax applicable to investment  company  distributions  and for other purposes under rules prescribed pursuant to the Internal Revenue Code.
An election can be made by the Underlying Fund to exempt those transactions from this marked-to-market treatment.

     Certain  forward  contracts the  Underlying  Fund enters into may result in
"straddles"  for federal income tax purposes.  The straddle rules may affect the character and timing of gains (or losses)  recognized by the Underlying  Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle  is allowed  only to the extent  that the loss  exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally  allowed at the point where there is no  unrecognized  gain in the offsetting  positions making up the straddle,  or the offsetting position is disposed of.

     Under the Internal  Revenue Code, the following gains or losses are treated as ordinary income or loss:

     (1) gains or losses  attributable  to  fluctuations  in exchange rates that occur between the time the Underlying Fund accrues interest or other receivables or accrues expenses or other  liabilities  denominated in a foreign currency and the time the  Underlying  Fund actually  collects such  receivables or pays such liabilities, and

     (2) gains or losses  attributable to fluctuations in the value of a foreign currency  between the date of  acquisition  of a debt security  denominated in a foreign  currency  or  foreign  currency  forward  contracts  and  the  date  of disposition.

     Currency  gains and losses are offset  against  market  gains and losses on each  trade  before  determining  a net  "Section  988"  gain or loss  under the
Internal Revenue Code for that trade,  which may increase or decrease the amount of the Underlying  Fund's  investment  income  available for distribution to its shareholders.

     |X| Temporary  Defensive and Interim  Investments.  The  Underlying  Fund's
temporary defensive investments can include (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; (ii) commercial paper rated in the  highest  category by an  established  rating  organization;  (iii)
certificates of deposit or bankers' acceptances of domestic banks with assets of
$1 billion or more; (iv) any of the foregoing securities that mature in one year or less (generally known as "cash equivalents");  (v) other short-term corporate debt obligations; and (vi) repurchase agreements.

Investment Restrictions

     |X|  What  Are  "Fundamental  Policies?"  Fundamental  policies  are  those policies that the Underlying Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Underlying Fund's outstanding voting  securities.  Under the  Investment  Company  Act, a  "majority"  vote is defined as the vote of the holders of the lesser of:

     o 67%  or  more  of  the  shares  present  or  represented  by  proxy  at a shareholder  meeting,  if the holders of more than 50% of the outstanding shares are present or represented by proxy, or

 o  more than 50% of the outstanding shares.

     The Underlying Fund's investment  objective is a fundamental policy.  Other policies  described in the  Underlying  Fund's  Prospectus  or its  Statement of
Additional Information and in this Appendix C are "fundamental" only if they are identified  as such.  The  Underlying  Fund's  Board  of  Directors  can  change non-fundamental  policies without  shareholder  approval.  However,  significant changes to investment  policies will be described in  supplements  or updates to the  Underlying  Fund's  Prospectus or Statement of Additional  Information,  as
appropriate.  The Underlying  Fund's most  significant  investment  policies are described in its Prospectus as well as in the  Oppenheimer  Principal  Protected
Main Street Fund Prospectus.

     |X| Does the Underlying  Fund Have  Additional  Fundamental  Policies?  The
following  investment  restrictions  are Fundamental  policies of the Underlying
Fund.

     o The Underlying Fund cannot concentrate investments.  That means it cannot invest 25% or more of its total  assets in any  industry.  However,  there is no limitation on investments in U.S. government securities.

     o The Underlying Fund cannot invest in commodities. However, the Underlying
Fund can buy and sell any of the  hedging  instruments  permitted  by any of its other policies. It does not matter if the hedging instrument is considered to be a commodity or commodity contract.

     o The Underlying  Fund cannot invest in real estate or in interests in real estate.  However, the Underlying Fund can purchase securities of issuers holding real estate or interests  in real estate  (including  securities  of real estate investment trusts).

     o The Underlying Fund cannot  underwrite  securities of other companies.  A permitted  exception  is in case it is  deemed  to be an  underwriter  under the
Securities Act of 1933 when reselling any securities held in its own portfolio.

     o The Underlying Fund cannot issue "senior  securities,"  but this does not prohibit  certain  investment  activities  for  which  assets  of the  Fund  are designated  as  segregated,  or margin,  collateral or escrow  arrangements  are established,  to cover the related  obligations.  Examples  of those  activities include borrowing money,  reverse repurchase  agreements,  delayed-delivery  and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

     o The Underlying Fund cannot borrow money in excess of 33 1/3% of the value of its total assets  (including the amount  borrowed).  The Underlying  Fund may borrow only from banks and/or affiliated investment  companies.  With respect to this fundamental  policy,  the Underlying Fund can borrow only if it maintains a
300% ratio of assets to  borrowings  at all times in the manner set forth in the
Investment Company Act of 1940.

     o The  Underlying  Fund  cannot make loans  except (a)  through  lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness,  (c) through an interfund  lending  program with other  affiliated funds, and (d) through repurchase agreements

     o The Underlying Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total  assets would be invested in  securities  of that  issuer  or it  would  then  own  more  than  10% of that  issuer's  voting securities. This limit applies to 75% of the Underlying Fund's total assets. The limit does not apply to securities  issued by the U.S.  Government or any of its agencies or instrumentalities, or securities of other investment companies.

     Unless the  Prospectus or this Statement of Additional  Information  states that a percentage  restriction  applies on an ongoing basis,  it applies only at the  time  the  Underlying  Fund  makes  an  investment  (except  in the case of borrowing and investments in illiquid securities).  The Underlying Fund need not sell  securities to meet the  percentage  limits if the value of the  investment increases in proportion to the size of the Underlying Fund.

     For  purposes  of the  Underlying  Fund's  policy  not to  concentrate  its investments as described  above,  the  Underlying  Fund has adopted the industry classifications  set  forth  in  Appendix  B to  this  Statement  of  Additional
Information. This is not a fundamental policy.

Oppenheimer Principal Protected Main Street Fund(R)

Internet Website:
      www.oppenheimerfunds.com

Investment Adviser
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL.OPP (225.5677)

Custodian Bank
      JPMorgan Chase Bank
      4 Chase MetroTech Center
      Brooklyn, New York 11245

Independent Registered Public Accounting Firm
      Deloitte & Touche LLP
      555 Seventeenth Street
      Denver, Colorado 80202

Counsel to the Fund
      Myer, Swanson, Adams & Wolf, P.C.
      1600 Broadway, Suite 1480
      Denver, CO 80202

Counsel to the Independent Trustees
      Bell, Boyd & Lloyd LLC
      70 West Madison Street, Suite 3100
      Chicago, Illinois 60602
1234
PX0676.001.1205

     (1) In accordance  with Rule 12b-1 of the Investment  Company Act, the term
"Independent  Trustees" in this  Statement of Additional  Information  refers to those Trustees who are not "interested  persons" of the Fund and who do not have any direct or indirect  financial  interest in the operation of the distribution plan or any agreement under the plan.

     (1) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.

     (2)  In  the  case  of   Oppenheimer   Senior   Floating   Rate   Fund,   a
continuously-offered  closed-end fund,  references to contingent  deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions"
mean "repurchases" of shares.

     (3) An "employee  benefit plan" means any plan or  arrangement,  whether or not it is  "qualified"  under the  Internal  Revenue  Code,  under which Class N shares of an  Oppenheimer  fund or funds are  purchased  by a fiduciary or other administrator  for the account of  participants  who are  employees  of a single employer or of affiliated  employers.  These may include,  for example,  medical savings  accounts,  payroll  deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator  purchasing the shares for the benefit of participants in the plan.

     (4) The term "Group  Retirement  Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole  proprietorship,  members and  employees of a  partnership  or  association  or other  organized  group of persons (the members of which may include other  groups),  if the group has made special  arrangements  with  the  Distributor  and  all  members  of  the  group participating  in (or who are  eligible  to  participate  in) the plan  purchase shares  of an  Oppenheimer  fund or funds  through a single  investment  dealer, broker or other  financial  institution  designated  by the  group.  Such  plans include 457 plans, SEP-IRAs,  SARSEPs,  SIMPLE plans and 403(b) plans other than plans for  public  school  employees.  The term  "Group  Retirement  Plan"  also includes  qualified  retirement plans and  non-qualified  deferred  compensation plans and IRAs that purchase  shares of an  Oppenheimer  fund or funds through a single investment  dealer,  broker or other financial  institution that has made special  arrangements with the Distributor.

     (5) However,  that  concession  willnot be paid on  purchases of shares in amounts  of $1  million  or more  (including  any  right of  accumulation)  by a
Retirement Plan that pays for the purchase with the redemption proceeds of Class
C shares  of one or more  Oppenheimer  funds  held by the Plan for more than one year.

(6) This  provision does not apply to IRAs.

(7) This  provision  only applies to qualified  retirement  plans and  403(b)(7)
custodial  plans  after your  separation  from  service in or after the year you reached age 55.

(8) The distribution must be requested prior to Plan termination or the  elimination of the Oppenheimer  funds as an investment  option under the
Plan. (

9) This  provision  does not apply to IRAs.  (10) This provision does not
apply  to  loans   from   403(b)(7)   custodial   plans  and   loans   from  the
OppenheimerFunds-sponsored  Single K retirement  plan.  (11) This provision does not apply to 403(b)(7)  custodial  plans if the participant is less than age 55, nor to IRAs.